UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: January 31

Registrant is making a filing for 8 of its series:

Wells Fargo 100% Treasury Money Market Fund, Wells Fargo Cash Investment Money Market Fund, Wells Fargo Government Money Market Fund, Wells Fargo Heritage Money Market Fund, Wells Fargo Money Market Fund, Wells Fargo Municipal Cash Management Money Market Fund, Wells Fargo National Tax-Free Money Market Fund, and Wells Fargo Treasury Plus Money Market Fund.

Date of reporting period: January 31, 2018

ITEM 1.	REPORT TO STOCKHOLDERS

Annual Report

January 31, 2018

Government Money Market Funds

∎	Wells Fargo 100% Treasury Money Market Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo 100% Treasury Money Market Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Globally, investing in stocks and bonds delivered favorable returns during the past 12 months.

Dear Shareholder:

We are pleased to offer you this annual report for the Wells Fargo 100% Treasury Money Market Fund for the 12-month period that ended January 31, 2018. Globally, investing in stocks and bonds delivered favorable returns during the past 12 months. U.S. and international stocks returned 26.41% and 29.68%, respectively, for the period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index
(Net)2, respectively. Within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 2.15% and the Bloomberg Barclays Municipal Bond Index4 returned 3.52% as interest rates rose.

Short-term interest rates as measured by Treasury bills—maturities ranging from 3 to 12 months—increased an average of 100 basis points (bps: 100 bps equal 1.00%) during the period. For comparison, during the period, rates for 10-year Treasury bonds increased only 27 bps and 30-year Treasury bond rates fell 10 basis points.

Globally, synchronized growth, low inflation, and accommodative monetary policies supported investing.

During the first half of 2017, stocks rallied globally. In the U.S., the Republican Party assumed control of the White House and both houses of Congress, promising business-friendly policies and regulations that favorably influenced investor sentiment. Hiring was strong and corporate profits increased. Internationally, stocks gained, especially in the emerging markets. Economic growth, improved corporate earnings, monetary policies supportive of businesses and equity investments, and a weaker U.S. dollar supported stocks.

In March 2017, the U.S. Federal Reserve (Fed) raised its target interest rate by 0.25% to a range of 0.75% to 1.00%. Following the rate increase, short-term bond yields in the U.S. rose. Longer-term Treasury yields were little changed because inflation indicators were restrained, leading to lower but positive performance for fixed income relative to equities. Municipal bond returns were positive, helped by strong demand and constrained new-issue supply. The Fed raised the target interest rate once again in June to a range of 1.00% to 1.25%. Ten-year U.S. Treasury yields declined, the yield curve flattened, and long-term bond prices benefited.

As global growth improved in the third quarter of 2017, investment markets advanced.

Globally, stocks moved higher during the third quarter of 2017 as they were subject to the same positive economic conditions that influenced the first half of the year: moderately accelerating global economic growth supported by improving corporate earnings as well as low inflation and interest rates. Brief episodes of geopolitical tensions, primarily associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding the new U.S. administration’s trade policies, did not discourage investing activity. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate.

Outside the U.S., stocks in international developed and emerging markets also benefited from improved economic growth. While advances in emerging markets equity valuations slowed compared with the pace of the first half of 2017, they continued an upward path. Central banks in Europe, Asia, and Japan maintained low-interest-rate policies that supported business growth and equity investing.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo 100% Treasury Money Market Fund	3

In the U.S., Fed officials announced in October plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets moved higher. Synchronous economic expansion worldwide continued with mild inflation and low volatility. Data released during the quarter reflected a healthy U.S. economy. Third-quarter economic output grew at a 3.2% annual rate. Increased hiring pushed the unemployment rate down to a 17-year low of 4.1%. Tax reform in the U.S. that passed as the year ended also encouraged increased spending among businesses and individuals. Signs of long-awaited wage growth appeared to emerge.

Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, accelerated trade growth, and the firming of prices for some of the commodities that are essential exports of many international economies.

October 2017 marked one year since regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for the short-term investment opportunities afforded them by money market funds.

In December 2017, the Fed raised the federal funds rate target to a range of 1.25% to 1.50%. The Fed also began reducing its bond portfolio. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo 100% Treasury Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of January 31, 20181

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WFTXX)	11-8-1999	0.32	0.07	0.13	0.79	0.65
Administrator Class (WTRXX)	6-30-2010	0.67	0.15	0.18	0.52	0.30
Institutional Class (WOTXX)	10-31-2014	0.77	0.19	0.20	0.40	0.20
Service Class (NWTXX)	12-3-1990	0.46	0.09	0.16	0.69	0.50
Sweep Class	6-30-2010	0.18	0.04	0.13	0.95	0.83

Yield summary (%) as of January 31, 20183

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.72	1.07	1.17	0.87	0.54
7-day compound yield	0.72	1.07	1.17	0.87	0.54
30-day simple yield	0.69	1.04	1.14	0.84	0.51
30-day compound yield	0.69	1.05	1.15	0.85	0.51

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

For government money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo 100% Treasury Money Market Fund	5

Portfolio composition as of January 31, 2018[4]

Effective maturity distribution as of January 31, 2018[4]

Weighted average maturity as of January 31, 2018[5]
44 days

Weighted average life as of January 31, 2018[6]
78 days

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns for Administrator Class shares would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to reflect the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns for Sweep Class shares would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 0.57%, 0.84%, 0.96%, 0.67%, and 0.41% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo 100% Treasury Money Market Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

The Fund’s fiscal year that ended January 31, 2018, was characterized by steadily rising interest rates as overnight rates finally rose above 1.00% after spending more than eight years below that level—including seven years at yields near zero. After beginning to raise rates in a halting fashion, with one 0.25% rate hike in both December 2015 and December 2016, the U.S. Federal Reserve (Fed) began to normalize interest rates in earnest in 2017. The fiscal year began with the target range on the federal funds rate set by the Fed at 0.50% to 0.75%. The Fed raised the target range by 0.25% three times during the year—in March, June, and December—with the resulting federal funds target rate set at 1.25% to 1.50% at the end of the period. In addition to raising interest rates, the Fed also began shrinking its balance sheet in October by allowing a portion of the Treasury and mortgage-backed securities it acquired during its quantitative easing programs to mature without being reinvested. In doing so, the Fed is removing the last vestiges of its efforts to help the economy recover from the financial crisis, signaling that it views the recovery as largely complete.

The U.S. economy grew steadily throughout the year at an average rate of 2.5%, while the unemployment rate fell from 4.8% at the beginning of the fiscal year to 4.1% at the end. In addition, the underemployment rate, which includes workers marginally attached to the labor force and those working part time for economic reasons, fell from 9.4% to 8.2% over the same period, putting both measures at or below their lows in the years preceding the financial crisis. These measures, among others, likely gave the Fed the confidence it displayed in removing accommodation at the fastest pace since the financial crisis, moving to normalize interest rates and its balance sheet.

Interest rates on all categories of government money market securities moved gradually higher throughout the year, consistent with the Fed’s moves. The 3-month Treasury bill (T-bill) yields averaged 0.52% during February 2017, the first month of the fiscal year; 1.42% during January 2018, the last month of the fiscal year; and 1.01% for the entire fiscal year. This compares with an average of 0.33% for the year that ended January 31, 2017. Similarly, average 6-month T-bill yields were 0.65% in February 2017; 1.60% in January 2018; and 1.14% over the whole fiscal year, up from 0.46% in the previous fiscal year.

Our investment strategy remained consistent. We invested in T-bills and U.S. Treasury notes—including floating-rate notes—while taking into account the Fund’s overall level of liquidity and average maturity and seeking to maintain a stable $1.00 net asset value.

Strategic outlook

The economy has continued its solid performance, with a stronger labor market and very gradually rising—but still below target—inflation. The Fed has signaled that it will continue to proceed cautiously, weighing incoming economic data and other factors and modifying its interest-rate path accordingly, and it currently projects that it will continue to raise rates throughout the coming year. The fiscal boost likely to come in 2018 from changes in U.S. tax policy and rates enacted late in 2017 should increase the likelihood of the Fed following through on its projections. In addition, T-bill issuance to the public by the U.S. Treasury should be bolstered by expected rising federal deficits and by the Fed stepping back as a buyer of Treasury securities as it lets its balance sheet shrink. These factors suggest that interest rates on U.S. government money market securities may continue to rise in 2018. Among the risks to this outlook are political developments in both the U.S. and abroad; a pullback in risk asset valuations, which have expanded robustly over the past fiscal year; and a turn in the economic cycle, as the current expansion is well-aged by historical standards. In the face of this uncertainty, we believe that our investment strategy, with its focus on capital preservation and liquidity, should enable the Fund to continue to meet its objectives.

Please see footnotes on page 5.

Fund expenses (unaudited)	Wells Fargo 100% Treasury Money Market Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2017 to January 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8-1-2017	Ending account value 1-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,002.52	$3.29	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	$3.32	0.65%
Administrator Class
Actual	$1,000.00	$1,004.29	$1.52	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53	0.30%
Institutional Class
Actual	$1,000.00	$1,004.79	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.19	$1.02	0.20%
Service Class
Actual	$1,000.00	$1,003.28	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.56	0.50%
Sweep Class
Actual	$1,000.00	$1,001.61	$4.20	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.01	$4.24	0.83%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo 100% Treasury Money Market Fund	Portfolio of investments—January 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Treasury Debt: 104.29%
U.S. Treasury Bill (z)	0.00%	2-1-2018	$857,960,000	$857,960,000
U.S. Treasury Bill (z)	1.12	2-8-2018	1,072,390,000	1,072,123,944
U.S. Treasury Bill (z)	1.17	2-15-2018	835,850,000	835,442,418
U.S. Treasury Bill (z)	1.20	2-22-2018	1,850,000,000	1,848,647,615
U.S. Treasury Bill (z)	1.30	5-10-2018	160,000,000	159,431,941
U.S. Treasury Bill (z)	1.35	5-3-2018	500,000,000	498,276,435
U.S. Treasury Bill (z)	1.36	4-26-2018	490,000,000	488,436,258
U.S. Treasury Bill (z)	1.36	5-17-2018	90,000,000	89,642,052
U.S. Treasury Bill (z)	1.37	3-1-2018	600,000,000	599,336,362
U.S. Treasury Bill (z)	1.39	4-19-2018	250,000,000	249,247,111
U.S. Treasury Bill (z)	1.41	4-12-2018	150,000,000	149,584,375
U.S. Treasury Bill (z)	1.41	5-24-2018	100,000,000	99,558,378
U.S. Treasury Bill (z)	1.43	4-5-2018	100,000,000	99,745,725
U.S. Treasury Bill (z)	1.44	5-31-2018	200,000,000	199,047,422
U.S. Treasury Bill (z)	1.45	3-29-2018	100,000,000	99,771,333
U.S. Treasury Bill (z)	1.45	6-7-2018	100,000,000	99,492,500
U.S. Treasury Bill (z)	1.48	6-21-2018	116,550,000	115,876,682
U.S. Treasury Bill (z)	1.54	6-28-2018	80,000,000	79,495,953
U.S. Treasury Bill (z)	1.56	7-5-2018	150,000,000	148,997,931
U.S. Treasury Bill (z)	1.58	7-12-2018	120,000,000	119,153,856
U.S. Treasury Bill (z)	1.59	7-19-2018	50,000,000	49,628,417
U.S. Treasury Note	0.75	4-15-2018	20,000,000	19,981,282
U.S. Treasury Note	0.75	9-30-2018	20,000,000	19,876,379
U.S. Treasury Note	0.88	5-31-2018	20,000,000	19,974,813
U.S. Treasury Note	0.88	10-15-2018	40,000,000	39,773,771
U.S. Treasury Note	1.00	2-15-2018	105,000,000	104,990,863
U.S. Treasury Note	1.00	5-31-2018	140,000,000	139,863,565
U.S. Treasury Note	1.25	10-31-2018	20,000,000	19,935,234
U.S. Treasury Note	1.38	9-30-2018	20,000,000	19,963,932
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.00%) ±	1.44	1-31-2020	40,000,000	40,000,000
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	1.49	10-31-2019	155,000,000	155,012,323
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	1.50	7-31-2019	60,000,000	60,003,281
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.14%) ±	1.58	1-31-2019	225,000,000	225,030,595
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.17%) ±	1.61	7-31-2018	200,000,000	200,004,214
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.17%) ±	1.61	10-31-2018	150,000,000	149,998,694
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.19%) ±	1.63	4-30-2018	110,000,000	110,000,569
U.S. Treasury Note	2.38	5-31-2018	80,000,000	80,275,105
U.S. Treasury Note	2.75	2-28-2018	10,000,000	10,011,252
U.S. Treasury Note	3.50	2-15-2018	350,000,000	350,292,118
U.S. Treasury Note	3.88	5-15-2018	10,000,000	10,074,419

Total Treasury Debt (Cost $9,733,959,117)				9,733,959,117

Total investments in securities (Cost $9,733,959,117)	104.29%	9,733,959,117
Other assets and liabilities, net	(4.29)	(400,310,762)

Total net assets	100.00%	$9,333,648,355

(z)	Zero coupon security. The rate represents the current yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2018	Wells Fargo 100% Treasury Money Market Fund	9

Assets
Investments in unaffiliated securities, at amortized cost	$9,733,959,117
Receivable for investments sold	497,767,442
Receivable for Fund shares sold	339,291
Receivable for interest	7,697,542
Prepaid expenses and other assets	194,811

Total assets	10,239,958,203

Liabilities
Payable for investments purchased	898,249,164
Dividends payable	3,547,677
Management fee payable	917,444
Administration fees payable	771,127
Payable for Fund shares redeemed	679,550
Due to custodian bank	347,992
Distribution fee payable	139,217
Trustees’ fees and expenses payable	2,383
Accrued expenses and other liabilities	1,655,294

Total liabilities	906,309,848

Total net assets	$9,333,648,355

NET ASSETS CONSIST OF
Paid-in capital	$9,333,600,622
Undistributed net investment income	3,119
Accumulated net realized gains on investments	44,614

Total net assets	$9,333,648,355

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$291,246,114
Shares outstanding – Class A1	291,228,416
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$914,471,400
Shares outstanding – Administrator Class[1]	914,413,534
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$4,700,730,712
Shares outstanding – Institutional Class[1]	4,700,445,176
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$2,945,498,185
Shares outstanding – Service Class[1]	2,945,328,848
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$481,701,944
Shares outstanding – Sweep Class[1]	481,674,196
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo 100% Treasury Money Market Fund	Statement of operations—year ended January 31, 2018

Investment income
Interest	$92,355,590

Expenses
Management fee	29,829,143
Administration fees
Class A	693,553
Administrator Class	1,034,729
Institutional Class	3,571,871
Service Class	3,907,718
Sweep Class	157,835
Shareholder servicing fees
Class A	788,129
Administrator Class	1,034,427
Service Class	8,140,875
Sweep Class	1,315,295
Distribution fee
Sweep Class	1,841,413
Custody and accounting fees	462,900
Professional fees	52,575
Registration fees	312,616
Shareholder report expenses	156,844
Trustees’ fees and expenses	20,534
Other fees and expenses	128,393

Total expenses	53,448,850
Less: Fee waivers and/or expense reimbursements	(19,066,338)

Net expenses	34,382,512

Net investment income	57,973,078

Net realized losses on investments	(87,084)

Net increase in net assets resulting from operations	$57,885,994

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo 100% Treasury Money Market Fund	11

	Year ended January 31, 2018		Year ended January 31, 2017

Operations
Net investment income		$57,973,078		$5,376,155
Net realized gains (losses) on investments		(87,084)		347,696

Net increase in net assets resulting from operations		57,885,994		5,723,851

Distributions to shareholders from
Net investment income
Class A		(965,544)		(126)
Administrator Class		(6,627,174)		(973,968)
Institutional Class		(34,332,395)		(4,084,009)
Service Class		(14,586,653)		(93,373)
Sweep Class		(831,054)		(247)
Net realized gains
Class A		(17,037)		(18,882)
Administrator Class		(59,926)		(89,010)
Institutional Class		(263,674)		(152,769)
Service Class		(158,024)		(187,100)
Sweep Class		(26,189)		(40,594)

Total distributions to shareholders		(57,867,670)		(5,640,078)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,135,806,761	1,135,806,761	1,428,760,310	1,428,760,310
Administrator Class	3,968,753,750	3,968,753,750	4,591,892,019	4,591,892,019
Institutional Class	13,161,870,367	13,161,870,367	9,527,835,743	9,527,835,743
Service Class	19,403,845,448	19,403,845,448	20,737,559,430	20,737,559,430
Sweep Class	3,679,356,512	3,679,356,512	4,245,101,740	4,245,101,740

		41,349,632,838		40,531,149,242

Reinvestment of distributions
Class A	981,504	981,504	18,985	18,985
Administrator Class	3,277,129	3,277,129	442,842	442,842
Institutional Class	22,397,562	22,397,562	3,183,842	3,183,842
Service Class	2,682,696	2,682,696	56,832	56,832
Sweep Class	857,222	857,222	40,841	40,841

		30,196,113		3,743,342

Payment for shares redeemed
Class A	(1,209,172,771)	(1,209,172,771)	(1,529,334,437)	(1,529,334,437)
Administrator Class	(4,284,479,032)	(4,284,479,032)	(5,311,366,601)	(5,311,366,601)
Institutional Class	(12,050,337,321)	(12,050,337,321)	(6,596,772,428)	(6,596,772,428)
Service Class	(19,798,151,954)	(19,798,151,954)	(23,014,751,727)	(23,014,751,727)
Sweep Class	(3,870,749,117)	(3,870,749,117)	(4,046,160,962)	(4,046,160,962)

		(41,212,890,195)		(40,498,386,155)

Net increase in net assets resulting from capital share transactions		166,938,756		36,506,429

Total increase in net assets		166,957,080		36,590,202

Net assets
Beginning of period		9,166,691,275		9,130,101,073

End of period		$9,333,648,355		$9,166,691,275

Undistributed net investment income		$3,119		$3,235

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo 100% Treasury Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
CLASS A	2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [1]	0.00 [1]	0.00 [1,2]	(0.00)[1,2]	0.00 [1]
Net realized gains (losses) on investments	(0.00)[1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.32%	0.01%	0.00%	0.00%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.79%	0.79%	0.79%
Net expenses	0.64%	0.36%	0.08%	0.04%	0.06%
Net investment income (loss)	0.31%	0.00%	0.00%	(0.00)%	0.00%
Supplemental data
Net assets, end of period (000s omitted)	$291,246	$363,639	$464,176	$1,009,623	$932,956

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo 100% Treasury Money Market Fund	13

(For a share outstanding throughout each period)

	Year ended January 31
ADMINISTRATOR CLASS	2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.01	0.00 [1]	0.00 [1]	(0.00)[1,2]	0.00 [1]
Net realized gains (losses) on investments	(0.00)[1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]

Total from investment operations	0.01	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.67%	0.07%	0.00%	0.00%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.51%	0.51%	0.51%
Net expenses	0.30%	0.30%	0.08%	0.04%	0.06%
Net investment income (loss)	0.65%	0.06%	0.00%	(0.00)%	0.00%
Supplemental data
Net assets, end of period (000s omitted)	$914,471	$1,226,947	$1,945,991	$2,656,805	$2,754,138

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo 100% Treasury Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
INSTITUTIONAL CLASS	2018	2017	2016	2015[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.01	0.00 [2]	0.00 [2]	(0.00)[2,3]
Net realized gains (losses) on investments	(0.00)[2]	0.00 [2]	(0.00)[2]	0.00 [2]

Total from investment operations	0.01	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.01)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.01)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.77%	0.17%	0.01%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.40%	0.40%	0.40%	0.39%
Net expenses	0.20%	0.20%	0.11%	0.04%
Net investment income (loss)	0.78%	0.18%	0.01%	(0.00)%
Supplemental data
Net assets, end of period (000s omitted)	$4,700,731	$3,566,678	$632,263	$100

[1]	For the period from October 31, 2014 (commencement of operations) to January 31, 2015

[2]	Amount is less than $0.005.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo 100% Treasury Money Market Fund	15

(For a share outstanding throughout each period)

	Year ended January 31
SERVICE CLASS	2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1,2]	0.00 [1]
Net realized gains (losses) on investments	(0.00)[1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.46%	0.01%	0.00%	0.00%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.69%	0.69%	0.68%	0.68%
Net expenses	0.50%	0.36%	0.09%	0.05%	0.07%
Net investment income (loss)	0.45%	0.00%	0.00%	(0.00)%	0.00%
Supplemental data
Net assets, end of period (000s omitted)	$2,945,498	$3,337,172	$5,614,425	$6,962,725	$7,491,653

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo 100% Treasury Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
SWEEP CLASS	2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1,2]	0.00 [1]
Net realized gains (losses) on investments	(0.00)[1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.01)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.18%	0.01%	0.00%	0.00%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.95%	1.11%	1.14%	1.14%	1.14%
Net expenses	0.77%	0.36%	0.09%	0.04%	0.06%
Net investment income (loss)	0.16%	0.00%	0.00%	(0.00)%	0.00%
Supplemental data
Net assets, end of period (000s omitted)	$481,702	$672,256	$473,246	$427,778	$390,560

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo 100% Treasury Money Market Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo 100% Treasury Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

18	Wells Fargo 100% Treasury Money Market Fund	Notes to financial statements

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2018, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At January 31, 2018, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Undistributed net investment income	Accumulated net realized gains on investments
$(630,374)	$630,374

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Treasury debt	$0	$9,733,959,117	$0	$9,733,959,117

Notes to financial statements	Wells Fargo 100% Treasury Money Market Fund	19

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.23% as the average daily net assets of the Fund increase. For the year ended January 31, 2018, the management fee was equivalent to an annual rate of 0.31% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12
Sweep Class	0.03

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Institutional Class shares, 0.50% for Service Class shares, and 0.83% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to June 1, 2017, the Fund’s expenses were capped at 1.00% for Sweep Class shares. During the year ended January 31, 2018, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

20	Wells Fargo 100% Treasury Money Market Fund	Notes to financial statements

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended January 31, 2018 and January 31, 2017 were as follows:

	Year ended January 31
	2018	2017
Ordinary income	$57,848,084	$5,614,968
Long-term capital gain	19,586	25,110

As of January 31, 2018, the components of distributable earnings on a tax basis consisted of $3,599,915 in undistributed ordinary income.

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo 100% Treasury Money Market Fund	21

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Wells Fargo 100% Treasury Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, including the portfolio of investments, as of January 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2018, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies, however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.

Boston, Massachusetts

March 29, 2018

22	Wells Fargo 100% Treasury Money Market Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $19,586 was designated as a 20% rate gain distribution for the fiscal year ended January 31, 2018.

For the fiscal year ended January 31, 2018, $54,346,285 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2018, $505,264 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2018, 100% of the ordinary income distributed was derived from interest on U.S. government

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo 100% Treasury Money Market Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

24	Wells Fargo 100% Treasury Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo 100% Treasury Money Market Fund	25

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

26	Wells Fargo 100% Treasury Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309097 03-18 A300/AR300 01-18

Annual Report

January 31, 2018

Institutional Money Market Funds

∎	Wells Fargo Cash Investment Money Market Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Cash Investment Money Market Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Globally, investing in stocks and bonds delivered favorable returns during the past 12 months.

Dear Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Cash Investment Money Market Fund for the 12-month period that ended January 31, 2018. Globally, investing in stocks and bonds delivered favorable returns during the past 12 months. U.S. and international stocks returned 26.41% and 29.68%, respectively, for the period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index
(Net)2, respectively. Within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 2.15% and the Bloomberg Barclays Municipal Bond Index4 returned 3.52% as interest rates rose.

Short-term interest rates as measured by Treasury bills—maturities ranging from 3 to 12 months—increased an average of 100 basis points (bps: 100 bps equal 1.00%) during the period. For comparison, during the period, rates for 10-year Treasury bonds increased only 27 bps and 30-year Treasury bond rates fell 10 basis points.

Globally, synchronized growth, low inflation, and accommodative monetary policies supported investing.

During the first half of 2017, stocks rallied globally. In the U.S., the Republican Party assumed control of the White House and both houses of Congress, promising business-friendly policies and regulations that favorably influenced investor sentiment. Hiring was strong and corporate profits increased. Internationally, stocks gained, especially in the emerging markets. Economic growth, improved corporate earnings, monetary policies supportive of businesses and equity investments, and a weaker U.S. dollar supported stocks.

In March 2017, the U.S. Federal Reserve (Fed) raised its target interest rate by 0.25% to a range of 0.75% to 1.00%. Following the rate increase, short-term bond yields in the U.S. rose. Longer-term Treasury yields were little changed because inflation indicators were restrained, leading to lower but positive performance for fixed income relative to equities. Municipal bond returns were positive, helped by strong demand and constrained new-issue supply. The Fed raised the target interest rate once again in June to a range of 1.00% to 1.25%. Ten-year U.S. Treasury yields declined, the yield curve flattened, and long-term bond prices benefited.

As global growth improved in the third quarter of 2017, investment markets advanced.

Globally, stocks moved higher during the third quarter of 2017 as they were subject to the same positive economic conditions that influenced the first half of the year: moderately accelerating global economic growth supported by improving corporate earnings as well as low inflation and interest rates. Brief episodes of geopolitical tensions, primarily associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding the new U.S. administration’s trade policies, did not discourage investing activity. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate.

Outside the U.S., stocks in international developed and emerging markets also benefited from improved economic growth. While advances in emerging markets equity valuations slowed compared with the pace of the first half of 2017, they continued an upward path. Central banks in Europe, Asia, and Japan maintained low-interest-rate policies that supported business growth and equity investing.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Cash Investment Money Market Fund	3

In the U.S., Fed officials announced in October plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets moved higher. Synchronous economic expansion worldwide continued with mild inflation and low volatility. Data released during the quarter reflected a healthy U.S. economy. Third-quarter economic output grew at a 3.2% annual rate. Increased hiring pushed the unemployment rate down to a 17-year low of 4.1%. Tax reform in the U.S. that passed as the year ended also encouraged increased spending among businesses and individuals. Signs of long-awaited wage growth appeared to emerge.

Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, accelerated trade growth, and the firming of prices for some of the commodities that are essential exports of many international economies.

October 2017 marked one year since regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for the short-term investment opportunities afforded them by money market funds.

In December 2017, the Fed raised the federal funds rate target to a range of 1.25% to 1.50%. The Fed also began reducing its bond portfolio. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Cash Investment Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of January 31, 2018

					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Administrator Class (WFAXX)	7-31-2003	0.97	0.27	0.41	0.36	0.35
Institutional Class (WFIXX)	10-14-1987	1.10	0.34	0.49	0.24	0.20
Select Class (WFQXX)	6-29-2007	1.17	0.41	0.56	0.20	0.13
Service Class (NWIXX)	10-14-1987	0.80	0.20	0.34	0.53	0.50

Yield summary (%) as of January 31, 20182

	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield	1.33	1.46	1.53	1.16
7-day compound yield	1.34	1.47	1.55	1.17
30-day simple yield	1.31	1.44	1.51	1.14
30-day compound yield	1.32	1.45	1.52	1.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front end sales charge or contingent deferred sales charge.

For floating NAV money market funds: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Cash Investment Money Market Fund	5

Portfolio composition as of January 31, 2018[3]

Effective maturity distribution as of January 31, 2018[3]

Weighted average maturity as of January 31, 2018[4]
15 Days

Weighted average life as of January 31, 2018[5]
46 Days

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The manager has contractually committed through May 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 1.28%, 1.40%, 1.44%, and 1.11%, for Administrator Class, Institutional Class, Select Class, and Service Class, respectively. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[3]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[4]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[5]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Cash Investment Money Market Fund	Performance highlights (unaudited)

MANAGERS’ DISCUSSION

Two themes dominated the Fund’s reporting period which ended January 31, 2018: rate movements by the U.S. Federal Reserve (Fed) and asset growth in the prime sector. As opposed to the previous eight years of near-zero rates and only one tightening, we saw great changes in 2017. The economy seemed to be firing on most cylinders. Jobs and gross domestic product (after the first quarter) were accelerating at a reasonable rate. Even inflation, as evidenced by the Consumer Price Index, which had struggled to get close to the 2% Fed target, was at or above 2% for the first part of the year. At the end of 2016, the Fed’s Summary of Economic Projections, known as dot plots, were predicting three 25-basis-point (bp; 100 bps equal 1.00%) rate hikes in 2017, though the market itself was only pricing in two. While market expectations of a March tightening were only 35% several weeks prior to that Federal Open Market Committee (FOMC) meeting, at the end of February and the beginning of March, Fed Bank of New York President Dudley and Fed Chair Yellen gave speeches indicating an interest-rate increase would be appropriate, turning market expectations around on a dime and fully pricing in a rate hike for March. And as expected, the FOMC delivered a 25-bp rate hike at that meeting and continued delivering—with two additional 25-bp tightenings in June and December. The FOMC ended the reporting period with its target rate at a range of 1.25% to 1.50% and expectations of three to four 25-bp rate hikes in 2018.

As the FOMC embarked on its tightening campaign, the impacts to the London Interbank Offered Rate (LIBOR) and commercial paper rates were not directly proportional after the first two Fed moves as market participants hesitated to embrace the fact that the Fed was finally beginning to remove policy accommodation in 2017. From mid-February to a week after the March rate hike, three-month LIBOR increased only 12 bps. From mid-May to a week after the June hike, three-month LIBOR was up 11 bps. However, by December, with the Fed several months into normalizing its balance sheet and announcements from other central banks that they, too, would start the process of normalization by raising rates and reducing their balance sheets, the Fed move elicited a nearly one-for-one shift in rates. From mid-November to a week after the December hike, three-month LIBOR increased 24 bps and ended the reporting period at 1.78%, or 28 bps over the upper band of the overnight federal funds rate target. Another way to observe this phenomenon is the flattening of the Treasury yield curve; the spread between the 2-year and 10-year U.S. Treasury notes is continuing to collapse, led by rising 2-year yields as markets embrace the prospect of higher target rates in the year ahead. The minimal reaction of 10-year note yields could indicate that inflation fears remain muted and could remain lower for longer.

For prime money market funds, assets under management (AUM) began the period at roughly $380 billion and finished January 2018 at $586 billion. With relatively stable net asset values (NAVs) and an attractive yield pickup over government funds, investors seem to be reexamining the benefits of prime funds. Our prime fund holdings had a WAL of about 32 days at the end of January 2017 and the WALs increased to roughly 55 days by the end of January 2018. In the postreform environment, we have continued to manage our prime funds with the same conservative discipline as before reforms, adhering to a philosophy of constructing a diversified portfolio of high-quality liquid assets to meet our clients’ liquidity needs while offering an attractive risk-adjusted yield. But as AUM stabilized after reform and started increasing in 2017, we were able to opportunistically reposition a portion of our portfolios in floating-rate securities and longer-dated fixed-rate securities to take advantage of the positive-sloping short end of the yield curve. This positioning allowed our prime funds to maintain a significant yield pickup over respective government funds as well as a high degree of interest-rate sensitivity.

Strategic outlook

The FOMC has executed four rate hikes since reform implementation and expectations of multiple future rate increases are firmly in place for 2018. Despite those moves and expectations of more, the prime funds’ floating NAVs have experienced minimal variation. We believe that our investment strategy—emphasizing highly liquid portfolios, relatively short weighted average maturities, and a position in securities that reset frequently—should allow us to capture future FOMC rate moves with minimal NAV pricing pressures.

Please see footnotes on page 5.

Fund expenses (unaudited)	Wells Fargo Cash Investment Money Market Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2017 to January 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8-1-2017	Ending account value 1-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Administrator Class
Actual	$1,000.00	$1,005.61	$1.67	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.69	0.33%
Institutional Class
Actual	$1,000.00	$1,006.27	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.19	$1.02	0.20%
Select Class
Actual	$1,000.00	$1,006.62	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.67	0.13%
Service Class
Actual	$1,000.00	$1,004.75	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.56	0.50%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Cash Investment Money Market Fund	Portfolio of investments—January 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 22.00%
Abbey National Treasury Services	1.34%	2-1-2018	$18,000,000	$18,000,000
Abbey National Treasury Services	1.70	3-22-2018	7,000,000	7,000,660
Abbey National Treasury Services (1 Month LIBOR +0.18%) ±	1.74	5-15-2018	9,000,000	9,002,689
ABN AMRO Bank NV (z)	1.55	2-6-2018	9,000,000	8,997,419
Bank of Montreal	1.66	2-16-2018	10,000,000	10,000,145
Bank of Nova Scotia (1 Month LIBOR +0.15%) ±	1.71	3-20-2018	10,000,000	10,002,658
Bank of Tokyo-Mitsubishi LLC	1.80	5-2-2018	9,000,000	9,000,391
Barclays Bank plc (1 Month LIBOR +0.50%) ±	2.06	4-3-2018	5,000,000	5,004,195
China Construction Bank Corporation (1 Month LIBOR +0.25%) ±	1.81	7-20-2018	25,000,000	25,009,401
Citibank New York	1.50	2-20-2018	6,000,000	5,999,976
HSBC Bank plc	1.36	2-1-2018	27,000,000	27,000,000
HSBC Bank plc (3 Month LIBOR +0.15%) ±	1.56	5-11-2018	10,000,000	10,006,311
HSBC Bank plc (1 Month LIBOR +0.20%) ±	1.75	8-9-2018	5,000,000	5,000,952
KBC Bank NV	1.44	2-7-2018	22,000,000	22,000,000
Mitsubishi UFJ Trust & Banking Corporation (1 Month LIBOR +0.20%) ±	1.76	4-13-2018	9,000,000	9,003,543
Mizuho Bank Limited (1 Month LIBOR +0.20%) ±	1.75	5-9-2018	8,000,000	8,002,533
National Bank of Kuwait	1.36	2-1-2018	31,975,000	31,975,000
NBAD Americas NV	1.38	2-1-2018	30,000,000	30,000,000
Norinchukin Bank (1 Month LIBOR +0.17%) ±	1.73	3-7-2018	6,000,000	6,001,460
Norinchukin Bank (1 Month LIBOR +0.20%) ±	1.75	7-11-2018	15,000,000	15,002,386
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.17%) ±	1.73	2-21-2018	10,000,000	10,001,540
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.22%) ±	1.78	6-22-2018	8,000,000	8,000,462
Sumitomo Mitsui Trust	1.60	2-13-2018	12,000,000	12,000,400
Sumitomo Mitsui Trust (1 Month LIBOR +0.20%) ±	1.77	6-1-2018	16,000,000	16,000,869
Svenska Handelsbanken (1 Month LIBOR +0.16%) ±	1.72	9-6-2018	8,000,000	7,998,554
Svenska Handelsbanken (1 Month LIBOR +0.17%) ±	1.73	8-24-2018	10,000,000	9,999,065
Toronto Dominion Bank (1 Month LIBOR +0.20%) ±	1.75	8-10-2018	10,000,000	10,000,965
Toronto Dominion Bank (1 Month LIBOR +0.23%) ±	1.79	12-6-2018	8,000,000	7,999,475
Toronto Dominion Bank (1 Month LIBOR +0.34%) ±	1.90	3-5-2018	10,000,000	10,003,876

Total Certificates of Deposit (Cost $363,973,040)				364,014,925

Commercial Paper: 56.76%

Asset-Backed Commercial Paper: 26.18%
Alpine Securitization Limited (1 Month LIBOR +0.25%) ±144A	1.81	4-10-2018	30,000,000	29,999,991
Anglesea Funding LLC (1 Month LIBOR +0.18%) ±144A	1.74	6-1-2018	9,000,000	8,999,825
Anglesea Funding LLC (1 Month LIBOR +0.18%) ±144A	1.75	5-25-2018	17,000,000	16,997,346
Antalis SA (z)144A	1.81	4-4-2018	20,000,000	19,942,099
Barton Capital Corporation (z)144A	1.60	2-16-2018	5,200,000	5,196,614
Bedford Row Funding Corporation (3 Month LIBOR +0.14%) ±144A	1.62	5-31-2018	16,000,000	16,007,297
Cancara Asset Security Limited (z)	1.55	2-26-2018	9,000,000	8,990,431
Cedar Spring Capital Company (z)144A	1.52	2-7-2018	6,000,000	5,998,430
Cedar Spring Capital Company (z)144A	1.63	2-9-2018	5,000,000	4,998,250
Cedar Spring Capital Company (z)144A	1.76	3-15-2018	6,000,000	5,988,107
Charta LLC (z)144A	1.54	2-16-2018	10,000,000	9,993,688
Chesham Finance Limited (z)144A	1.48	2-1-2018	20,000,000	20,000,000
Chesham Finance Limited (z)144A	1.48	2-1-2018	20,000,000	20,000,000
Chesham Finance Limited (z)144A	1.86	3-19-2018	6,000,000	5,987,496
Collateralized Commercial Paper II Company LLC (1 Month LIBOR +0.19%) ±144A	1.75	2-26-2018	10,000,000	10,001,984
Crown Point Capital Company LLC (1 Month LIBOR +0.20%) ±144A	1.76	7-24-2018	25,000,000	24,999,800

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018	Wells Fargo Cash Investment Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Gotham Funding Corporation (z)144A	1.65%	3-9-2018	$4,000,000	$3,993,576
Institutional Secured Funding LLC (z)144A	1.55	2-2-2018	7,000,000	6,999,713
Institutional Secured Funding LLC (z)144A	1.55	2-1-2018	10,000,000	10,000,000
Institutional Secured Funding LLC (z)144A	1.55	2-6-2018	13,000,000	12,997,313
Kells Funding LLC (z)144A	1.41	2-5-2018	5,000,000	4,999,197
Kells Funding LLC (z)144A	1.55	2-26-2018	5,000,000	4,994,611
Kells Funding LLC (z)144A	1.72	4-10-2018	7,000,000	6,977,456
Lexington Parker Capital Company LLC (z)144A	1.55	2-2-2018	20,000,000	19,999,179
Liberty Funding LLC (z)144A	1.42	2-1-2018	4,000,000	4,000,000
Liberty Funding LLC (z)144A	1.65	3-21-2018	5,000,000	4,989,087
Liberty Funding LLC (1 Month LIBOR +0.18%) ±144A	1.73	7-9-2018	7,000,000	7,001,230
LMA Americas LLC (z)144A	1.60	2-15-2018	5,000,000	4,997,006
Manhattan Asset Funding Company LLC (z)144A	1.60	2-9-2018	15,000,000	14,995,073
Matchpoint Finance plc (z)144A	1.45	2-1-2018	20,000,000	20,000,000
Mountcliff Funding LLC (z)144A	1.48	2-1-2018	10,000,000	10,000,000
Mountcliff Funding LLC (1 Month LIBOR +0.23%) ±144A	1.80	3-28-2018	12,000,000	11,999,807
Old Line Funding LLC (1 Month LIBOR +0.21%) ±144A	1.77	8-6-2018	8,000,000	8,001,973
Old Line Funding LLC (1 Month LIBOR +0.21%) ±144A	1.77	8-23-2018	7,000,000	7,001,280
Regency Markets No. 1 LLC (z)144A	1.54	2-8-2018	7,000,000	6,997,968
Sheffield Receivable (z)144A	1.66	2-12-2018	1,200,000	1,199,449
Versailles Commercial Paper LLC (1 Month LIBOR +0.18%) ±144A	1.74	4-26-2018	19,000,000	18,999,555
White Plains Capital (z)144A	1.86	3-16-2018	5,000,000	4,988,814
White Plains Capital (z)144A	1.86	3-13-2018	10,000,000	9,979,244
White Plains Capital (z)144A	1.91	4-3-2018	13,000,000	12,957,993

				433,170,882

Financial Company Commercial Paper: 26.05%
Australia & New Zealand Banking Group (1 Month LIBOR +0.17%) ±144A	1.73	8-14-2018	10,000,000	10,000,495
AXA Financial Incorporated (z)144A	1.73	2-14-2018	2,000,000	1,998,753
Banco de Credito e Inversiones (z)144A	1.65	2-1-2018	10,000,000	10,000,000
Banco de Credito e Inversiones (z)144A	1.65	2-2-2018	8,000,000	7,999,671
Banco de Credito e Inversiones (z)144A	1.65	2-9-2018	12,000,000	11,995,981
Banco de Credito e Inversiones (z)144A	1.65	2-13-2018	8,000,000	7,995,939
Banco Santander Chile (z)144A	1.65	2-5-2018	5,000,000	4,999,197
Bank of Nova Scotia (z)144A	1.66	3-19-2018	5,000,000	4,990,199
Bank of Nova Scotia (3 Month LIBOR +0.14%) ±144A	1.84	4-11-2018	11,000,000	11,005,715
Barclays Bank plc (z)144A	1.84	4-6-2018	7,000,000	6,977,314
Canadian Imperial Bank (z)144A	1.71	3-19-2018	8,000,000	7,984,963
Commonwealth Bank of Australia (1 Month LIBOR +0.16%) ±144A	1.73	7-30-2018	12,000,000	11,998,093
Commonwealth Bank of Australia (3 Month LIBOR +0.13%) ±144A	1.85	4-13-2018	10,000,000	10,005,361
Commonwealth Bank of Australia (3 Month LIBOR +0.12%) ±144A	1.86	4-20-2018	6,000,000	6,003,507
Commonwealth Bank of Australia (1 Month LIBOR +0.32%) ±144A	1.88	3-16-2018	6,000,000	6,002,742
Commonwealth Bank of Australia (1 Month LIBOR +0.34%) ±144A	1.91	3-1-2018	8,000,000	8,002,714
DBS Bank Limited (3 Month LIBOR +0.13%) ±144A	1.86	7-17-2018	10,000,000	10,006,361
DZ Bank AG (z)144A	1.35	2-1-2018	20,000,000	20,000,000
HSBC Bank plc (3 Month LIBOR +0.18%) ±144A	1.56	5-3-2018	10,000,000	10,007,526
Intercontinental Exchange (z)144A	1.44	2-6-2018	15,000,000	14,997,000
Macquarie Bank Limited (z)144A	1.63	3-6-2018	6,000,000	5,991,244
Massachusetts Mutual Life Insurance Company (z)144A	1.60	2-13-2018	7,000,000	6,996,610

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Cash Investment Money Market Fund	Portfolio of investments—January 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Massachusetts Mutual Life Insurance Company (z)144A	1.60%	2-6-2018	$3,500,000	$3,499,307
Mitsubishi UFJ Trust & Bank (z)144A	1.75	4-6-2018	13,000,000	12,960,757
National Australia Bank Limited (1 Month LIBOR +0.16%) ±144A%%	1.73	8-1-2018	5,000,000	4,999,929
National Australia Bank Limited (1 Month LIBOR +0.18%) ±144A	1.74	9-13-2018	14,000,000	13,999,006
National Australia Bank Limited (1 Month LIBOR +0.35%) ±144A	1.91	3-6-2018	17,000,000	17,006,859
Nederlandse Waterschapsbank NV (z)144A	1.47	2-6-2018	15,000,000	14,996,900
Nederlandse Waterschapsbank NV (z)144A	1.52	2-8-2018	7,000,000	6,998,021
Nederlandse Waterschapsbank NV (z)144A	1.54	2-16-2018	11,000,000	10,993,198
NRW Bank (z)144A	1.50	2-5-2018	15,000,000	14,997,510
Ontario Teachers Finance Trust (1 Month LIBOR +0.14%) ±144A	1.70	4-3-2018	12,000,000	12,003,392
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.14%) ±144A	1.69	5-10-2018	5,000,000	5,000,884
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.17%) ±144A	1.72	2-12-2018	10,500,000	10,500,931
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.25%) ±144A	1.80	1-10-2019	6,000,000	6,000,451
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.25%) ±144A	1.80	1-11-2019	8,000,000	8,000,597
PSP Capital Incorporated (3 Month LIBOR +0.08%) ±144A	1.47	5-4-2018	25,000,000	25,015,969
PSP Capital Incorporated (3 Month LIBOR +0.08%) ±144A	1.56	5-30-2018	8,000,000	8,003,919
Suncorp Group Limited (z)144A	1.53	2-26-2018	5,000,000	4,994,163
UBS AG London (1 Month LIBOR +0.24%) ±144A	1.80	8-7-2018	15,000,000	15,001,847
Westpac Banking Corporation (1 Month LIBOR +0.18%) ±144A	1.74	8-16-2018	4,000,000	3,999,741
Westpac Banking Corporation (3 Month LIBOR +0.13%) ±144A	1.85	4-13-2018	13,000,000	13,007,174
Westpac Banking Corporation (1 Month LIBOR +0.32%) ±144A	1.88	3-15-2018	10,000,000	10,004,471
Westpac Banking Corporation (1 Month LIBOR +0.32%) ±144A	1.89	3-2-2018	13,000,000	13,004,437

				430,948,848

Other Commercial Paper: 4.53%
Army & Air Force Exchange Service (z)144A##	1.36	2-1-2018	10,000,000	10,000,000
Baylor Scott & White Health (z)	1.50	2-2-2018	7,000,000	6,999,735
CNPC Finance Limited (z)144A	1.75	2-6-2018	15,000,000	14,996,988
Erste Abwicklungsanstalt (z)144A	1.53	2-13-2018	10,000,000	9,995,090
Toyota Motor Finance (1 Month LIBOR +0.20%) ±	1.76	5-11-2018	13,000,000	13,004,773
Toyota Motor Finance (1 Month LIBOR +0.21%) ±	1.77	3-12-2018	16,000,000	16,004,899
Toyota Motor Finance (1 Month LIBOR +0.21%) ±	1.78	3-27-2018	4,000,000	4,001,489

				75,002,974

Total Commercial Paper (Cost $939,007,219)				939,122,704

Municipal Obligations: 14.90%

Colorado: 2.96%

Variable Rate Demand Notes ø: 2.96%
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB SPA)	1.65	10-1-2033	9,000,000	9,000,000
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	1.55	5-1-2052	29,985,000	29,985,000
Colorado Tender Option Bond Trust Receipts/Certificates HFA Series 2017-TPG007 (Health Revenue, Bank of America NA LIQ) 144A	2.10	10-29-2027	10,000,000	10,000,000

				48,985,000

Illinois: 0.42%

Variable Rate Demand Note ø: 0.42%
Illinois Housing Development Authority Series A-2 (Housing Revenue, HUD Insured, FHLB SPA)	1.62	7-1-2048	7,000,000	7,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018	Wells Fargo Cash Investment Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Louisiana: 0.24%

Variable Rate Demand Note ø: 0.24%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	1.61%	2-1-2045	$4,000,000	$4,000,000

Nebraska: 0.81%

Variable Rate Demand Note ø: 0.81%
Tender Option Bond Trust Receipts/Certificates Nebraska Omaha Packaging Facilities Corporation Series SGT13 (Miscellaneous Revenue, Societe Generale LIQ) 144A	1.65	3-1-2033	13,395,000	13,395,000

New York: 2.96%

Variable Rate Demand Notes ø: 2.96%
New York HFA 33 Bond Street Series A (Housing Revenue, Manufacturers & Traders LOC)	1.47	11-1-2049	27,000,000	27,000,000
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	1.65	11-1-2049	10,000,000	10,000,000
New York HFA 222-E 44th Street HSG Series A (Housing Revenue, Bank of China LOC)	1.65	5-1-2050	10,000,000	10,000,000
RBC Municipal Products Incorporated Trust Series E-51 Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	1.92	12-1-2019	2,000,000	2,000,000

				49,000,000

Oregon: 0.06%

Variable Rate Demand Note ø: 0.06%
Oregon Tender Option Bond Trust Receipts/Certificates (Miscellaneous Revenue, Bank of America NA LIQ) 144A	1.75	5-1-2035	1,000,000	1,000,000

Other: 4.30%

Variable Rate Demand Notes ø: 4.30%
Buffalo Peak Apartments LLC MFHR Series A (Housing Revenue, FHLB LOC)	1.55	12-1-2055	2,000,000	2,000,000
Jets Stadium Development Bonds Series A-4B (Miscellaneous Revenue, Sumitomo Mitsui Banking Corporation LOC) 144A	1.58	4-1-2047	18,100,000	18,100,000
Providence Health & Services Series 12-E (Health Revenue, U.S. Bank NA LOC)	1.62	10-1-2042	35,585,000	35,585,000
SSAB AB Series A (Miscellaneous Revenue, DNB Banking ASA LOC)	1.56	6-1-2035	6,000,000	6,000,000
Steadfast Crestvilla LLC Series A (Health Revenue, FHLB LOC)	1.55	2-1-2056	3,000,000	3,000,000
Steadfast Crestvilla LLC Series B (Health Revenue, FHLB LOC)	1.55	2-1-2056	2,000,000	2,000,000
Sunroad Centrum Apartments 5 Series B (Housing Revenue, FHLB LOC)	1.55	8-1-2056	4,400,000	4,400,000

				71,085,000

Pennsylvania: 0.97%

Variable Rate Demand Note ø: 0.97%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	1.92	12-1-2019	16,000,000	16,000,000

Rhode Island: 0.73%

Variable Rate Demand Note ø: 0.73%
Providence RI St. Joseph Health Obligation Series 16G (Health Revenue, Bank of Tokyo-Mitsubishi LOC)	1.52	10-1-2047	12,000,000	12,000,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Cash Investment Money Market Fund	Portfolio of investments—January 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Tennessee: 1.45%

Variable Rate Demand Notes ø: 1.45%
Montgomery County TN Industrial Development Board Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC) 144A	1.80%	12-1-2024	$14,000,000	$14,000,000
Montgomery County TN Industrial Development Board Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC)	1.80	12-1-2024	10,000,000	10,000,000

				24,000,000

Total Municipal Obligations (Cost $246,465,000)				246,465,000

Other: 1.82%
JPMorgan Chase PUTTER/DRIVER Trust Series T0005 related to Blackrock Municipal Income Trust (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144Aøø§	1.65	1-2-2019	30,000,000	30,000,000

Total Other (Cost $30,000,000)				30,000,000

Other Instruments: 0.12%
ROC III CA Crossings Chino Hills Series A øø§	1.55	1-1-2057	2,000,000	2,000,000

Total Other Instruments (Cost $2,000,000)				2,000,000

Repurchase Agreements: 4.65%
GX Clarke & Company, dated 1-31-2018, maturity value $77,003,101 ^^	1.45	2-1-2018	77,000,000	77,000,000

Total Repurchase Agreements (Cost $77,000,000)				77,000,000

Total investments in securities (Cost $1,658,445,259)	100.25%	1,658,602,629
Other assets and liabilities, net	(0.25)	(4,085,693)

Total net assets	100.00%	$1,654,516,936

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

%%	The security is issued on a when-issued basis.

##	All or a portion of this security is segregated for when-issued and/or unfunded loans.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

^^	Collateralized by U.S. government securities, 0.00% to 10.00%, 2-15-2018 to 2-1-2057, fair value including accrued interest is $79,243,518.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2018	Wells Fargo Cash Investment Money Market Fund	13

Assets
Investments in unaffiliated securities, at value (cost $1,658,445,259)	$1,658,602,629
Cash	33,620
Receivable for Fund shares sold	427,191
Receivable for interest	1,333,926
Prepaid expenses and other assets	53,747

Total assets	1,660,451,113

Liabilities
Payable for investments purchased	5,000,000
Payable for Fund shares redeemed	322,611
Management fee payable	107,210
Administration fees payable	95,003
Trustees’ fees and expenses payable	2,436
Dividends payable	1,384
Accrued expenses and other liabilities	405,533

Total liabilities	5,934,177

Total net assets	$1,654,516,936

NET ASSETS CONSIST OF
Paid-in capital	$1,654,353,627
Undistributed net investment income	5,939
Net unrealized gains on investments	157,370

Total net assets	$1,654,516,936

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Administrator Class	$109,551,018
Shares outstanding – Administrator Class[1]	109,498,447
Net asset value per share – Administrator Class	$1.0005
Net assets – Institutional Class	$639,823,425
Shares outstanding – Institutional Class[1]	639,507,395
Net asset value per share – Institutional Class	$1.0005
Net assets – Select Class	$717,507,666
Shares outstanding – Select Class[1]	717,153,956
Net asset value per share – Select Class	$1.0005
Net assets – Service Class	$187,634,827
Shares outstanding – Service Class[1]	187,531,124
Net asset value per share – Service Class	$1.0006

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Cash Investment Money Market Fund	Statement of operations—year ended January 31, 2018

Investment income
Interest	$23,104,989

Expenses
Management fee	2,715,015
Administration fees
Administrator Class	117,497
Institutional Class	517,010
Select Class	342,896
Service Class	226,812
Shareholder servicing fees
Administrator Class	117,497
Service Class	472,144
Custody and accounting fees	249,353
Professional fees	42,001
Registration fees	36,580
Shareholder report expenses	34,795
Trustees’ fees and expenses	20,424
Other fees and expenses	132,930

Total expenses	5,024,954
Less: Fee waivers and/or expense reimbursements	(1,285,227)

Net expenses	3,739,727

Net investment income	19,365,262

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	158,568
Net change in unrealized gains (losses) on investments	(28,138)

Net realized and unrealized gains (losses) on investments	130,430

Net increase in net assets resulting from operations	$19,495,692

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Cash Investment Money Market Fund	15

	Year ended January 31, 2018		Year ended January 31, 2017

Operations
Net investment income		$19,365,262		$27,548,925
Net realized gains on investments		158,568		11,508
Net change in unrealized gains (losses) on investments		(28,138)		185,508

Net increase in net assets resulting from operations		19,495,692		27,745,941

Distributions to shareholders from
Net investment income
Administrator Class		(1,125,792)		(540,997)
Institutional Class		(6,993,029)		(12,049,723)
Select Class		(9,764,841)		(14,446,130)
Service Class		(1,481,600)		(510,333)

Total distributions to shareholders		(19,365,262)		(27,547,183)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	195,185,039	195,282,601	381,529,877	381,550,428
Institutional Class	1,908,490,605	1,909,455,936	14,830,401,000	14,830,752,281
Select Class	3,039,441,713	3,040,958,595	38,831,892,502	38,832,055,838
Service Class	1,296,529,040	1,297,284,224	2,792,738,152	2,792,906,014

		6,442,981,356		56,837,264,561

Reinvestment of distributions
Administrator Class	1,103,656	1,104,204	440,268	440,327
Institutional Class	6,770,934	6,774,391	8,689,256	8,689,862
Select Class	9,369,322	9,374,001	11,765,023	11,765,707
Service Class	1,443,685	1,444,535	326,656	326,731

		18,697,131		21,222,627

Payment for shares redeemed
Administrator Class	(205,288,879)	(205,391,015)	(560,835,735)	(560,853,047)
Institutional Class	(2,031,635,674)	(2,032,680,970)	(19,109,952,121)	(19,110,543,296)
Select Class	(3,204,452,986)	(3,206,048,194)	(43,566,130,581)	(43,566,338,024)
Service Class	(1,299,975,132)	(1,300,735,721)	(3,840,448,957)	(3,840,626,360)

		(6,744,855,900)		(67,078,360,727)

Net decrease in net assets resulting from capital share transactions		(283,177,413)		(10,219,873,539)

Total decrease in net assets		(283,046,983)		(10,219,674,781)

Net assets
Beginning of period		1,937,563,919		12,157,238,700

End of period		$1,654,516,936		$1,937,563,919

Undistributed net investment income		$5,939		$5,935

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Cash Investment Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
ADMINISTRATOR CLASS	2018	2017	2016[1]	2015[1]	2014[1]
Net asset value, beginning of period	$1.0004	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0096	0.0029	0.00 [2]	0.00 [2]	0.00	[2]
Net realized and unrealized gains (losses) on investments	0.0001	0.0004	0.00 [2]	0.00 [2]	0.00	[2]

Total from investment operations	0.0097	0.0033	0.00 [2]	0.00 [2]	0.00	[2]
Distributions to shareholders from
Net investment income	(0.0096)	(0.0029)	(0.00)[2]	(0.00)[2]	0.00	[2]
Net asset value, end of period	$1.0005	$1.0004	$1.00	$1.00	$1.00
Total return	0.97%	0.33%	0.03%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.38%	0.36%	0.35%	0.35%	0.35%
Net expenses	0.33%	0.33%	0.26%	0.19%	0.22%
Net investment income	0.96%	0.26%	0.03%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$109,551	$118,548	$297,396	$396,339	$493,087

[1]	Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Cash Investment Money Market Fund	17

(For a share outstanding throughout each period)

	Year ended January 31
INSTITUTIONAL CLASS	2018	2017	2016[1]	2015[1]	2014[1]
Net asset value, beginning of period	$1.0004	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0109	0.0043	0.00 [2]	0.00 [2]	0.00	[2]
Net realized and unrealized gains (losses) on investments	0.0001	0.0003	0.00 [2]	0.00 [2]	0.00	[2]

Total from investment operations	0.0110	0.0046	0.00 [2]	0.00 [2]	0.00	[2]
Distributions to shareholders from
Net investment income	(0.0109)	(0.0042)	(0.00)[2]	(0.00)[2]	0.00	[2]
Net asset value, end of period	$1.0005	$1.0004	$1.00	$1.00	$1.00
Total return	1.10%	0.46%	0.09%	0.01%	0.03%
Ratios to average net assets (annualized)
Gross expenses	0.26%	0.23%	0.23%	0.23%	0.23%
Net expenses	0.20%	0.20%	0.20%	0.19%	0.20%
Net investment income	1.08%	0.37%	0.10%	0.01%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$639,823	$756,218	$5,027,125	$4,320,392	$5,127,034

[1]	Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Cash Investment Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
SELECT CLASS	2018	2017	2016[1]	2015[1]	2014[1]
Net asset value, beginning of period	$1.0004	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0116	0.0049	0.00 [2]	0.00 [2]	0.00	[2]
Net realized and unrealized gains (losses) on investments	0.0001	0.0004	0.00 [2]	0.00 [2]	0.00	[2]

Total from investment operations	0.0117	0.0053	0.00 [2]	0.00 [2]	0.00	[2]
Distributions to shareholders from
Net investment income	(0.0116)	(0.0049)	(0.00)[2]	(0.00)[2]	0.00	[2]
Net asset value, end of period	$1.0005	$1.0004	$1.00	$1.00	$1.00
Total return	1.17%	0.53%	0.16%	0.07%	0.10%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.19%	0.19%	0.19%	0.19%
Net expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	1.14%	0.44%	0.16%	0.07%	0.10%
Supplemental data
Net assets, end of period (000s omitted)	$717,508	$873,167	$5,595,704	$5,889,779	$7,650,810

[1]	Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Cash Investment Money Market Fund	19

(For a share outstanding throughout each period)

	Year ended January 31
SERVICE CLASS	2018	2017	2016[1]	2015[1]	2014[1]
Net asset value, beginning of period	$1.0005	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0079	0.0011	0.00 [2]	0.00 [2]	0.00	[2]
Net realized and unrealized gains (losses) on investments	0.0001	0.0006	0.00 [2]	0.00 [2]	0.00	[2]

Total from investment operations	0.0080	0.0017	0.00 [2]	0.00 [2]	0.00	[2]
Distributions to shareholders from
Net investment income	(0.0079)	(0.0012)	(0.00)[2]	(0.00)[2]	0.00	[2]
Net asset value, end of period	$1.0006	$1.0005	$1.00	$1.00	$1.00
Total return	0.80%	0.17%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.55%	0.52%	0.52%	0.52%	0.52%
Net expenses	0.50%	0.50%	0.28%	0.19%	0.22%
Net investment income	0.78%	0.08%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$187,635	$189,632	$1,237,014	$1,438,336	$1,448,713

[1]	Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Cash Investment Money Market Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Cash Investment Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements	Wells Fargo Cash Investment Money Market Fund	21

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2018, the aggregate cost of all investments for federal income tax purposes was $1,658,445,259 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$169,047
Gross unrealized losses	(11,677)
Net unrealized gains	$157,370

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent difference causing such reclassification is due to expiration of capital loss carryforwards. At January 31, 2018, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Undistributed net investment income	Accumulated net realized losses on investments
$(2,112,927)	$4	$2,112,923

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the

22	Wells Fargo Cash Investment Money Market Fund	Notes to financial statements

lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Certificates of deposit	$0	$364,014,925	$0	$364,014,925

Commercial paper	0	939,122,704	0	939,122,704

Municipal obligations	0	246,465,000	0	246,465,000

Other	0	30,000,000	0	30,000,000

Other instruments	0	2,000,000	0	2,000,000
Repurchase agreements	0	77,000,000	0	77,000,000
Total assets	$0	$1,658,602,629	$0	$1,658,602,629

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase. For the year ended January 31, 2018, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from WellsCap at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account

Notes to financial statements	Wells Fargo Cash Investment Money Market Fund	23

servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.13% for Select Class shares, and 0.50% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the year ended January 31, 2018, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents. Administrator Class and Service Class of the Fund are each charged a fee at an annual rate of 0.10% and 0.25%, respectively, of their average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $19,365,262 and $27,547,183 of ordinary income for the years ended January 31, 2018 and January 31, 2017, respectively.

As of January 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains
$7,324	$157,370

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Cash Investment Money Market Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Wells Fargo Cash Investment Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, including the portfolio of investments, as of January 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2018, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies, however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.

Boston, Massachusetts

March 29, 2018

Other information (unaudited)	Wells Fargo Cash Investment Money Market Fund	25

TAX INFORMATION

For the fiscal year ended January 31, 2018, $12,137,427 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Cash Investment Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Cash Investment Money Market Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

28	Wells Fargo Cash Investment Money Market Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Cash Investment Money Market Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309099 03-18 A302/AR302 01-18

Annual Report

January 31, 2018

Government Money Market Funds

∎	Wells Fargo Government Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Government Money Market Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Globally, investing in stocks and bonds delivered favorable returns during the past 12 months.

Dear Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Government Money Market Fund for the 12-month period that ended January 31, 2018. Globally, investing in stocks and bonds delivered favorable returns during the past 12 months. U.S. and international stocks returned 26.41% and 29.68%, respectively, for the period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively. Within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 2.15% and the Bloomberg Barclays Municipal Bond Index4 returned 3.52% as interest rates rose.

Short-term interest rates as measured by Treasury bills—maturities ranging from 3 to 12 months—increased an average of 100 basis points (bps: 100 bps equal 1.00%) during the period. For comparison, during the period, rates for 10-year Treasury bonds increased only 27 bps and 30-year Treasury bond rates fell 10 basis points.

Globally, synchronized growth, low inflation, and accommodative monetary policies supported investing.

During the first half of 2017, stocks rallied globally. In the U.S., the Republican Party assumed control of the White House and both houses of Congress, promising business-friendly policies and regulations that favorably influenced investor sentiment. Hiring was strong and corporate profits increased. Internationally, stocks gained, especially in the emerging markets. Economic growth, improved corporate earnings, monetary policies supportive of businesses and equity investments, and a weaker U.S. dollar supported stocks.

In March 2017, the U.S. Federal Reserve (Fed) raised its target interest rate by 0.25% to a range of 0.75% to 1.00%. Following the rate increase, short-term bond yields in the U.S. rose. Longer-term Treasury yields were little changed because inflation indicators were restrained, leading to lower but positive performance for fixed income relative to equities. Municipal bond returns were positive, helped by strong demand and constrained new-issue supply. The Fed raised the target interest rate once again in June to a range of 1.00% to 1.25%. Ten-year U.S. Treasury yields declined, the yield curve flattened, and long-term bond prices benefited.

As global growth improved in the third quarter of 2017, investment markets advanced.

Globally, stocks moved higher during the third quarter of 2017 as they were subject to the same positive economic conditions that influenced the first half of the year: moderately accelerating global economic growth supported by improving corporate earnings as well as low inflation and interest rates. Brief episodes of geopolitical tensions, primarily associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding the new U.S. administration’s trade policies, did not discourage investing activity. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate.

Outside the U.S., stocks in international developed and emerging markets also benefited from improved economic growth. While advances in emerging markets equity valuations slowed compared with the pace of the first half of 2017, they continued an upward path. Central banks in Europe, Asia, and Japan maintained low-interest-rate policies that supported business growth and equity investing.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Government Money Market Fund	3

In the U.S., Fed officials announced in October plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets moved higher. Synchronous economic expansion worldwide continued with mild inflation and low volatility. Data released during the quarter reflected a healthy U.S. economy. Third-quarter economic output grew at a 3.2% annual rate. Increased hiring pushed the unemployment rate down to a 17-year low of 4.1%. Tax reform in the U.S. that passed as the year ended also encouraged increased spending among businesses and individuals. Signs of long-awaited wage growth appeared to emerge.

Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, accelerated trade growth, and the firming of prices for some of the commodities that are essential exports of many international economies.

October 2017 marked one year since regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for the short-term investment opportunities afforded them by money market funds.

In December 2017, the Fed raised the federal funds rate target to a range of 1.25% to 1.50%. The Fed also began reducing its bond portfolio. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Government Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of January 31, 20181

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WFGXX)	11-8-1999	0.38	0.08	0.19	0.61	0.61
Administrator Class (WGAXX)	7-31-2003	0.65	0.16	0.26	0.34	0.34
Institutional Class (GVIXX)	7-28-2003	0.79	0.21	0.31	0.22	0.20
Select Class (WFFXX)	6-30-2015	0.85	0.24	0.32	0.18	0.16
Service Class (NWGXX)	11-16-1987	0.49	0.11	0.21	0.51	0.50
Sweep Class	6-30-2010	0.24	0.06	0.19	0.77	0.77

Yield summary (%) as of January 31, 20183

	Class A	Administrator Class	Institutional Class	Select Class	Service Class	Sweep Class
7-day current yield	0.77	1.04	1.18	1.24	0.88	0.61
7-day compound yield	0.77	1.04	1.18	1.24	0.88	0.61
30-day simple yield	0.75	1.02	1.16	1.22	0.86	0.59
30-day compound yield	0.75	1.03	1.16	1.23	0.86	0.59

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

For government money market funds: You could lose money by investing in the Fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Government Money Market Fund	5

Portfolio composition as of January 31, 2018[4]

Effective maturity distribution as of January 31, 2018[4]

Weighted average maturity as of January 31, 2018[5]
33 days

Weighted average life as of January 31, 2018[6]
99 days

[1]	Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Select Class shares would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to include the higher expenses applicable to Sweep Class shares. If these expenses had been included, returns for Sweep Class shares would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.16% for Select Class, 0.50% for Service Class, and 0.79% for the Sweep Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 0.77%, 1.04%, 1.16% 1.20%, 0.87% and 0.61% for Class A, Administrator Class, Institutional Class, Select Class, Service Class, and Sweep Class, respectively. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

[7]	The Bank of New York (BNY) Mellon Treasury Tri-Party Repo Index reflects the daily average of the interest rates negotiated between buyers and sellers for repurchase transactions involving particular collateral types where BNY Mellon acts as agent and intermediary for the buyer and seller. This index specifically reflects the interest rate for repurchase agreement transactions collateralized by U.S. Treasuries, excluding Separate Trading of Registered Interest and Principal of Securities. You cannot invest directly in an index.

6	Wells Fargo Government Money Market Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

The Fund’s fiscal year that ended January 31, 2018, was characterized by steadily rising interest rates as overnight rates finally rose above 1.00% after spending more than eight years below that level—including seven years at nearly zero. After beginning to raise rates in a halting fashion, with one 0.25% rate hike in both December 2015 and December 2016, the U.S. Federal Reserve (Fed) began to normalize interest rates in earnest in 2017. The fiscal year began with the target range on the federal funds rate set by the Fed at 0.50% to 0.75%. The Fed raised the target range by 0.25% three times during the year—in March, June, and December—with the resulting federal funds rate target set at 1.25% to 1.50% at the end of the period. In addition to raising interest rates, the Fed also began shrinking its balance sheet in October by allowing a portion of the Treasury and mortgage-backed securities it acquired during its quantitative easing programs to mature without being reinvested. In doing so, the Fed is removing the last vestiges of its efforts to help the economy recover from the financial crisis, signaling that it views the recovery as largely complete.

The U.S. economy grew steadily throughout the year at an average rate of 2.5%, while the unemployment rate fell from 4.8% at the beginning of the fiscal year to 4.1% at the end. In addition, the underemployment rate, which includes workers marginally attached to the labor force and those working part time for economic reasons, fell from 9.4% to 8.2% over the same period, putting both measures at or below their lows in the years preceding the financial crisis. These measures, among others, likely gave the Fed the confidence it displayed in removing accommodation at the fastest pace since the financial crisis, moving to normalize interest rates and its balance sheet.

Interest rates on all categories of government money market securities moved gradually higher throughout the year, consistent with the Fed’s moves. The 3-month Treasury bill (T-bill) yields averaged 0.52% during February 2017, the first month of the fiscal year; 1.42% during January 2018, the last month of the fiscal year; and 1.01% for the entire fiscal year. This compares with an average of 0.33% for the year that ended January 31, 2017. Similarly, average 6-month T-bill yields were 0.65% in February 2017; 1.60% in January 2018; and 1.14% over the whole fiscal year, up from 0.46% in the previous fiscal year.

The yields on repurchase agreements (repos) generally followed the same path and were also heavily influenced by the Fed’s decisions. Overnight Treasury repo rates, as measured by the BNY Mellon Treasury Tri-Party Repo Index,7 averaged 0.51% in February 2017, the fiscal year’s first month, and 1.30% in January 2018, the fiscal year’s last month. For the entire fiscal year that ended January 31, 2018, the average Treasury repo yield was 0.94%, up from 0.32% for the previous fiscal year.

Similarly, yields on government-sponsored enterprise (GSE) discount notes moved higher in lockstep with other government securities throughout the year. Average GSE discount note yields for 3-, 6-, and 12-month tenors were 0.36%, 0.44%, and 0.62%, respectively, in the prior reporting period. The yields moved to averages of 1.00%, 1.09%, and 1.24%, respectively, for the fiscal year that ended January 31, 2018.

Our portfolio strategy continued to emphasize maintaining both a stable $1.00 net asset value and adequate liquidity to meet shareholder redemptions. Accordingly, we invested in T-bills; U.S. Treasury notes; GSE discount notes; and other securities, including floating-rate notes and repos collateralized by Treasury securities and GSE obligations.

Strategic outlook

The economy has continued its solid performance, with a stronger labor market and very gradually rising—but still below target—inflation. The Fed has signaled that it will continue to proceed cautiously, weighing incoming economic data and other factors and modifying its interest-rate path accordingly, and it currently projects that it will continue to raise rates throughout the coming year. The fiscal boost likely to come in 2018 from changes in U.S. tax policy and rates enacted late in 2017 should increase the likelihood of the Fed following through on its projections. In addition, T-bill issuance to the public by the U.S. Treasury should be bolstered by expected rising federal deficits and by the Fed stepping back as a buyer of Treasury securities as it lets its balance sheet shrink. These factors suggest that interest rates on U.S. government money market securities may continue to rise in 2018. Among the risks to this outlook are political developments in both the U.S. and abroad; a pullback in risk asset valuations, which have expanded robustly over the past fiscal year; and a turn in the economic cycle, as the current expansion is well-aged by historical standards. In the face of this uncertainty, we believe that our investment strategy, with its focus on capital preservation and liquidity, should enable the Fund to continue to meet its objectives.

Please see footnotes on page 5.

Fund expenses (unaudited)	Wells Fargo Government Money Market Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2017 to January 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8-1-2017	Ending account value 1-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,002.76	$3.07	0.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	$3.10	0.61%
Administrator Class
Actual	$1,000.00	$1,004.13	$1.71	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.50	$1.72	0.34%
Institutional Class
Actual	$1,000.00	$1,004.82	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.19	$1.02	0.20%
Select Class
Actual	$1,000.00	$1,005.12	$0.71	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.72	0.14%
Service Class
Actual	$1,000.00	$1,003.30	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.56	0.50%
Sweep Class
Actual	$1,000.00	$1,001.96	$3.88	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.33	$3.92	0.77%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Government Money Market Fund	Portfolio of investments—January 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt: 40.34%
FFCB	0.70%	4-6-2018	$6,000,000	$5,994,002
FFCB	0.75	2-16-2018	50,000,000	49,986,875
FFCB	0.93	9-6-2018	15,000,000	14,937,228
FFCB	0.98	4-17-2018	50,000,000	49,976,268
FFCB (z)	1.10	2-20-2018	20,000,000	19,988,494
FFCB (z)	1.11	2-6-2018	20,000,000	19,996,944
FFCB (z)	1.11	2-8-2018	15,000,000	14,996,792
FFCB	1.11	2-20-2018	85,000,000	84,997,819
FFCB (z)	1.11	2-12-2018	25,000,000	24,991,559
FFCB (z)	1.14	3-12-2018	91,000,000	90,888,601
FFCB (z)	1.16	3-8-2018	50,000,000	49,943,806
FFCB (z)	1.17	3-19-2018	25,000,000	24,962,944
FFCB (z)	1.17	3-15-2018	5,000,000	4,993,233
FFCB (z)	1.19	3-19-2018	125,000,000	124,811,528
FFCB (z)	1.19	3-7-2018	16,000,000	15,982,169
FFCB (z)	1.19	3-9-2018	70,000,000	69,917,400
FFCB (3 Month LIBOR -0.21%) ±	1.21	8-15-2018	25,000,000	24,998,790
FFCB (z)	1.22	2-7-2018	200,000,000	199,959,500
FFCB (z)	1.23	4-5-2018	23,000,000	22,950,895
FFCB (z)	1.25	5-22-2018	25,000,000	24,905,278
FFCB (3 Month LIBOR -0.13%) ±	1.25	8-1-2019	100,000,000	100,000,000
FFCB (z)	1.26	2-14-2018	250,000,000	249,886,430
FFCB (3 Month LIBOR -0.15%) ±	1.26	11-14-2018	27,550,000	27,550,700
FFCB (3 Month LIBOR -0.13%) ±	1.29	8-14-2019	100,000,000	99,993,874
FFCB (z)	1.32	3-22-2018	5,000,000	4,991,085
FFCB (3 Month LIBOR -0.14%) ±	1.33	8-28-2019	25,000,000	25,000,000
FFCB (3 Month LIBOR -0.06%) ±	1.41	5-25-2018	50,000,000	49,999,408
FFCB (1 Month LIBOR -0.15%) ±	1.42	1-4-2019	200,000,000	199,996,288
FFCB (3 Month LIBOR -0.13%) ±	1.42	9-12-2019	100,000,000	99,993,556
FFCB (1 Month LIBOR -0.14%) ±	1.42	8-24-2018	300,000,000	299,994,915
FFCB (1 Month LIBOR -0.13%) ±	1.43	8-15-2018	50,000,000	49,998,117
FFCB (3 Month LIBOR +0.04%) ±	1.46	11-16-2018	8,500,000	8,513,249
FFCB (1 Month LIBOR -0.10%) ±	1.46	8-15-2019	118,000,000	117,986,328
FFCB (1 Month LIBOR -0.10%) ±	1.46	7-19-2019	145,000,000	144,989,216
FFCB (1 Month LIBOR -0.10%) ±	1.47	7-25-2019	250,000,000	249,985,157
FFCB (1 Month LIBOR -0.09%) ±	1.47	8-19-2019	200,000,000	199,984,294
FFCB (z)	1.47	5-4-2018	40,000,000	39,850,756
FFCB (1 Month LIBOR -0.08%) ±	1.47	6-10-2019	200,000,000	199,973,406
FFCB (1 Month LIBOR -0.08%) ±	1.48	7-15-2019	200,000,000	199,985,459
FFCB (1 Month LIBOR -0.08%) ±	1.48	11-20-2019	150,000,000	149,945,123
FFCB (1 Month LIBOR -0.08%) ±	1.48	10-25-2019	208,000,000	207,994,371
FFCB (1 Month LIBOR -0.08%) ±	1.48	6-5-2019	35,000,000	34,997,677
FFCB (1 Month LIBOR -0.07%) ±	1.49	9-12-2019	100,000,000	99,991,930
FFCB (1 Month LIBOR -0.08%) ±	1.49	4-29-2019	100,000,000	99,994,942
FFCB (3 Month LIBOR -0.20%) ±	1.50	1-9-2019	25,000,000	25,000,000
FFCB (3 Month LIBOR -0.20%) ±	1.52	4-16-2019	25,000,000	24,997,139
FFCB (1 Month LIBOR -0.02%) ±	1.54	4-16-2018	68,000,000	67,999,767
FFCB (1 Month LIBOR +0.00%) ±	1.55	7-10-2018	200,000,000	199,991,094
FFCB (1 Month LIBOR -0.01%) ±	1.56	6-1-2018	25,000,000	24,999,657
FFCB (1 Month LIBOR +0.02%) ±	1.58	10-3-2018	75,000,000	75,002,705

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018	Wells Fargo Government Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FFCB (1 Month LIBOR +0.03%) ±	1.59%	8-22-2018	$250,000,000	$249,994,186
FFCB (1 Month LIBOR +0.03%) ±	1.59	3-22-2018	21,115,000	21,116,891
FFCB (1 Month LIBOR +0.03%) ±	1.59	2-26-2018	137,735,000	137,724,358
FFCB (z)	1.60	8-2-2018	100,000,000	99,201,222
FFCB (1 Month LIBOR +0.05%) ±	1.60	4-9-2018	9,505,000	9,504,924
FFCB (z)	1.61	8-6-2018	100,000,000	99,178,500
FFCB (1 Month LIBOR +0.05%) ±	1.61	4-16-2018	7,830,000	7,831,098
FFCB (1 Month LIBOR +0.05%) ±	1.61	11-15-2018	250,000,000	249,996,044
FFCB (1 Month LIBOR +0.05%) ±	1.61	1-3-2019	50,000,000	50,000,000
FFCB (z)	1.62	8-21-2018	20,000,000	19,821,333
FFCB (1 Month LIBOR +0.07%) ±	1.63	1-8-2019	125,000,000	125,000,000
FFCB (z)	1.63	7-30-2018	89,000,000	88,287,530
FFCB (1 Month LIBOR +0.07%) ±	1.63	11-29-2018	100,000,000	99,995,848
FFCB (1 Month LIBOR +0.08%) ±	1.63	2-16-2018	150,000,000	149,999,876
FFCB (z)	1.64	8-17-2018	15,000,000	14,867,025
FFCB (1 Month LIBOR +0.09%) ±	1.64	10-11-2018	375,000,000	374,986,485
FFCB (1 Month LIBOR +0.09%) ±	1.65	9-19-2018	300,000,000	299,994,291
FFCB (1 Month LIBOR +0.09%) ±	1.65	10-19-2018	150,000,000	150,000,000
FFCB (z)	1.65	8-22-2018	100,000,000	99,085,389
FFCB (1 Month LIBOR +0.10%) ±	1.66	10-3-2018	249,000,000	248,990,524
FFCB (1 Month LIBOR +0.11%) ±	1.66	9-6-2018	175,000,000	175,000,000
FFCB (3 Month LIBOR -0.03%) ±	1.67	4-9-2018	25,000,000	25,001,224
FFCB (1 Month LIBOR +0.12%) ±	1.68	6-20-2018	150,000,000	150,000,000
FFCB (1 Month LIBOR +0.12%) ±	1.68	5-4-2018	250,000,000	249,998,129
FFCB (z)	1.68	9-7-2018	50,000,000	49,495,875
FFCB (1 Month LIBOR +0.13%) ±	1.69	7-19-2018	165,000,000	165,128,870
FFCB (z)	1.69	9-26-2018	100,000,000	98,900,583
FFCB (3 Month LIBOR -0.04%) ±	1.70	4-23-2018	100,000,000	100,004,585
FFCB (1 Month LIBOR +0.14%) ±	1.71	8-1-2018	69,000,000	69,001,746
FFCB (3 Month LIBOR +0.05%) ±	1.71	6-22-2018	77,600,000	77,682,037
FFCB (1 Month LIBOR +0.16%) ±	1.72	3-26-2018	20,220,000	20,223,609
FFCB (1 Month LIBOR +0.16%) ±	1.73	12-2-2019	25,000,000	25,108,025
FFCB (1 Month LIBOR +0.19%) ±	1.75	8-8-2018	40,000,000	40,010,429
FFCB (z)	1.87	12-17-2018	10,000,000	9,836,956
FHLB	0.63	8-7-2018	96,810,000	96,352,983
FHLB	0.88	3-19-2018	110,000,000	109,979,653
FHLB	0.88	6-29-2018	136,225,000	135,967,177
FHLB	0.88	10-1-2018	75,265,000	74,883,448
FHLB (3 Month LIBOR -0.38%) ±	1.02	2-9-2018	140,000,000	139,993,264
FHLB (3 Month LIBOR -0.38%) ±	1.02	2-9-2018	100,000,000	100,000,109
FHLB (3 Month LIBOR -0.38%) ±	1.02	2-9-2018	200,000,000	200,000,000
FHLB (3 Month LIBOR -0.38%) ±	1.04	2-15-2018	100,000,000	99,991,704
FHLB (3 Month LIBOR -0.38%) ±	1.04	2-15-2018	150,000,000	149,999,838
FHLB (3 Month LIBOR -0.35%) ±	1.06	5-11-2018	150,000,000	150,000,000
FHLB (3 Month LIBOR -0.35%) ±	1.06	5-14-2018	141,900,000	141,873,388
FHLB (3 Month LIBOR -0.35%) ±	1.07	5-15-2018	100,000,000	99,999,338
FHLB (3 Month LIBOR -0.35%) ±	1.07	5-15-2018	150,000,000	150,000,000
FHLB	1.13	4-25-2018	10,000,000	9,997,352
FHLB (z)	1.14	3-9-2018	200,000,000	199,773,000
FHLB (z)	1.15	3-14-2018	100,000,000	99,870,166

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Government Money Market Fund	Portfolio of investments—January 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLB (z)	1.18%	3-21-2018	$50,000,000	$49,921,667
FHLB (z)	1.18	2-2-2018	125,000,000	124,995,900
FHLB (3 Month LIBOR -0.33%) ±	1.19	3-7-2018	100,000,000	100,000,000
FHLB (3 Month LIBOR -0.23%) ±	1.19	2-16-2018	75,000,000	75,000,000
FHLB (3 Month LIBOR -0.19%) ±	1.19	11-2-2018	91,400,000	91,375,348
FHLB (3 Month LIBOR -0.14%) ±	1.26	2-8-2018	25,000,000	25,000,811
FHLB (3 Month LIBOR -0.21%) ±	1.26	2-28-2018	378,000,000	378,007,250
FHLB (3 Month LIBOR -0.15%) ±	1.27	2-16-2018	100,000,000	99,999,093
FHLB (3 Month LIBOR -0.11%) ±	1.28	2-5-2018	30,000,000	30,000,000
FHLB (3 Month LIBOR -0.11%) ±	1.29	2-5-2018	150,000,000	149,999,742
FHLB (z)	1.29	2-9-2018	403,100,000	402,984,790
FHLB (z)	1.29	2-28-2018	200,000,000	199,806,650
FHLB (3 Month LIBOR -0.16%) ±	1.29	5-24-2019	42,000,000	42,008,773
FHLB (3 Month LIBOR -0.16%) ±	1.29	5-24-2019	200,000,000	200,037,033
FHLB (z)	1.30	2-23-2018	100,000,000	99,920,861
FHLB (3 Month LIBOR -0.16%) ±	1.30	2-26-2018	300,000,000	300,009,014
FHLB (3 Month LIBOR -0.16%) ±	1.30	2-26-2018	141,270,000	141,273,604
FHLB (3 Month LIBOR -0.16%) ±	1.30	2-26-2018	50,000,000	50,000,000
FHLB (z)	1.30	2-15-2018	100,000,000	99,949,444
FHLB (3 Month LIBOR -0.16%) ±	1.31	5-28-2019	27,500,000	27,505,098
FHLB (3 Month LIBOR -0.16%) ±	1.31	5-28-2019	400,000,000	400,087,197
FHLB (3 Month LIBOR -0.17%) ±	1.31	3-1-2018	220,000,000	220,001,426
FHLB (z)	1.32	3-7-2018	100,000,000	99,875,900
FHLB (3 Month LIBOR -0.16%) ±	1.32	3-1-2018	100,000,000	100,003,958
FHLB (z)	1.32	2-16-2018	513,000,000	512,718,740
FHLB (3 Month LIBOR -0.16%) ±	1.32	6-1-2018	70,000,000	70,000,000
FHLB (3 Month LIBOR -0.16%) ±	1.32	6-1-2018	335,000,000	334,999,434
FHLB (3 Month LIBOR -0.20%) ±	1.32	3-8-2018	85,000,000	85,007,438
FHLB (z)	1.34	2-20-2018	76,800,000	76,745,685
FHLB (z)	1.34	3-13-2018	100,000,000	99,851,111
FHLB (z)	1.35	3-23-2018	100,000,000	99,812,500
FHLB (1 Month LIBOR -0.19%) ±	1.37	2-16-2018	322,000,000	322,000,000
FHLB (1 Month LIBOR -0.18%) ±	1.38	4-20-2018	300,000,000	300,000,000
FHLB (z)	1.38	3-26-2018	125,000,000	124,746,042
FHLB (z)	1.38	3-27-2018	25,000,000	24,948,250
FHLB (3 Month LIBOR -0.17%) ±	1.38	6-12-2018	250,000,000	249,995,478
FHLB (3 Month LIBOR -0.16%) ±	1.39	6-12-2019	345,000,000	344,944,679
FHLB (1 Month LIBOR -0.16%) ±	1.40	2-8-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.16%) ±	1.40	7-19-2018	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.17%) ±	1.40	5-3-2018	250,000,000	250,000,000
FHLB (1 Month LIBOR -0.16%) ±	1.40	7-23-2018	250,000,000	250,000,000
FHLB (1 Month LIBOR -0.17%) ±	1.40	5-1-2018	300,000,000	299,971,143
FHLB (1 Month LIBOR -0.16%) ±	1.40	5-25-2018	250,000,000	250,000,000
FHLB (1 Month LIBOR -0.16%) ±	1.41	6-28-2018	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.16%) ±	1.41	7-2-2018	200,000,000	200,000,000
FHLB (z)	1.41	5-4-2018	108,723,000	108,334,013
FHLB (1 Month LIBOR -0.15%) ±	1.41	7-13-2018	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.17%) ±%%	1.41	6-7-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.15%) ±	1.41	4-17-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.14%) ±	1.41	6-12-2018	150,000,000	150,011,617

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018	Wells Fargo Government Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLB (1 Month LIBOR -0.14%) ±	1.42%	4-6-2018	$100,000,000	$100,000,000
FHLB (1 Month LIBOR -0.14%) ±	1.42	5-18-2018	25,000,000	25,000,051
FHLB (1 Month LIBOR -0.14%) ±	1.42	4-13-2018	200,000,000	199,995,228
FHLB (1 Month LIBOR -0.14%) ±	1.42	4-13-2018	125,000,000	125,000,000
FHLB (1 Month LIBOR -0.14%) ±	1.42	10-16-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.14%) ±	1.42	10-26-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.14%) ±	1.42	7-6-2018	100,000,000	100,000,000
FHLB (z)	1.42	4-11-2018	150,000,000	149,592,134
FHLB (3 Month LIBOR -0.29%) ±	1.42	4-12-2018	150,000,000	150,000,000
FHLB (z)	1.42	4-5-2018	50,000,000	49,875,750
FHLB (3 Month LIBOR -0.20%) ±	1.43	6-20-2018	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.43	6-18-2018	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.43	6-19-2018	250,000,000	250,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.43	11-15-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.43	12-10-2018	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.15%) ±%%	1.43	11-1-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.43	8-21-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.44	11-20-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.44	6-1-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.12%) ±	1.44	9-6-2018	150,000,000	150,000,000
FHLB (3 Month LIBOR -0.12%) ±	1.44	12-13-2019	150,000,000	150,000,000
FHLB (z)	1.45	5-23-2018	69,296,000	68,989,394
FHLB (1 Month LIBOR -0.12%) ±	1.45	8-24-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.11%) ±	1.45	12-11-2018	250,000,000	250,000,000
FHLB (1 Month LIBOR -0.10%) ±	1.46	12-18-2018	154,000,000	154,000,925
FHLB (1 Month LIBOR -0.11%) ±	1.46	10-26-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.10%) ±	1.46	12-21-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.09%) ±	1.47	11-8-2018	75,000,000	75,000,000
FHLB (1 Month LIBOR -0.09%) ±	1.47	1-14-2019	250,000,000	250,028,251
FHLB (1 Month LIBOR -0.09%) ±	1.47	7-16-2019	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.09%) ±	1.47	7-17-2019	100,000,000	100,000,117
FHLB (1 Month LIBOR -0.09%) ±	1.47	7-22-2019	100,000,000	100,000,066
FHLB (1 Month LIBOR -0.09%) ±	1.47	11-28-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.08%) ±	1.48	3-19-2019	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.08%) ±	1.48	11-13-2018	75,000,000	75,000,000
FHLB (1 Month LIBOR -0.08%) ±	1.48	3-15-2019	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.08%) ±	1.48	3-20-2019	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.08%) ±	1.48	2-4-2019	100,000,000	100,000,000
FHLB (3 Month LIBOR -0.14%) ±	1.49	12-20-2019	250,000,000	249,943,176
FHLB (3 Month LIBOR -0.19%) ±	1.50	6-28-2018	100,000,000	100,000,000
FHLB	1.50	11-20-2018	43,000,000	42,943,567
FHLB (1 Month LIBOR -0.05%) ±	1.50	7-12-2018	200,000,000	200,022,745
FHLB (1 Month LIBOR -0.05%) ±	1.51	12-13-2019	100,000,000	100,000,000
FHLB (3 Month LIBOR -0.25%) ±	1.52	7-30-2018	300,000,000	300,000,000
FHLB (1 Month LIBOR -0.03%) ±	1.53	3-8-2018	100,000,000	99,999,874
FHLB (3 Month LIBOR -0.20%) ±	1.53	1-18-2019	300,000,000	300,012,183
FHLB (3 Month LIBOR -0.14%) ±	1.54	12-26-2019	225,000,000	225,000,000
FHLB (3 Month LIBOR -0.21%) ±	1.54	10-26-2018	200,000,000	200,000,000
FHLB (3 Month LIBOR -0.15%) ±	1.55	1-2-2020	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.01%) ±	1.55	6-25-2018	70,000,000	69,989,079

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Government Money Market Fund	Portfolio of investments—January 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLB (3 Month LIBOR -0.12%) ±	1.58%	10-5-2018	$50,000,000	$49,999,427
FHLB (3 Month LIBOR -0.16%) ±	1.59	1-24-2019	100,000,000	100,000,000
FHLB (3 Month LIBOR -0.16%) ±	1.59	1-22-2019	100,000,000	100,000,000
FHLB (3 Month U.S. Treasury Bill +0.07%) ±%%	1.60	1-30-2020	150,000,000	150,000,000
FHLMC	0.75	4-9-2018	206,295,000	206,106,650
FHLMC	0.88	3-7-2018	20,272,000	20,265,936
FHLMC	0.88	10-12-2018	260,689,000	259,303,322
FHLMC (z)	1.08	2-5-2018	100,000,000	99,988,000
FHLMC (z)	1.14	3-12-2018	300,000,000	299,632,749
FHLMC (z)	1.17	3-16-2018	50,000,000	49,930,722
FHLMC (z)	1.21	3-21-2018	200,000,000	199,680,000
FHLMC (z)	1.24	3-22-2018	100,000,000	99,832,583
FHLMC (z)	1.27	3-20-2018	100,000,000	99,834,847
FHLMC (z)	1.29	4-6-2018	100,000,000	99,772,444
FHLMC (1 Month LIBOR -0.15%) ±	1.41	8-22-2018	250,000,000	250,000,000
FHLMC (1 Month LIBOR -0.13%) ±	1.44	11-27-2018	50,000,000	50,000,000
FHLMC	4.88	6-13-2018	12,900,000	13,066,980
FNMA	0.88	2-8-2018	128,793,000	128,785,167
FNMA	0.88	3-28-2018	8,500,000	8,495,590
FNMA	0.88	5-21-2018	122,294,000	122,146,365
FNMA	1.13	10-19-2018	67,844,000	67,597,392
FNMA	1.13	12-14-2018	12,317,000	12,250,535
FNMA (z)	1.25	2-14-2018	75,000,000	74,966,146
FNMA (z)	1.32	3-26-2018	100,000,000	99,805,666
FNMA (3 Month LIBOR -0.05%) ±	1.59	3-21-2018	150,000,000	150,000,809
FNMA	1.63	11-27-2018	69,475,000	69,396,580
FNMA	1.88	9-18-2018	33,455,000	33,501,429
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	8-15-2019	14,000,000	14,000,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	12-15-2019	22,176,000	22,176,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	11-15-2022	21,700,000	21,700,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	11-15-2023	10,000,000	10,000,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	7-9-2026	79,844,750	79,844,750
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	6-28-2028	33,241,466	33,241,466
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	1-15-2030	18,113,208	18,113,208
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	9-2-2031	27,315,000	27,315,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	9-30-2031	11,865,610	11,865,610
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	10-15-2032	24,356,410	24,356,416
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	5-15-2033	3,809,187	3,809,187
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	10-15-2033	14,965,000	14,965,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	6-15-2034	19,615,812	19,615,812
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	1-20-2035	22,400,000	22,400,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	4-20-2035	17,500,000	17,500,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	10-15-2039	15,000,000	15,000,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	1-15-2040	11,976,000	11,976,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	7-7-2040	28,500,000	28,500,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	7-15-2040	9,900,000	9,900,000
Overseas Private Investment Corporation Series 1 (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	8-15-2026	16,919,690	16,919,690
Overseas Private Investment Corporation Series 1 (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	9-30-2031	4,671,500	4,671,500

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018	Wells Fargo Government Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
Overseas Private Investment Corporation Series 1 (3 Month U.S. Treasury Bill +0.00%) ±§	1.50%	1-15-2040	$9,980,000	$9,980,000
Overseas Private Investment Corporation Series 2 (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	10-10-2025	7,483,770	7,483,770
Overseas Private Investment Corporation Series 2 (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	9-30-2031	10,931,310	10,931,310
Overseas Private Investment Corporation Series 2-2 (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	7-15-2040	3,500,000	3,500,000
Overseas Private Investment Corporation Series 24YR (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	7-7-2040	8,600,000	8,600,000
Overseas Private Investment Corporation Series 3 (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	10-10-2025	9,728,901	9,728,901
Overseas Private Investment Corporation Series 3 (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	7-15-2026	5,833,740	5,833,740
Overseas Private Investment Corporation Series 4 (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	9-2-2031	3,500,000	3,500,000
Overseas Private Investment Corporation Series 4 (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	9-30-2031	6,353,240	6,353,240
Overseas Private Investment Corporation Series 4 (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	11-15-2033	25,982,906	25,982,906
Overseas Private Investment Corporation Series 4 (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	1-20-2035	9,000,000	9,000,000
Overseas Private Investment Corporation Series 5 (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	9-30-2031	6,540,100	6,540,100
Overseas Private Investment Corporation Series 6 (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	9-30-2031	6,540,100	6,540,100
Overseas Private Investment Corporation Series 6 (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	7-7-2040	4,900,000	4,900,000
Overseas Private Investment Corporation Series 7 (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	9-30-2031	3,737,200	3,737,200
Overseas Private Investment Corporation Series 8 (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	9-30-2031	14,014,500	14,014,500
Overseas Private Investment Corporation Series 9 (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	5-15-2030	27,336,000	27,336,000
Overseas Private Investment Corporation Series 9 (3 Month U.S. Treasury Bill +0.00%) ±§	1.50	9-30-2031	4,391,210	4,391,210

Total Government Agency Debt (Cost $29,262,239,964)				29,262,239,964

Repurchase Agreements ^^: 46.70%
Bank of America Corporation, dated 1-31-2018, maturity value $1,500,056,667 (1)	1.36	2-1-2018	1,500,000,000	1,500,000,000
Bank of Montreal, dated 1-31-2018, maturity value $375,013,958 (2)	1.34	2-1-2018	375,000,000	375,000,000
Bank of Nova Scotia, dated 1-31-2018, maturity value $1,000,037,500 (3)	1.35	2-1-2018	1,000,000,000	1,000,000,000
Bank of Nova Scotia, dated 1-31-2018, maturity value $1,450,053,569 (4)	1.33	2-1-2018	1,450,000,000	1,450,000,000
Barclays Capital Incorporated, dated 1-26-2018, maturity value $250,064,167 (5)	1.32	2-2-2018	250,000,000	250,000,000
Barclays Capital Incorporated, dated 1-30-2018, maturity value $500,128,333 (6)	1.32	2-6-2018	500,000,000	500,000,000
Barclays Capital Incorporated, dated 1-31-2018, maturity value $1,000,038,056 (7)	1.37	2-1-2018	1,000,000,000	1,000,000,000
Barclays Capital Incorporated, dated 1-31-2018, maturity value $300,010,667 (8)	1.28	2-1-2018	300,000,000	300,000,000
BNP Paribas Securities Corporation, dated 1-16-2018, maturity value $801,050,000 (9)	1.35	2-20-2018	800,000,000	800,000,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Government Money Market Fund	Portfolio of investments—January 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^ (continued)
BNP Paribas Securities Corporation, dated 1-18-2018, maturity value $150,563,500 (10)	1.47%	4-20-2018	$150,000,000	$150,000,000
BNP Paribas Securities Corporation, dated 1-31-2018, maturity value $1,476,054,530 (11)	1.33	2-1-2018	1,476,000,000	1,476,000,000
BNP Paribas Securities Corporation, dated 1-31-2018, maturity value $100,003,722 (12)	1.34	2-1-2018	100,000,000	100,000,000
BNP Paribas Securities Corporation, dated 11-30-2017, maturity value $150,365,708 (13)	1.31	2-5-2018	150,000,000	150,000,000
BNP Paribas Securities Corporation, dated 1-31-2018, maturity value $350,013,125 (14)	1.35	2-1-2018	350,000,000	350,000,000
BNP Paribas Securities Corporation, dated 12-11-2017, maturity value $350,758,333 (15)	1.30	2-9-2018	350,000,000	350,000,000
Citibank NA, dated 1-25-2018, maturity value $250,064,167 (16)	1.32	2-1-2018	250,000,000	250,000,000
Citibank NA, dated 1-31-2018, maturity value $250,009,375 (17)	1.35	2-1-2018	250,000,000	250,000,000
Citigroup GlobalMarkets Incorporated, dated 1-30-2018, maturity value $250,063,194 (18)	1.30	2-6-2018	250,000,000	250,000,000
Citigroup GlobalMarkets Incorporated, dated 1-31-2018, maturity value $500,018,750 (19)	1.35	2-1-2018	500,000,000	500,000,000
Credit Agricole SA, dated 1-26-2018, maturity value $250,064,167 (20)	1.32	2-2-2018	250,000,000	250,000,000
Credit Agricole SA, dated 1-30-2018, maturity value $250,065,139 (21)	1.34	2-6-2018	250,000,000	250,000,000
Credit Agricole SA, dated 1-31-2018, maturity value $175,093,236 (22)	1.37	2-14-2018	175,000,000	175,000,000
Credit Agricole SA, dated 1-31-2018, maturity value $750,027,708 (23)	1.33	2-1-2018	750,000,000	750,000,000
Credit Agricole SA, dated 1-31-2018, maturity value $750,028,125 (24)	1.35	2-1-2018	750,000,000	750,000,000
Deutsche Bank Securities, dated 1-31-2018, maturity value $1,400,049,389 (25)	1.27	2-1-2018	1,400,000,000	1,400,000,000
Deutsche Bank Securities, dated 1-31-2018, maturity value $250,009,375 (26)	1.35	2-1-2018	250,000,000	250,000,000
Deutsche Bank Securities, dated 1-31-2018, maturity value $800,029,778 (27)	1.34	2-1-2018	800,000,000	800,000,000
Fixed Income Clearing Corporation, dated 1-31-2018, maturity value $1,000,037,778 (28)	1.36	2-1-2018	1,000,000,000	1,000,000,000
Goldman Sachs & Company, dated 1-31-2018, maturity value $145,005,236 (29)	1.30	2-1-2018	145,000,000	145,000,000
HSBC Securities Incorporated, dated 1-31-2018, maturity value $250,009,306 (30)	1.34	2-1-2018	250,000,000	250,000,000
ING Financial Markets LLC, dated 1-2-2018, maturity value $175,234,792 (31)	1.38	2-6-2018	175,000,000	175,000,000
ING Financial Markets LLC, dated 1-3-2018, maturity value $450,603,750 (32)	1.38	2-7-2018	450,000,000	450,000,000
ING Financial Markets LLC, dated 1-5-2018, maturity value $300,430,667 (33)	1.36	2-12-2018	300,000,000	300,000,000
ING Financial Markets LLC, dated 1-19-2018, maturity value $450,590,625 (34)	1.35	2-23-2018	450,000,000	450,000,000
ING Financial Markets LLC, dated 1-24-2018, maturity value $100,151,111 (35)	1.36	3-5-2018	100,000,000	100,000,000
ING Financial Markets LLC, dated 1-30-2018, maturity value $150,038,208 (36)	1.31	2-6-2018	150,000,000	150,000,000
ING Financial Markets LLC, dated 1-31-2018, maturity value $1,750,065,139 (37)	1.34	2-1-2018	1,750,000,000	1,750,000,000
ING Financial Markets LLC, dated 1-31-2018, maturity value $200,007,500 (38)	1.35	2-1-2018	200,000,000	200,000,000
ING Financial Markets LLC, dated 11-9-2017, maturity value $161,120,000 (39)	1.40	5-8-2018	160,000,000	160,000,000
JPMorgan Securities, dated 1-31-2018, maturity value $250,009,653 (40)	1.39	2-1-2018	250,000,000	250,000,000
JPMorgan Securities, dated 1-31-2018, maturity value $500,018,056 (41)	1.30	2-1-2018	500,000,000	500,000,000
JPMorgan Securities, dated 1-31-2018, maturity value $500,019,028 (42)	1.37	2-1-2018	500,000,000	500,000,000
JPMorgan Securities, dated 1-31-2018, maturity value $600,023,000 (43)	1.38	2-1-2018	600,000,000	600,000,000
Merrill Lynch Pierce Fenner Smith Incorporated, dated 1-31-2018, maturity value $100,003,778 (44)	1.36	2-1-2018	100,000,000	100,000,000
MetLife Incorporated, dated 1-31-2018, maturity value $125,005,010 (45)	1.36	2-1-2018	125,000,288	125,000,288
Mizuho Bank, dated 1-31-2018, maturity value $250,009,514 (46)	1.37	2-1-2018	250,000,000	250,000,000
Nomura Securities International Incorporated, dated 1-30-2018, maturity value $1,200,303,333 (47)	1.30	2-6-2018	1,200,000,000	1,200,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018	Wells Fargo Government Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^ (continued)
Nomura Securities International Incorporated, dated 1-31-2018, maturity value $1,500,055,833 (48)	1.34%	2-1-2018	$1,500,000,000	$1,500,000,000
Prudential Insurance Company of America, dated 1-31-2018, maturity value $651,777,303 (49)	1.37	2-1-2018	651,752,500	651,752,500
RBC Capital Markets, dated 1-10-2018, maturity value $600,660,000 (50) §	1.32	2-9-2018	600,000,000	600,000,000
RBC Capital Markets, dated 1-12-2018, maturity value $300,354,667 (51) §	1.33	2-13-2018	300,000,000	300,000,000
RBC Capital Markets, dated 1-22-2018, maturity value $301,122,333 (52) §	1.48	4-23-2018	300,000,000	300,000,000
RBC Capital Markets, dated 1-23-2018, maturity value $250,935,278 (53) §	1.48	4-24-2018	250,000,000	250,000,000
RBC Capital Markets, dated 1-31-2018, maturity value $1,800,067,500 (54)	1.35	2-1-2018	1,800,000,000	1,800,000,000
RBC Capital Markets, dated 1-31-2018, maturity value $600,022,167 (55)	1.33	2-1-2018	600,000,000	600,000,000
RBC Capital Markets, dated 1-31-2018, maturity value $800,028,889 (56)	1.30	2-1-2018	800,000,000	800,000,000
RBC Capital Markets, dated 12-1-2017, maturity value $250,600,208 (57) §	1.29	2-6-2018	250,000,000	250,000,000
RBC Capital Markets, dated 12-5-2017, maturity value $300,698,667 (58) §	1.31	2-7-2018	300,000,000	300,000,000
RBC Capital Markets, dated 12-22-2017, maturity value $250,689,444 (59) §	1.36	3-5-2018	250,000,000	250,000,000
RBC Capital Markets, dated 12-27-2017, maturity value $250,680,000 (60) §	1.36	3-9-2018	250,000,000	250,000,000
Societe Generale, dated 1-8-2018, maturity value $150,176,958 (61)	1.37	2-8-2018	150,000,000	150,000,000
Societe Generale, dated 1-9-2018, maturity value $150,204,000 (62)	1.36	2-14-2018	150,000,000	150,000,000
Societe Generale, dated 1-19-2018, maturity value $50,062,333 (63)	1.36	2-21-2018	50,000,000	50,000,000
Societe Generale, dated 1-25-2018, maturity value $400,102,667 (64)	1.32	2-1-2018	400,000,000	400,000,000
TD Securities, dated 1-31-2018, maturity value $1,000,037,500 (65)	1.35	2-1-2018	1,000,000,000	1,000,000,000

Total Repurchase Agreements (Cost $33,882,752,788)				33,882,752,788

Treasury Debt: 13.79%
U.S. Treasury Bill (z)##	1.13	3-8-2018	110,000,000	109,880,077
U.S. Treasury Bill (z)	1.25	4-26-2018	480,000,000	478,605,600
U.S. Treasury Bill (z)	1.27	5-3-2018	1,750,000,000	1,744,405,016
U.S. Treasury Bill (z)	1.31	5-10-2018	810,000,000	807,138,739
U.S. Treasury Bill (z)	1.36	4-19-2018	560,000,000	558,379,717
U.S. Treasury Bill (z)	1.37	5-17-2018	560,000,000	557,779,016
U.S. Treasury Bill (z)	1.43	5-24-2018	350,000,000	348,454,399
U.S. Treasury Bill (z)##	1.43	5-31-2018	470,000,000	467,788,748
U.S. Treasury Bill (z)	1.46	6-7-2018	125,000,000	124,366,500
U.S. Treasury Bill (z)	1.49	6-21-2018	90,000,000	89,480,716
U.S. Treasury Bill (z)	1.55	6-28-2018	180,000,000	178,866,630
U.S. Treasury Bill (z)	1.57	7-12-2018	170,000,000	168,813,967
U.S. Treasury Bill (z)	1.58	7-5-2018	280,000,000	278,126,761
U.S. Treasury Bill (z)	1.61	7-19-2018	270,000,000	267,990,767
U.S. Treasury Bill (z)%%	1.65	8-2-2018	160,000,000	158,672,613
U.S. Treasury Note	0.63	4-30-2018	300,000,000	299,548,484
U.S. Treasury Note	0.75	4-15-2018	100,000,000	99,906,412
U.S. Treasury Note	0.75	4-30-2018	520,000,000	519,361,035
U.S. Treasury Note	0.75	9-30-2018	50,000,000	49,690,948
U.S. Treasury Note	0.88	3-31-2018	40,000,000	39,981,382
U.S. Treasury Note	0.88	5-31-2018	50,000,000	49,937,033
U.S. Treasury Note	0.88	10-15-2018	250,000,000	248,534,851
U.S. Treasury Note	1.00	5-31-2018	530,000,000	529,488,225
U.S. Treasury Note	1.25	10-31-2018	170,000,000	169,378,462
U.S. Treasury Note	1.25	11-30-2018	70,000,000	69,648,548
U.S. Treasury Note	1.38	9-30-2018	350,000,000	349,183,483
U.S. Treasury Note	1.38	11-30-2018	110,000,000	109,637,383

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Government Money Market Fund	Portfolio of investments—January 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Treasury Debt (continued)
U.S. Treasury Note	1.75%	10-31-2018	$41,575,000	$41,593,259
U.S. Treasury Note	2.38	5-31-2018	440,000,000	441,540,712
U.S. Treasury Note	2.63	4-30-2018	260,000,000	260,887,560
U.S. Treasury Note	2.75	2-28-2018	90,000,000	90,101,955
U.S. Treasury Note	3.50	2-15-2018	170,000,000	170,147,964
U.S. Treasury Note	3.88	5-15-2018	125,000,000	125,935,066

Total Treasury Debt (Cost $10,003,252,028)				10,003,252,028

Total investments in securities (Cost $73,148,244,780)	100.83%	73,148,244,780
Other assets and liabilities, net	(0.83)	(601,697,259)

Total net assets	100.00%	$72,546,547,521

(z)	Zero coupon security. The rate represents the current yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

§	The security is subject to a demand feature which reduces the effective maturity.

^^	Collateralized by:

(1)	U.S. government securities, 3.50% to 4.50%, 4-20-2041 to 4-20-2044, fair value including accrued interest is $1,545,000,000.

(2)	U.S. government securities, 0.00% to 9.65%, 2-13-2018 to 2-1-2048, fair value including accrued interest is $385,906,333.

(3)	U.S. government securities, 2.38% to 4.50%, 1-1-2030 to 12-20-2047, fair value including accrued interest is $1,030,000,000.

(4)	U.S. government securities, 0.00% to 6.13%, 3-31-2018 to 11-15-2046, fair value including accrued interest is $1,479,000,010.

(5)	U.S. government securities, 2.76% to 3.68%, 7-1-2027 to 1-1-2048, fair value including accrued interest is $257,500,001.

(6)	U.S. government securities, 2.86% to 4.34%, 7-1-2027 to 1-1-2048, fair value including accrued interest is $515,000,001.

(7)	U.S. government securities, 0.00% to 9.80%, 2-2-2018 to 9-15-2065, fair value including accrued interest is $1,020,000,948.

(8)	U.S. government securities, 0.00% to 6.25%, 2-23-2018 to 7-15-2032, fair value including accrued interest is $306,000,042.

(9)	U.S. government securities, 0.75% to 7.00%, 5-1-2019 to 6-20-2063, fair value including accrued interest is $823,315,905.

(10)	U.S. government securities, 1.38% to 6.00%, 6-30-2018 to 10-1-2047, fair value including accrued interest is $154,496,006.

(11)	U.S. government securities, 0.00% to 8.50%, 2-1-2018 to 8-15-2046, fair value including accrued interest is $1,505,520,000.

(12)	U.S. government securities, 0.00% to 6.63%, 3-28-2018 to 3-9-2038, fair value including accrued interest is $102,000,000.

(13)	U.S. government securities, 1.00% to 4.50%, 3-31-2019 to 10-15-2057, fair value including accrued interest is $154,356,823.

(14)	U.S. government securities, 0.00% to 7.00%, 3-28-2018 to 11-20-2063, fair value including accrued interest is $359,627,222.

(15)	U.S. government securities, 0.75% to 7.00%, 3-31-2018 to 2-20-2066, fair value including accrued interest is $360,445,171.

(16)	U.S. government securities, 0.00% to 9.13%, 2-15-2018 to 11-15-2057, fair value including accrued interest is $256,902,451.

(17)	U.S. government securities, 0.00% to 6.50%, 2-25-2018 to 10-20-2059, fair value including accrued interest is $256,476,191.

(18)	U.S. government securities, 0.25% to 8.88%, 7-15-2018 to 1-1-2048, fair value including accrued interest is $256,996,887.

(19)	U.S. government securities, 0.00% to 6.50%, 2-15-2018 to 1-20-2048, fair value including accrued interest is $511,337,260.

(20)	U.S. government securities, 1.25% to 4.50%, 12-15-2020 to 4-1-2052, fair value including accrued interest is $255,413,987.

(21)	U.S. government securities, 0.00% to 6.00%, 11-14-2012 to 9-15-2042, fair value including accrued interest is $256,035,564.

(22)	U.S. government securities, 0.88% to 7.50%, 5-15-2019 to 1-1-2046, fair value including accrued interest is $178,508,315.

(23)	U.S. government securities, 1.38% to 1.50%, 1-31-2020 to 3-31-2023, fair value including accrued interest is $765,000,094.

(24)	U.S. government securities, 1.38% to 4.00%, 3-27-2019 to 8-1-2047, fair value including accrued interest is $771,038,452.

(25)	U.S. government securities, 0.00% to 8.13%, 4-15-2018 to 5-15-2047, fair value including accrued interest is $1,428,000,049.

(26)	U.S. government securities, 0.00% to 3.00%, 9-26-2018 to 11-15-2045, fair value including accrued interest is $255,000,009.

(27)	U.S. government securities, 0.00% to 3.75%, 2-28-2018 to 5-15-2046, fair value including accrued interest is $816,000,026.

(28)	U.S. government securities, 0.75% to 3.00%, 2-15-2045 to 5-15-2045, fair value including accrued interest is $1,020,002,855.

(29)	U.S. government securities, 0.00% to 8.75%, 2-1-2018 to 1-1-2048, fair value including accrued interest is $147,900,013.

(30)	U.S. government securities, 0.00%, 8-15-2025 to 11-15-2027, fair value is $255,003,860.

(31)	U.S. government securities, 2.00% to 5.00%, 1-1-2030 to 10-1-2047, fair value including accrued interest is $180,250,000.

(32)	U.S. government securities, 2.00% to 6.00%, 6-1-2026 to 10-1-2047, fair value including accrued interest is $463,500,000.

(33)	U.S. government securities, 2.00% to 5.50%, 9-1-2023 to 10-1-2047, fair value including accrued interest is $309,000,000.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018	Wells Fargo Government Money Market Fund	17

(34)	U.S. government securities, 2.00% to 7.50%, 8-1-2018 to 1-1-2048, fair value including accrued interest is $463,500,000.

(35)	U.S. government securities, 2.00% to 5.50%, 9-1-2023 to 7-1-2047, fair value including accrued interest is $103,000,000.

(36)	U.S. government securities, 2.00% to 5.00%, 11-1-2028 to 12-1-2047, fair value including accrued interest is $154,500,000.

(37)	U.S. government securities, 1.25% to 2.00%, 4-30-2020 to 2-15-2023, fair value including accrued interest is $1,785,714,286.

(38)	U.S. government securities, 2.00% to 5.50%, 7-1-2025 to 1-1-2048, fair value including accrued interest is $206,000,000.

(39)	U.S. government securities, 2.00% to 4.00%, 1-1-2030 to 6-1-2047, fair value including accrued interest is $164,800,000.

(40)	U.S. government securities, 3.50% to 4.00%, 8-1-2047 to 2-1-2048, fair value including accrued interest is $257,500,337.

(41)	U.S. government securities, 0.13%, 7-15-2022 to 7-15-2026, fair value including accrued interest is $510,000,268.

(42)	U.S. government securities, 1.88% to 2.88%, 3-31-2022 to 8-15-2045, fair value including accrued interest is $510,003,209.

(43)	U.S. government securities, 0.00% to 8.88%, 3-29-2018 to 5-15-2044, fair value including accrued interest is $612,003,834.

(44)	U.S. government securities, 0.00% to 6.15%, 7-1-2041 to 6-20-2063, fair value including accrued interest is $103,000,000.

(45)	U.S. government securities, 1.25%, 8-31-2019, fair value including accrued interest is $126,912,951.

(46)	U.S. government securities, 0.00% to 2.88%, 12-6-2018 to 11-15-2046, fair value including accrued interest is $255,000,050.

(47)	U.S. government securities, 0.00% to 8.88%, 5-15-2018 to 2-15-2047, fair value including accrued interest is $1,224,000,001.

(48)	U.S. government securities, 0.00% to 8.75%, 2-15-2018 to 2-15-2046, fair value including accrued interest is $1,530,000,080.

(49)	U.S. government securities, 0.00% to 3.00%, 5-15-2018 to 5-15-2045, fair value including accrued interest is $664,787,550.

(50)	U.S. government securities, 2.10% to 6.00%, 3-1-2025 to 6-15-2057, fair value including accrued interest is $618,000,000.

(51)	U.S. government securities, 2.37% to 4.50%, 7-1-2027 to 1-1-2048, fair value including accrued interest is $309,000,000.

(52)	U.S. government securities, 2.26% to 4.50%, 8-1-2023 to 1-1-2057, fair value including accrued interest is $309,000,000.

(53)	U.S. government securities, 0.13% to 6.50%, 12-1-2019 to 1-1-2057, fair value including accrued interest is $257,497,300.

(54)	U.S. government securities, 1.38% to 7.00%, 8-1-2018 to 4-20-2067, fair value including accrued interest is $1,853,784,984.

(55)	U.S. government securities, 0.75% to 3.00%, 10-31-2018 to 8-15-2047, fair value including accrued interest is $612,000,001.

(56)	U.S. government securities, 0.13% to 3.63%, 7-31-2018 to 11-15-2047, fair value including accrued interest is $816,000,064.

(57)	U.S. government securities, 2.10% to 4.50%, 3-1-2025 to 1-1-2057, fair value including accrued interest is $257,500,000.

(58)	U.S. government securities, 2.23% to 4.86%, 3-1-2025 to 1-1-2057, fair value including accrued interest is $309,000,000.

(59)	U.S. government securities, 1.98% to 6.50%, 5-1-2025 to 1-1-2057, fair value including accrued interest is $257,498,757.

(60)	U.S. government securities, 1.48% to 5.50%, 1-1-2023 to 1-1-2057, fair value including accrued interest is $257,500,000.

(61)	U.S. government securities, 0.00% to 3.00%, 5-15-2018 to 5-15-2045, fair value including accrued interest is $153,000,078.

(62)	U.S. government securities, 0.00% to 3.75%, 5-15-2018 to 11-15-2043, fair value including accrued interest is $153,000,027.

(63)	U.S. government securities, 0.25% to 6.88%, 10-15-2018 to 8-15-2025, fair value including accrued interest is $51,000,016.

(64)	U.S. government securities, 0.00% to 5.38%, 5-15-2018 to 2-15-2045, fair value including accrued interest is $408,000,002.

(65)	U.S. government securities, 2.50% to 6.00%, 8-1-2025 to 1-20-2048, fair value including accrued interest is $1,030,000,000.

##	All or a portion of this security is segregated for when-issued securities.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Government Money Market Fund	Statement of assets and liabilities—January 31, 2018

Assets
Investments in unaffiliated securities, at amortized cost	$39,265,491,992
Investments in repurchase agreements, at amortized cost	33,882,752,788
Cash	2,880,893
Receivable for Fund shares sold	9,106,660
Receivable for interest	52,684,898
Prepaid expenses and other assets	966,976

Total assets	73,213,884,207

Liabilities
Payable for investments purchased	608,778,738
Dividends payable	35,210,403
Payable for Fund shares redeemed	10,769,362
Management fee payable	6,460,985
Administration fees payable	3,550,015
Trustees’ fees and expenses payable	2,206
Distribution fee payable	30
Accrued expenses and other liabilities	2,564,947

Total liabilities	667,336,686

Total net assets	$72,546,547,521

NET ASSETS CONSIST OF
Paid-in capital	$72,546,457,792
Undistributed net investment income	51,952
Accumulated net realized gains on investments	37,777

Total net assets	$72,546,547,521

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$264,734,629
Shares outstanding – Class A1	264,734,569
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$1,554,763,721
Shares outstanding – Administrator Class[1]	1,554,762,296
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$21,931,321,392
Shares outstanding – Institutional Class[1]	21,931,322,880
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$46,288,729,629
Shares outstanding – Select Class[1]	46,288,701,673
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$2,506,898,075
Shares outstanding – Service Class[1]	2,506,898,203
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$100,075
Shares outstanding – Sweep Class[1]	100,075
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended January 31, 2018	Wells Fargo Government Money Market Fund	19

Investment income
Interest	$660,962,047

Expenses
Management fee	87,499,977
Administration fees
Class A	580,838
Administrator Class	800,905
Institutional Class	17,916,255
Select Class	15,898,588
Service Class	3,536,420
Sweep Class	29
Shareholder servicing fees
Class A	660,044
Administrator Class	800,905
Service Class	7,351,749
Sweep Class	251
Distribution fee
Sweep Class	350
Custody and accounting fees	2,489,126
Professional fees	59,536
Registration fees	116,764
Shareholder report expenses	2,179
Trustees’ fees and expenses	21,298
Other fees and expenses	641,907

Total expenses	138,377,121
Less: Fee waivers and/or expense reimbursements	(18,901,921)

Net expenses	119,475,200

Net investment income	541,486,847

Net realized gains on investments	221,993

Net increase in net assets resulting from operations	$541,708,840

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Government Money Market Fund	Statement of changes in net assets

	Year ended January 31, 2018		Year ended January 31, 2017

Operations
Net investment income		$541,486,847		$134,339,812
Net realized gains on investments		221,993		99,365

Net increase in net assets resulting from operations		541,708,840		134,439,177

Distributions to shareholders from
Net investment income
Class A		(1,001,046)		(26,088)
Administrator Class		(5,781,998)		(490,169)
Institutional Class		(176,872,690)		(48,554,431)
Select Class		(343,698,404)		(84,566,237)
Service Class		(14,132,467)		(623,539)
Sweep Class		(242)		(159)
Net realized gains
Class A		(808)		0
Administrator Class		(3,433)		0
Institutional Class		(73,726)		0
Select Class		(150,798)		0
Service Class		(7,779)		0
Sweep Class		(1)		0

Total distributions to shareholders		(541,723,392)		(134,260,623)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	120,907,015	120,907,015	271,536,745	271,536,745
Administrator Class	7,034,796,210	7,034,796,210	3,391,516,371	3,391,516,371
Institutional Class	141,879,382,084	141,879,382,084	134,844,264,908	134,844,264,908
Select Class	442,120,856,126	442,120,856,126	276,797,863,539	276,797,863,539
Service Class	86,534,648,298	86,534,648,298	62,131,626,136	62,131,626,136
Sweep Class	0	0	13,401,843	13,401,843

		677,690,589,733		477,450,209,542

Reinvestment of distributions
Class A	998,459	998,459	25,847	25,847
Administrator Class	1,796,796	1,796,796	225,549	225,549
Institutional Class	68,325,146	68,325,146	17,284,022	17,284,022
Select Class	205,315,441	205,315,441	58,868,859	58,868,859
Service Class	2,433,539	2,433,539	107,813	107,813
Sweep Class	70	70	142	142

		278,869,451		76,512,232

Payment for shares redeemed
Class A	(131,252,757)	(131,252,757)	(262,601,748)	(262,601,748)
Administrator Class	(5,925,317,715)	(5,925,317,715)	(3,330,300,682)	(3,330,300,682)
Institutional Class	(143,258,743,793)	(143,258,743,793)	(125,832,281,995)	(125,832,281,995)
Select Class	(435,036,950,209)	(435,036,950,209)	(245,842,447,384)	(245,842,447,384)
Service Class	(87,022,938,107)	(87,022,938,107)	(62,102,819,516)	(62,102,819,516)
Sweep Class	0	0	(16,278,599)	(16,278,599)

		(671,375,202,581)		(437,386,729,924)

Net increase in net assets resulting from capital share transactions		6,594,256,603		40,139,991,850

Total increase in net assets		6,594,242,051		40,140,170,404

Net assets
Beginning of period		65,952,305,470		25,812,135,066

End of period		$72,546,547,521		$65,952,305,470

Undistributed net investment income		$51,952		$47,098

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Government Money Market Fund	21

(For a share outstanding throughout each period)

	Year ended January 31
CLASS A	2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	0.00	0.00	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.38%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.61%	0.61%	0.61%	0.61%
Net expenses	0.61%	0.41%	0.13%	0.09%	0.10%
Net investment income	0.38%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$264,735	$274,083	$265,119	$308,757	$406,489

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
ADMINISTRATOR CLASS	2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]

Total from investment operations	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	0.00	0.00	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.65%	0.10%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.34%	0.34%
Net expenses	0.34%	0.31%	0.12%	0.09%	0.09%
Net investment income	0.72%	0.11%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,554,764	$443,500	$382,043	$644,666	$596,022

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Government Money Market Fund	23

(For a share outstanding throughout each period)

	Year ended January 31
INSTITUTIONAL CLASS	2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]

Total from investment operations	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	0.00	0.00	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.79%	0.24%	0.02%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.22%	0.22%
Net expenses	0.20%	0.17%	0.12%	0.09%	0.10%
Net investment income	0.79%	0.25%	0.02%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$21,931,321	$23,242,417	$14,212,988	$17,509,698	$20,793,077

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
SELECT CLASS	2018	2017	2016[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.01	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00	0.00 [2]	0.00 [2]

Total from investment operations	0.01	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.01)	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.85%	0.30%	0.04%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%	0.18%
Net expenses	0.14%	0.11%	0.10%
Net investment income	0.86%	0.34%	0.08%
Supplemental data
Net assets, end of period (000s omitted)	$46,288,730	$38,999,425	$7,985,195

[1]	For the period from June 30, 2015 (commencement of class operations) to January 31, 2016

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Government Money Market Fund	25

(For a share outstanding throughout each period)

	Year ended January 31
SERVICE CLASS	2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	0.00	0.00	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.49%	0.02%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.51%	0.51%	0.51%
Net expenses	0.50%	0.40%	0.13%	0.09%	0.10%
Net investment income	0.48%	0.02%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$2,506,898	$2,992,780	$2,963,813	$4,129,813	$4,140,419

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
SWEEP CLASS	2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	0.00	0.00	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.24%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.96%	0.96%	0.96%	0.96%
Net expenses	0.75%	0.38%	0.13%	0.09%	0.10%
Net investment income	0.24%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$100	$100	$2,977	$6,615	$18,244

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Government Money Market Fund	27

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Government Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

28	Wells Fargo Government Money Market Fund	Notes to financial statements

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2018, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At January 31, 2018, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Undistributed net investment income	Accumulated net realized gains on investments
$4,854	$(4,854)

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements	Wells Fargo Government Money Market Fund	29

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Government agency debt	$0	$29,262,239,964	$0	$29,262,239,964

Repurchase agreements	0	33,882,752,788	0	33,882,752,788

Treasury debt	0	10,003,252,028	0	10,003,252,028
Total assets	$0	$73,148,244,780	$0	$73,148,244,780
The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase. For the year ended January 31, 2018, the management fee was equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A	0.22%
Administrator Class	0.10
Institutional Class	0.08
Select Class	0.04
Service Class	0.12
Sweep Class	0.03

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class

30	Wells Fargo Government Money Market Fund	Notes to financial statements

specific expenses. Funds Management has committed through May 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.16% for Select Class shares, 0.50% for Service Class shares, and 0.79% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to June 1, 2017, the Fund’s expenses were capped at 1.00% for Sweep Class shares. During the year ended January 31, 2018, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $541,723,392 and $134,260,623 of ordinary income for the years ended January 31, 2018 and January 31, 2017, respectively.

As of January 31, 2018, distributable earnings on a tax basis consisted of $35,349,620 in undistributed ordinary income.

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo Government Money Market Fund	31

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Wells Fargo Government Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, including the portfolio of investments, as of January 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2018, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies, however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.

Boston, Massachusetts

March 29, 2018

32	Wells Fargo Government Money Market Fund	Other information (unaudited)

TAX INFORMATION

For the fiscal year ended January 31, 2018, $516,043,431 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2018, $236,545 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2018, 37.88% of the dividends distributed was derived from interest on U.S. government securities.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Government Money Market Fund	33

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

34	Wells Fargo Government Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Government Money Market Fund	35

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

36	Wells Fargo Government Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309100 03-18 A303/AR303 01-18

Annual Report

January 31, 2018

Institutional Money Market Funds

∎	Wells Fargo Heritage Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Heritage Money Market Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Globally, investing in stocks and bonds delivered favorable returns during the past 12 months.

Dear Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Heritage Money Market Fund for the 12-month period that ended January 31, 2018. Globally, investing in stocks and bonds delivered favorable returns during the past 12 months. U.S. and international stocks returned 26.41% and 29.68%, respectively, for the period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index
(Net)2, respectively. Within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 2.15% and the Bloomberg Barclays Municipal Bond Index4 returned 3.52% as interest rates rose.

Short-term interest rates as measured by Treasury bills—maturities ranging from 3 to 12 months—increased an average of 100 basis points (bps: 100 bps equal 1.00%) during the period. For comparison, during the period, rates for 10-year Treasury bonds increased only 27 bps and 30-year Treasury bond rates fell 10 basis points.

Globally, synchronized growth, low inflation, and accommodative monetary policies supported investing.

During the first half of 2017, stocks rallied globally. In the U.S., the Republican Party assumed control of the White House and both houses of Congress, promising business-friendly policies and regulations that favorably influenced investor sentiment. Hiring was strong and corporate profits increased. Internationally, stocks gained, especially in the emerging markets. Economic growth, improved corporate earnings, monetary policies supportive of businesses and equity investments, and a weaker U.S. dollar supported stocks.

In March 2017, the U.S. Federal Reserve (Fed) raised its target interest rate by 0.25% to a range of 0.75% to 1.00%. Following the rate increase, short-term bond yields in the U.S. rose. Longer-term Treasury yields were little changed because inflation indicators were restrained, leading to lower but positive performance for fixed income relative to equities. Municipal bond returns were positive, helped by strong demand and constrained new-issue supply. The Fed raised the target interest rate once again in June to a range of 1.00% to 1.25%. Ten-year U.S. Treasury yields declined, the yield curve flattened, and long-term bond prices benefited.

As global growth improved in the third quarter of 2017, investment markets advanced.

Globally, stocks moved higher during the third quarter of 2017 as they were subject to the same positive economic conditions that influenced the first half of the year: moderately accelerating global economic growth supported by improving corporate earnings as well as low inflation and interest rates. Brief episodes of geopolitical tensions, primarily associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding the new U.S. administration’s trade policies, did not discourage investing activity. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate.

Outside the U.S., stocks in international developed and emerging markets also benefited from improved economic growth. While advances in emerging markets equity valuations slowed compared with the pace of the first half of 2017, they continued an upward path. Central banks in Europe, Asia, and Japan maintained low-interest-rate policies that supported business growth and equity investing.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Heritage Money Market Fund	3

In the U.S., Fed officials announced in October plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets moved higher. Synchronous economic expansion worldwide continued with mild inflation and low volatility. Data released during the quarter reflected a healthy U.S. economy. Third-quarter economic output grew at a 3.2% annual rate. Increased hiring pushed the unemployment rate down to a 17-year low of 4.1%. Tax reform in the U.S. that passed as the year ended also encouraged increased spending among businesses and individuals. Signs of long-awaited wage growth appeared to emerge.

Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, accelerated trade growth, and the firming of prices for some of the commodities that are essential exports of many international economies.

October 2017 marked one year since regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for the short-term investment opportunities afforded them by money market funds.

In December 2017, the Fed raised the federal funds rate target to a range of 1.25% to 1.50%. The Fed also began reducing its bond portfolio. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Heritage Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of January 31, 20181

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (SHMXX)	6-29-1995	0.96	0.26	0.40	0.35	0.35
Institutional Class (SHIXX)	3-31-2000	1.09	0.33	0.48	0.23	0.20
Select Class (WFJXX)	6-29-2007	1.16	0.40	0.55	0.19	0.13
Service Class (WHTXX)	6-30-2010	0.85	0.22	0.38	0.52	0.43

Yield summary (%) as of January 31, 20183

	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield	1.33	1.46	1.53	1.23
7-day compound yield	1.34	1.47	1.54	1.24
30-day simple yield	1.31	1.44	1.51	1.21
30-day compound yield	1.32	1.45	1.52	1.22

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

For floating NAV money market funds: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Heritage Money Market Fund	5

Portfolio composition as of January 31, 2018[4]

Effective maturity distribution as of January 31, 2018[4]

Weighted average maturity as of January 31, 2018[5]
15 days

Weighted average life as of January 31, 2018[6]
59 days

[1]	Historical performance shown for Service Class shares prior to their inception reflects the performance of Administrator Class shares and has not been adjusted to reflect the higher expenses applicable to Service Class shares. If these expenses had been adjusted, returns for Service Class shares would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 1.29%, 1.40%, 1.44%, and 1.11% for Administrator Class, Institutional Class, Select Class, and Service Class, respectively. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Heritage Money Market Fund	Performance highlights (unaudited)

MANAGERS’ DISCUSSION

Two themes dominated the Fund’s reporting period which ended January 31, 2018: rate movements by the U.S. Federal Reserve (Fed) and asset growth in the prime sector. As opposed to the previous eight years of near-zero rates and only one tightening, we saw great changes in 2017. The economy seemed to be firing on most cylinders. Jobs and gross domestic product (after the first quarter) were accelerating at a reasonable rate. Even inflation, as evidenced by the Consumer Price Index, which had struggled to get close to the 2% Fed target, was at or above 2% for the first part of the year. At the end of 2016, the Fed’s Summary of Economic Projections, known as dot plots, were predicting three 25-basis-point (bp; 100 bps equal 1.00%) rate hikes in 2017, though the market itself was only pricing in two. While market expectations of a March tightening were only 35% several weeks prior to that Federal Open Market Committee (FOMC) meeting, at the end of February and the beginning of March, Fed Bank of New York President Dudley and Fed Chair Yellen gave speeches indicating an interest-rate increase would be appropriate, turning market expectations around on a dime and fully pricing in a rate hike for March. And as expected, the FOMC delivered a 25-bp rate hike at that meeting and continued delivering—with two additional 25-bp tightenings in June and December. The FOMC ended the reporting period with its target rate at a range of 1.25% to 1.50% and expectations of three to four 25-bp rate hikes in 2018.

As the FOMC embarked on its tightening campaign, the impacts to the London Interbank Offered Rate (LIBOR) and commercial paper rates were not directly proportional after the first two Fed moves as market participants hesitated to embrace the fact that the Fed was finally beginning to remove policy accommodation in 2017. From mid-February to a week after the March rate hike, three-month LIBOR increased only 12 bps. From mid-May to a week after the June hike, three-month LIBOR was up 11 bps. However, by December, with the Fed several months into normalizing its balance sheet and announcements from other central banks that they, too, would start the process of normalization by raising rates and reducing their balance sheets, the Fed move elicited a nearly one-for-one shift in rates. From mid-November to a week after the December hike, three-month LIBOR increased 24 bps and ended the reporting period at 1.78%, or 28 bps over the upper band of the overnight federal funds rate target. Another way to observe this phenomenon is the flattening of the Treasury yield curve; the spread between the 2-year and 10-year U.S. Treasury notes is continuing to collapse, led by rising 2-year yields as markets embrace the prospect of higher target rates in the year ahead. The minimal reaction of 10-year note yields could indicate that inflation fears remain muted and could remain lower for longer.

For prime money market funds, assets under management (AUM) began the period at roughly $380 billion and finished January 2018 at $586 billion. With relatively stable net asset values (NAVs) and an attractive yield pickup over government funds, investors seem to be reexamining the benefits of prime funds. Our prime fund holdings had a WAL of about 32 days at the end of January 2017 and the WALs increased to roughly 55 days by the end of January 2018. In the postreform environment, we have continued to manage our prime funds with the same conservative discipline as before reforms, adhering to a philosophy of constructing a diversified portfolio of high-quality liquid assets to meet our clients’ liquidity needs while offering an attractive risk-adjusted yield. But as AUM stabilized after reform and started increasing in 2017, we were able to opportunistically reposition a portion of our portfolios in floating-rate securities and longer-dated fixed-rate securities to take advantage of the positive-sloping short end of the yield curve. This positioning allowed our prime funds to maintain a significant yield pickup over respective government funds as well as a high degree of interest-rate sensitivity.

Strategic outlook

The FOMC has executed four rate hikes since reform implementation and expectations of multiple future rate increases are firmly in place for 2018. Despite those moves and expectations of more, the prime funds’ floating NAVs have experienced minimal variation. We believe that our investment strategy—emphasizing highly liquid portfolios, relatively short weighted average maturities, and a position in securities that reset frequently—should allow us to capture future FOMC rate moves with minimal NAV pricing pressures.

Please see footnotes on page 5.

Fund expenses (unaudited)	Wells Fargo Heritage Money Market Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2017 to January 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the

“Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8-1-2017	Ending account value 1-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Administrator Class
Actual	$1,000.00	$1,005.63	$1.61	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.62	0.32%
Institutional Class
Actual	$1,000.00	$1,006.26	$0.99	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.22	$1.00	0.20%
Select Class
Actual	$1,000.00	$1,006.65	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.61	$0.60	0.12%
Service Class
Actual	$1,000.00	$1,005.06	$2.18	0.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.03	$2.20	0.43%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Heritage Money Market Fund	Portfolio of investments—January 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 27.79%
Abbey National Treasury Services	1.34%	2-1-2018	$77,000,000	$77,000,000
Abbey National Treasury Services	1.70	3-22-2018	35,000,000	35,003,302
Abbey National Treasury Services (1 Month LIBOR +0.18%) ±	1.74	5-15-2018	34,000,000	34,010,160
ABN AMRO Bank NV (z)	1.55	2-6-2018	39,000,000	38,988,823
Bank of Montreal	1.66	2-16-2018	37,000,000	37,000,536
Bank of Nova Scotia (1 Month LIBOR +0.15%) ±	1.71	3-20-2018	30,000,000	30,007,972
Bank of Tokyo-Mitsubishi LLC	1.80	5-2-2018	38,000,000	38,001,652
China Construction Bank Corporation (1 Month LIBOR +0.25%) ±	1.81	7-20-2018	63,000,000	63,023,691
HSBC Bank plc	1.36	2-1-2018	115,000,000	115,000,000
HSBC Bank plc (3 Month LIBOR +0.15%) ±	1.56	5-11-2018	32,000,000	32,020,195
HSBC Bank plc (1 Month LIBOR +0.20%) ±	1.75	8-9-2018	15,000,000	15,002,856
HSBC Bank USA NA (1 Month LIBOR +0.20%) ±	1.76	11-7-2018	25,000,000	25,002,907
HSBC Bank USA NA (1 Month LIBOR +0.20%) ±	1.77	11-2-2018	25,000,000	25,000,000
KBC Bank	1.44	2-7-2018	108,000,000	108,000,000
Mitsubishi Trust & Bank (1 Month LIBOR +0.20%) ±	1.76	4-13-2018	38,000,000	38,014,959
Mitsubishi Trust & Bank (1 Month LIBOR +0.20%) ±	1.76	4-26-2018	20,000,000	20,007,778
Mitsubishi Trust & Bank (1 Month LIBOR +0.21%) ±	1.77	6-21-2018	25,000,000	25,005,300
Mizuho Bank Limited (z)	1.57	2-2-2018	35,000,000	34,997,181
Mizuho Bank Limited (1 Month LIBOR +0.20%) ±	1.75	5-9-2018	40,000,000	40,012,665
Mizuho Bank Limited (1 Month LIBOR +0.20%) ±	1.75	4-10-2018	55,000,000	55,021,464
National Bank of Kuwait	1.36	2-1-2018	202,475,000	202,475,000
NBAD Americas NV	1.38	2-1-2018	188,000,000	188,000,000
Norinchukin Bank (1 Month LIBOR +0.17%) ±	1.73	3-7-2018	37,000,000	37,009,006
Norinchukin Bank (1 Month LIBOR +0.20%) ±	1.75	7-11-2018	81,000,000	81,012,886
Oversea Chinese Banking	1.50	2-20-2018	15,000,000	15,000,178
Royal Bank of Canada (1 Month LIBOR +0.18%) ±	1.73	7-10-2018	25,000,000	25,003,421
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.17%) ±	1.73	2-21-2018	36,000,000	36,005,544
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.20%) ±	1.76	4-13-2018	15,000,000	15,005,255
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.22%) ±	1.78	6-22-2018	42,000,000	42,002,425
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.25%) ±	1.81	7-18-2018	50,000,000	50,005,808
Sumitomo Mitsui Trust	1.60	2-13-2018	48,200,000	48,201,607
Sumitomo Mitsui Trust (1 Month LIBOR +0.20%) ±	1.77	6-1-2018	80,000,000	80,004,347
Svenska Handelsbanken (1 Month LIBOR +0.16%) ±	1.72	9-6-2018	65,000,000	64,988,252
Svenska Handelsbanken (1 Month LIBOR +0.17%) ±	1.73	8-24-2018	40,000,000	39,996,260
Toronto Dominion Bank (1 Month LIBOR +0.20%) ±	1.75	8-10-2018	33,000,000	33,003,183
Toronto Dominion Bank (1 Month LIBOR +0.23%) ±	1.79	12-6-2018	65,000,000	64,995,731
Toronto Dominion Bank (1 Month LIBOR +0.34%) ±	1.90	3-5-2018	30,000,000	30,011,628

Total Certificates of Deposit (Cost $1,938,663,867)				1,938,841,972

Commercial Paper: 59.09%

Asset-Backed Commercial Paper: 29.82%
Alpine Securitization Limited (1 Month LIBOR +0.25%) 144A±	1.81	4-10-2018	81,000,000	80,999,976
Anglesea Funding LLC (1 Month LIBOR +0.18%) 144A±	1.74	6-1-2018	38,000,000	37,999,261
Anglesea Funding LLC (1 Month LIBOR +0.18%) 144A±	1.75	5-25-2018	78,000,000	77,993,224
Antalis SA 144A(z)	1.81	4-4-2018	75,000,000	74,782,870
Barton Capital Corporation 144A(z)	1.60	2-16-2018	10,000,000	9,993,487
Bedford Row Funding Corporation (3 Month LIBOR +0.14%) 144A±	1.62	5-31-2018	44,000,000	44,020,066
Bedford Row Funding Corporation (1 Month LIBOR +0.23%) 144A±	1.79	10-1-2018	35,000,000	35,000,125

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018	Wells Fargo Heritage Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Bedford Row Funding Corporation (1 Month LIBOR +0.44%) 144A±	2.00%	2-16-2018	$13,000,000	$13,003,016
Bennington Sark Capital Company 144A(z)	1.55	2-1-2018	25,000,000	25,000,000
Cancara Asset Security Limited (z)	1.55	2-26-2018	42,700,000	42,654,602
Cedar Spring Capital Company 144A(z)	1.52	2-7-2018	43,000,000	42,988,748
Cedar Spring Capital Company 144A(z)	1.63	2-9-2018	39,000,000	38,986,350
Cedar Spring Capital Company 144A(z)	1.76	3-15-2018	34,000,000	33,932,606
Charta LLC 144A(z)	1.54	2-16-2018	29,000,000	28,981,694
Chesham Finance Limited 144A(z)	1.48	2-1-2018	177,000,000	177,000,000
Chesham Finance Limited 144A(z)	1.86	3-19-2018	15,000,000	14,968,739
Collateralized Commercial Paper II Company LLC (1 Month LIBOR +0.19%) 144A±	1.75	2-26-2018	33,000,000	33,006,546
Crown Point Capital Company LLC (1 Month LIBOR +0.20%) 144A±	1.76	7-24-2018	92,000,000	91,999,265
Fairway Finance Corporation 144A(z)	1.61	3-7-2018	23,000,000	22,965,353
Gotham Funding Corporation 144A(z)	1.65	3-9-2018	21,000,000	20,966,274
Institutional Secured Funding LLC 144A(z)	1.55	2-1-2018	67,000,000	67,000,000
Institutional Secured Funding LLC 144A(z)	1.55	2-2-2018	33,000,000	32,998,645
Institutional Secured Funding LLC 144A(z)	1.55	2-5-2018	30,000,000	29,995,050
Institutional Secured Funding LLC 144A(z)	1.55	2-6-2018	54,000,000	53,988,840
Kells Funding LLC 144A(z)	1.41	2-5-2018	57,000,000	56,990,848
Kells Funding LLC 144A(z)	1.55	2-26-2018	45,000,000	44,951,500
Kells Funding LLC 144A(z)	1.72	4-10-2018	41,000,000	40,867,957
Lexington Parker Capital Company LLC 144A(z)	1.55	2-2-2018	68,750,000	68,747,177
Liberty Funding LLC 144A(z)	1.42	2-1-2018	24,000,000	24,000,000
Liberty Funding LLC 144A(z)	1.65	3-21-2018	12,000,000	11,973,808
Liberty Funding LLC (1 Month LIBOR +0.18%) 144A±	1.73	7-9-2018	43,000,000	43,007,557
LMA Americas LLC 144A(z)	1.60	2-15-2018	26,890,000	26,873,896
Manhattan Asset Funding Company LLC 144A(z)	1.60	2-9-2018	40,000,000	39,986,862
Manhattan Asset Funding Company LLC (3 Month LIBOR +0.14%) 144A±	1.63	6-5-2018	25,000,000	25,011,681
Matchpoint Finance plc 144A(z)	1.45	2-1-2018	48,500,000	48,500,000
Mountcliff Funding LLC 144A(z)	1.48	2-1-2018	136,000,000	136,000,000
Mountcliff Funding LLC (1 Month LIBOR +0.23%) 144A±	1.80	3-28-2018	35,000,000	34,999,436
Old Line Funding LLC (1 Month LIBOR +0.19%) 144A±	1.75	8-21-2018	25,000,000	25,000,382
Old Line Funding LLC (1 Month LIBOR +0.20%) 144A±	1.75	11-9-2018	30,000,000	29,991,836
Old Line Funding LLC (1 Month LIBOR +0.21%) 144A±	1.77	8-6-2018	22,000,000	22,005,425
Old Line Funding LLC (1 Month LIBOR +0.21%) 144A±	1.77	8-23-2018	23,000,000	23,004,206
Regency Markets No.1 LLC 144A(z)	1.54	2-8-2018	31,000,000	30,991,000
Versailles Commercial Paper LLC (1 Month LIBOR +0.18%) 144A±	1.74	4-26-2018	66,000,000	65,998,455
White Plains Capital 144A(z)	1.86	3-13-2018	49,000,000	48,898,298
White Plains Capital 144A(z)	1.86	3-16-2018	42,000,000	41,906,038
White Plains Capital 144A(z)	1.91	4-3-2018	60,116,000	59,921,747

				2,080,852,846

Financial Company Commercial Paper: 25.11%
Australia & New Zealand Banking Group (1 Month LIBOR +0.17%) 144A±	1.73	8-14-2018	33,000,000	33,001,633
AXA Financial Incorporated 144A(z)	1.73	2-14-2018	8,000,000	7,995,014
Banco de Credito e Inversiones 144A(z)	1.65	2-1-2018	38,000,000	38,000,000
Banco de Credito e Inversiones 144A(z)	1.65	2-2-2018	37,000,000	36,998,478
Banco de Credito e Inversiones 144A(z)	1.65	2-9-2018	71,000,000	70,976,223
Banco de Credito e Inversiones 144A(z)	1.65	2-13-2018	41,000,000	40,979,186
Banco Santander Chile 144A(z)	1.65	2-5-2018	19,000,000	18,996,947

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Heritage Money Market Fund	Portfolio of investments—January 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Bank of Nova Scotia 144A(z)	1.66%	3-19-2018	$30,000,000	$29,941,197
Bank of Nova Scotia (3 Month LIBOR +0.14%) 144A±	1.84	4-11-2018	29,000,000	29,015,067
Barclays Bank plc 144A(z)	1.84	4-6-2018	42,000,000	41,863,883
Canadian Imperial Bank 144A(z)	1.71	3-19-2018	42,000,000	41,921,056
Commonwealth Bank of Australia (1 Month LIBOR +0.16%) 144A±	1.73	7-30-2018	31,000,000	30,995,073
Commonwealth Bank of Australia (1 Month LIBOR +0.21%) 144A±	1.77	11-26-2018	50,000,000	49,994,063
Commonwealth Bank of Australia (3 Month LIBOR +0.13%) 144A±	1.85	4-13-2018	13,000,000	13,006,969
Commonwealth Bank of Australia (3 Month LIBOR +0.12%) 144A±	1.86	4-20-2018	8,000,000	8,004,676
Commonwealth Bank of Australia (1 Month LIBOR +0.32%) 144A±	1.88	3-16-2018	30,000,000	30,013,712
Commonwealth Bank of Australia (1 Month LIBOR +0.34%) 144A±	1.91	3-1-2018	22,000,000	22,007,464
DBS Bank Limited (3 Month LIBOR +0.13%) 144A±	1.86	7-17-2018	27,000,000	27,017,176
DZ Bank AG Deutsche Zentral-Ge 144A(z)	1.35	2-1-2018	55,000,000	55,000,000
Erste Abwicklungsanstalt 144A(z)	1.41	2-7-2018	35,000,000	34,991,542
Erste Bank der Oesterreichischen Sparkassen AG (1 Month LIBOR +0.19%) 144A±	1.74	10-12-2018	30,000,000	30,000,346
HSBC Bank plc (3 Month LIBOR +0.14%) 144A±	1.81	6-25-2018	19,000,000	19,014,460
Intercontinental Exchange 144A(z)	1.44	2-6-2018	59,000,000	58,988,200
Macquarie Bank Limited 144A(z)	1.63	3-6-2018	37,050,000	36,995,932
Massachusetts Mutual Life Insurance Company 144A(z)	1.60	2-6-2018	21,000,000	20,995,841
Massachusetts Mutual Life Insurance Company 144A(z)	1.60	2-13-2018	14,000,000	13,993,219
Mitsubishi UFJ Trust & Bank 144A(z)	1.75	4-6-2018	58,000,000	57,824,918
National Australia Bank Limited (1 Month LIBOR +0.16%) 144A±%%	1.82	8-1-2018	44,000,000	43,999,372
National Australia Bank Limited (1 Month LIBOR +0.18%) 144A±	1.74	9-13-2018	52,000,000	51,996,309
National Australia Bank Limited (1 Month LIBOR +0.20%) 144A±	1.77	10-29-2018	25,000,000	24,995,978
National Australia Bank Limited (1 Month LIBOR +0.35%) 144A±	1.91	3-6-2018	41,000,000	41,016,541
National Securities Clearing 144A(z)	1.41	2-1-2018	35,000,000	35,000,000
Nederlandse Waterschapsbank NV 144A(z)	1.47	2-6-2018	59,000,000	58,987,806
Nederlandse Waterschapsbank NV 144A(z)	1.52	2-8-2018	39,000,000	38,988,974
Nederlandse Waterschapsbank NV 144A(z)	1.54	2-16-2018	35,000,000	34,978,358
NRW Bank 144A(z)	1.50	2-5-2018	45,000,000	44,992,530
Ontario Teachers Finance Trust (1 Month LIBOR +0.14%) 144A±	1.70	4-3-2018	30,000,000	30,008,479
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.14%) 144A±	1.69	5-10-2018	50,000,000	50,008,842
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.15%) 144A±	1.71	6-7-2018	25,000,000	24,999,706
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.17%) 144A±	1.72	2-12-2018	16,000,000	16,001,419
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.25%) 144A±	1.80	1-10-2019	24,000,000	24,001,804
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.25%) 144A±	1.80	1-11-2019	40,000,000	40,002,985
PSP Capital Incorporated (3 Month LIBOR +0.08%) 144A±	1.47	5-4-2018	59,000,000	59,037,686
PSP Capital Incorporated (3 Month LIBOR +0.08%) 144A±	1.56	5-30-2018	34,000,000	34,016,657
Suncorp Group Limited 144A(z)	1.53	2-26-2018	40,000,000	39,953,306
UBS AG London (1 Month LIBOR +0.24%) 144A±	1.80	8-7-2018	56,000,000	56,006,895
Westpac Banking Corporation (1 Month LIBOR +0.18%) 144A±	1.74	8-16-2018	20,000,000	19,998,705
Westpac Banking Corporation (3 Month LIBOR +0.13%) 144A±	1.85	4-13-2018	27,000,000	27,014,899
Westpac Banking Corporation (1 Month LIBOR +0.32%) 144A±	1.88	3-15-2018	27,000,000	27,012,071
Westpac Banking Corporation (1 Month LIBOR +0.32%) 144A±	1.89	3-2-2018	30,000,000	30,010,240

				1,751,561,837

Other Commercial Paper: 4.16%
Army & Air Force Exchange Service 144A(z)##	1.36	2-1-2018	25,000,000	25,000,000
Baylor Scott & White Health (z)	1.50	2-2-2018	30,000,000	29,998,862
CNPC Finance Limited 144A(z)	1.75	2-6-2018	80,000,000	79,983,934
Erste Abwicklungsanstalt 144A(z)	1.53	2-13-2018	35,000,000	34,982,815

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018	Wells Fargo Heritage Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Other Commercial Paper (continued)
Toyota Motor Credit (1 Month LIBOR +0.20%) ±	1.76%	5-11-2018	$20,000,000	$20,007,343
Toyota Motor Finance (1 Month LIBOR +0.20%) ±	1.76	5-11-2018	15,000,000	15,005,508
Toyota Motor Finance (1 Month LIBOR +0.20%) ±	1.76	6-11-2018	20,000,000	20,006,010
Toyota Motor Finance (1 Month LIBOR +0.21%) ±	1.77	3-12-2018	43,000,000	43,013,165
Toyota Motor Finance (1 Month LIBOR +0.21%) ±	1.78	3-27-2018	22,000,000	22,008,191

				290,005,828

Total Commercial Paper (Cost $4,122,093,116)				4,122,420,511

Municipal Obligations: 12.33%

Colorado: 2.23%

Variable Rate Demand Notes ø: 2.23%
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB SPA)	1.65	10-1-2033	16,240,000	16,240,000
Colorado HFA MFHR Class II Series A-2 (Housing Revenue, FHLB SPA)	1.70	10-1-2033	485,000	485,000
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	1.55	5-1-2052	92,390,000	92,390,000
Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue)	1.68	1-1-2027	46,350,000	46,350,000

				155,465,000

Georgia: 0.70%

Variable Rate Demand Notes ø: 0.70%
Macon-Bibb County GA Industrial Authority Development Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	1.75	12-1-2022	5,000,000	5,000,000
Oglethorpe Power Corporation Tender Option Bond Trust Receipts/Certificates (Utilities Revenue, Societe Generale LOC, National Insured) 144A	1.65	1-1-2035	43,650,000	43,650,000

				48,650,000

Illinois: 0.25%

Variable Rate Demand Note ø: 0.25%
Illinois Housing Development Authority Series A-2 (Housing Revenue, HUD Insured, FHLB SPA)	1.62	7-1-2048	17,700,000	17,700,000

Louisiana: 0.15%

Variable Rate Demand Note ø: 0.15%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B-005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	1.61	2-1-2045	10,280,000	10,280,000

Minnesota: 0.08%

Variable Rate Demand Note ø: 0.08%
RBC Municipal Products Incorporated Trust Series E-69 (Housing Revenue, Royal Bank of Canada LOC) 144A	1.57	5-31-2018	5,680,200	5,680,200

Missouri: 0.08%

Variable Rate Demand Note ø: 0.08%
Bridgeton MO IDA Stolze Printing (Industrial Development Revenue, Carrollton Bank LOC)	1.55	12-1-2047	5,800,000	5,800,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Heritage Money Market Fund	Portfolio of investments—January 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

New York: 3.21%

Variable Rate Demand Notes ø: 3.21%
New York Dormitory Authority Personal Income Taxable Floaters Series XFT910 (Tax Revenue, Citibank NA LIQ) 144A	1.52%	3-15-2040	$12,000,000	$12,000,000
New York Dormitory Authority Secondary Issues Floater Series B-4 (Tax Revenue, Morgan Stanley Bank LIQ) 144A	1.61	3-15-2040	16,000,000	16,000,000
New York HFA 33 Bond Street Series A (Housing Revenue, Manufacturers & Traders LOC)	1.47	11-1-2049	13,000,000	13,000,000
New York HFA Manhattan West Residential Housing Project Series B-1 (Housing Revenue, Bank of China LOC)	1.65	11-1-2049	23,000,000	23,000,000
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	1.65	11-1-2049	37,250,000	37,250,000
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	1.75	11-1-2049	12,475,000	12,475,000
New York HFA Series A (Housing Revenue, Bank of China LOC)	1.65	11-1-2049	18,650,000	18,650,000
New York HFA 222 East 44th Street Series A (Housing Revenue, Bank of China LOC)	1.65	5-1-2050	31,355,000	31,355,000
New York Municipal Water Finance Authority Series T-30001-I (Water & Sewer Revenue, Citibank NA LIQ) 144A	1.52	6-15-2044	16,000,000	16,000,000
RBC Municipal Products Incorporated Trust Series E-51 Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	1.92	12-1-2019	44,000,000	44,000,000

				223,730,000

Ohio: 0.24%

Variable Rate Demand Note ø: 0.24%
Akron Student Housing Association LLC Tender Option Bond Trust Receipts/Certificates (Education Revenue, Societe Generale LOC, AGM Insured) 144A	1.65	3-15-2034	16,705,000	16,705,000

Other: 3.80%

Variable Rate Demand Notes ø: 3.80%
Buffalo Peak Apartments LLC MFHR Series A (Housing Revenue, FHLB LOC)	1.55	12-1-2055	11,400,000	11,400,000
FHLMC MFHR Series M004 Class A (Housing Revenue, FHLMC LIQ)	1.66	1-15-2042	41,062,988	41,062,988
FHLMC MFHR Series M011 Class A (Housing Revenue, FHLMC LIQ)	1.66	8-15-2021	430,000	430,000
Fortenbery Children 2017 Irrevocable Trust (Miscellaneous Revenue, FHLB LOC)	1.56	5-1-2037	12,275,000	12,275,000
Hallmark 75 Ontario LLC (Housing Revenue, FHLB LOC)	1.55	12-1-2056	10,100,000	10,100,000
Jets Stadium Development Bonds Series A-4B (Miscellaneous Revenue, Sumitomo Mitsui Banking Corporation LOC) 144A	1.58	4-1-2047	43,000,000	43,000,000
Providence Health & Services Series 12-E (Health Revenue, U.S. Bank NA LOC)	1.62	10-1-2042	62,545,000	62,545,000
SSAB AB Series A (Miscellaneous Revenue, DNB Banking LOC)	1.56	6-1-2035	13,000,000	13,000,000
Steadfast Crestvilla LLC Series A (Health Revenue, American AgCredit LOC)	1.55	2-1-2056	33,320,000	33,320,000
Steadfast Crestvilla LLC Series B (Health Revenue, U.S. Bank NA LOC)	1.55	2-1-2056	22,040,000	22,040,000
Sunroad Centrum Apartments 5 LP Series A (Housing Revenue, FHLB LOC)	1.55	8-1-2056	12,000,000	12,000,000
Sunroad Centrum Apartments 5 LP Series B (Housing Revenue, FHLB LOC)	1.55	8-1-2056	3,600,000	3,600,000

				264,772,988

Pennsylvania: 0.10%

Other Municipal Debt: 0.07%
University of Pittsburgh (Education Revenue)	1.55	2-1-2018	5,000,000	5,000,026

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018	Wells Fargo Heritage Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Note ø: 0.03%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	1.92%	12-1-2019	$2,000,000	$2,000,000

Rhode Island: 0.57%

Variable Rate Demand Note ø: 0.57%
Providence St. Joseph Health (Health Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company SPA)	1.52	10-1-2047	40,000,000	40,000,000

Tennessee: 0.92%

Variable Rate Demand Notes ø: 0.92%
Montgomery County TN Industrial Development Board Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC)	1.80	12-1-2024	35,000,000	35,000,000
Montgomery County TN Industrial Development Board Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC) 144A	1.80	12-1-2024	29,350,000	29,350,000

				64,350,000

Total Municipal Obligations (Cost $860,133,187)				860,133,214

Other Instruments: 1.54%
ASC Mercer Island LLC §øø	1.55	6-1-2057	6,000,000	6,000,000
Jefferson Stadium Park L Series A Secured §øø	1.55	2-1-2057	18,179,000	18,179,000
Jefferson Stadium Park L Series B Secured §øø	1.54	2-1-2057	6,350,000	6,350,000
La Mesa Senior Living LP Secured §øø	1.55	8-1-2057	9,525,000	9,525,000
La Mesa Senior Living LP Secured §øø	1.77	8-1-2057	7,855,000	7,855,000
Opus Group AB §øø	1.56	10-1-2032	25,000,000	25,000,000
ROC III CA Crossings Chino Hills Series A §øø	1.55	1-1-2057	19,840,000	19,840,000
ROC III CA Crossings Chino Hills Series B §øø	1.55	1-1-2057	14,560,000	14,560,000

Total Other Instruments (Cost $107,309,000)				107,309,000

Total investments in securities (Cost $7,028,199,170)	100.75%	7,028,704,697
Other assets and liabilities, net	(0.75)	(52,274,836)

Total net assets	100.00%	$6,976,429,861

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

%%	The security is issued on a when-issued basis.

##	All or a portion of this security is segregated for when-issued securities.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Heritage Money Market Fund	Statement of assets and liabilities—January 31, 2018

Assets
Investments in unaffiliated securities, at value (cost $7,028,199,170)	$7,028,704,697
Cash	16,583
Receivable for Fund shares sold	175
Receivable for interest	4,768,768
Prepaid expenses and other assets	11,806

Total assets	7,033,502,029

Liabilities
Payable for investments purchased	51,855,000
Dividends payable	1,180,730
Management fee payable	351,911
Administration fees payable	287,153
Payable for Fund shares redeemed	132,658
Trustees’ fees and expenses payable	2,491
Accrued expenses and other liabilities	3,262,225

Total liabilities	57,072,168

Total net assets	$6,976,429,861

NET ASSETS CONSIST OF
Paid-in capital	$6,976,276,887
Overdistributed net investment income	(352,553)
Net unrealized gains on investments	505,527

Total net assets	$6,976,429,861

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Administrator Class	$92,541,837
Shares outstanding – Administrator Class[1]	92,512,200
Net asset value per share – Administrator Class	$1.0003
Net assets – Institutional Class	$1,104,814,119
Shares outstanding – Institutional Class[1]	1,104,470,499
Net asset value per share – Institutional Class	$1.0003
Net assets – Select Class	$5,717,659,079
Shares outstanding – Select Class[1]	5,715,354,682
Net asset value per share – Select Class	$1.0004
Net assets – Service Class	$61,414,826
Shares outstanding – Service Class[1]	61,395,692
Net asset value per share – Service Class	$1.0003

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended January 31, 2018	Wells Fargo Heritage Money Market Fund	15

Investment income
Interest	$71,725,087

Expenses
Management fee	8,143,924
Administration fees
Administrator Class	84,336
Institutional Class	805,732
Select Class	1,730,012
Service Class	70,575
Shareholder servicing fees
Administrator Class	83,329
Service Class	138,019
Custody and accounting fees	1,201,712
Professional fees	63,221
Registration fees	580,529
Shareholder report expenses	78,318
Trustees’ fees and expenses	20,775
Other fees and expenses	607,174

Total expenses	13,607,656
Less: Fee waivers and/or expense reimbursements	(5,897,169)

Net expenses	7,710,487

Net investment income	64,014,600

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	63,872
Net change in unrealized gains (losses) on investments	116,211

Net realized and unrealized gains (losses) on investments	180,083

Net increase in net assets resulting from operations	$64,194,683

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Heritage Money Market Fund	Statement of changes in net assets

	Year ended January 31, 2018		Year ended January 31, 2017

Operations
Net investment income		$64,014,600		$105,303,303
Net realized gains on investments		63,872		86,447
Net change in unrealized gains (losses) on investments		116,211		389,316

Net increase in net assets resulting from operations		64,194,683		105,779,066

Distributions to shareholders from
Net investment income
Administrator Class		(808,895)		(526,144)
Institutional Class		(11,149,920)		(17,905,043)
Select Class		(51,559,917)		(86,260,247)
Service Class		(495,868)		(599,853)
Net realized gains
Administrator Class		(709)		0
Institutional Class		(10,041)		0
Select Class		(48,412)		0
Service Class		(465)		0

Total distributions to shareholders		(64,074,227)		(105,291,287)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	248,099,059	248,174,749	455,731,837	455,737,704
Institutional Class	5,717,291,116	5,719,078,095	29,504,670,500	29,504,977,813
Select Class	23,211,492,748	23,220,593,461	279,199,542,442	270,201,686,287
Service Class	187,716,630	187,774,196	10,449,618,132	10,449,635,008

		29,375,620,501		310,612,036,812

Reinvestment of distributions
Administrator Class	754,773	755,005	316,562	316,587
Institutional Class	8,776,998	8,779,616	5,832,711	5,832,989
Select Class	42,194,536	42,211,113	52,842,200	52,843,886
Service Class	394,767	394,887	147,805	147,820

		52,140,621		59,141,282

Payment for shares redeemed
Administrator Class	(238,910,906)	(238,984,011)	(631,620,593)	(631,627,902)
Institutional Class	(5,370,441,259)	(5,372,100,379)	(37,013,949,429)	(37,014,338,574)
Select Class	(20,923,225,004)	(20,931,345,992)	(313,085,833,381)	(304,088,354,729)
Service Class	(194,136,471)	(194,197,088)	(11,280,593,935)	(11,280,612,758)

		(26,736,627,470)		(353,014,933,963)

Net increase (decrease) in net assets resulting from capital share transactions		2,691,133,652		(42,343,755,869)

Total increase (decrease) in net assets		2,691,254,108		(42,343,268,090)

Net assets
Beginning of period		4,285,175,753		46,628,443,843

End of period		$6,976,429,861		$4,285,175,753

Overdistributed net investment income		$(352,553)		$(410,417)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Heritage Money Market Fund	17

(For a share outstanding throughout each period)

	Year ended January 31
ADMINISTRATOR CLASS	2018	2017	2016[1]	2015[1]	2014[1]
Net asset value, beginning of period	$1.0003	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0096	0.0028	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0000 [3]	0.0003	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.0096	0.0031	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0096)	(0.0028)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.0000)[3]	0.0000	0.00	0.00	0.00

Total distributions to shareholders	(0.0096)	(0.0028)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0003	$1.0003	$1.00	$1.00	$1.00
Total return	0.96%	0.31%	0.03%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.40%	0.35%	0.34%	0.34%	0.34%
Net expenses	0.32%	0.33%	0.25%	0.19%	0.20%
Net investment income	0.96%	0.24%	0.03%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$92,542	$82,591	$258,152	$312,748	$286,618

[1]	Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Heritage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
INSTITUTIONAL CLASS	2018	2017	2016[1]	2015[1]	2014[1]
Net asset value, beginning of period	$1.0003	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0108	0.0039	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0000 [3]	0.0005	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.0108	0.0044	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0108)	(0.0041)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.0000)[3]	0.0000	0.00	0.00	0.00

Total distributions to shareholders	(0.0108)	(0.0041)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0003	$1.0003	$1.00	$1.00	$1.00
Total return	1.09%	0.44%	0.08%	0.01%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.28%	0.23%	0.22%	0.22%	0.22%
Net expenses	0.20%	0.20%	0.20%	0.19%	0.19%
Net investment income	1.11%	0.36%	0.08%	0.01%	0.02%
Supplemental data
Net assets, end of period (000s omitted)	$1,104,814	$749,052	$8,252,614	$9,397,113	$10,473,476

[1]	Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Heritage Money Market Fund	19

(For a share outstanding throughout each period)

	Year ended January 31
SELECT CLASS	2018		2017	2016[1]	2015[1]	2014[1]
Net asset value, beginning of period	$1.0004		$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0116		0.0048	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0000	[3]	0.0004	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.0116		0.0052	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0116)		(0.0048)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.0000	) [3]	0.0000	0.00	0.00	0.00

Total distributions to shareholders	(0.0116)		(0.0048)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0004		$1.0004	$1.00	$1.00	$1.00
Total return	1.16%		0.52%	0.15%	0.07%	0.09%
Ratios to average net assets (annualized)
Gross expenses	0.24%		0.19%	0.18%	0.18%	0.18%
Net expenses	0.12%		0.13%	0.13%	0.13%	0.13%
Net investment income	1.19%		0.43%	0.16%	0.07%	0.08%
Supplemental data
Net assets, end of period (000s omitted)	$5,717,659		$3,386,093	$37,219,390	$35,247,440	$30,569,838

[1]	Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Heritage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
SERVICE CLASS	2018	2017	2016[1]	2015[1]	2014[1]
Net asset value, beginning of period	$1.0003	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0085	0.0016	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0000 [3]	0.0005	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.0085	0.0021	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0085)	(0.0018)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.0000)[3]	0.0000	0.00	0.00	0.00

Total distributions to shareholders	(0.0085)	(0.0018)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0003	$1.0003	$1.00	$1.00	$1.00
Total return	0.85%	0.21%	0.02%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.55%	0.52%	0.51%	0.50%	0.50%
Net expenses	0.43%	0.43%	0.27%	0.19%	0.20%
Net investment income	0.84%	0.13%	0.02%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$61,415	$67,439	$898,288	$1,124,475	$1,064,804

[1]	Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Heritage Money Market Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Heritage Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

22	Wells Fargo Heritage Money Market Fund	Notes to financial statements

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2018, the aggregate cost of all investments for federal income tax purposes was $7,028,199,170 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$577,581
Gross unrealized losses	(72,054)
Net unrealized gains	$505,527

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At January 31, 2018, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Overdistributed net investment income	Accumulated net realized gains on investments
$(53,619)	$57,864	$(4,245)

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements	Wells Fargo Heritage Money Market Fund	23

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Certificates of deposit	$0	$1,938,841,972	$0	$1,938,841,972

Asset-backed commercial paper	0	2,080,852,846	0	2,080,852,846

Financial company commercial paper	0	1,751,561,837	0	1,751,561,837

Other commercial paper	0	290,005,828	0	290,005,828

Other municipal debt	0	5,000,026	0	5,000,026

Variable rate demand notes	0	855,133,188	0	855,133,188
Other instruments	0	107,309,000	0	107,309,000
Total assets	$0	$7,028,704,697	$0	$7,028,704,697

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase. For the year ended January 31, 2018, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Funds Management has retained the services of a certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A. an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from WellsCap at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

24	Wells Fargo Heritage Money Market Fund	Notes to financial statements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.13% for Select Class shares, and 0.43% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the year ended January 31, 2018, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Administrator Class and Service Class of the Fund are charged a fee at an annual rate of 0.10% and 0.25%, respectively of their average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $64,074,227 and $105,291,287 of ordinary income for the years ended January 31, 2018 and January 31, 2017, respectively.

As of January 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains
$1,152,281	$505,527

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo Heritage Money Market Fund	25

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Wells Fargo Heritage Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, including the portfolio of investments, as of January 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2018, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies, however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.

Boston, Massachusetts

March 29, 2018

26	Wells Fargo Heritage Money Market Fund	Other information (unaudited)

TAX INFORMATION

For the fiscal year ended January 31, 2018, $39,215,273 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2018, $54,130 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Heritage Money Market Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo Heritage Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Heritage Money Market Fund	29

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

30	Wells Fargo Heritage Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309102 03-18 A304/AR304 01-18

Annual Report

January 31, 2018

Retail Money Market Funds

∎	Wells Fargo Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Money Market Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Globally, investing in stocks and bonds delivered favorable returns during the past 12 months.

Dear Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Money Market Fund for the 12-month period that ended January 31, 2018. Globally, investing in stocks and bonds delivered favorable returns during the past 12 months. U.S. and international stocks returned 26.41% and 29.68%, respectively, for the period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively. Within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 2.15% and the Bloomberg Barclays Municipal Bond Index4 returned 3.52% as interest rates rose.

Short-term interest rates as measured by Treasury bills—maturities ranging from 3 to 12 months—increased an average of 100 basis points (bps: 100 bps equal 1.00%) during the period. For comparison, during the period, rates for 10-year Treasury bonds increased only 27 bps and 30-year Treasury bond rates fell 10 basis points.

Globally, synchronized growth, low inflation, and accommodative monetary policies supported investing.

During the first half of 2017, stocks rallied globally. In the U.S., the Republican Party assumed control of the White House and both houses of Congress, promising business-friendly policies and regulations that favorably influenced investor sentiment. Hiring was strong and corporate profits increased. Internationally, stocks gained, especially in the emerging markets. Economic growth, improved corporate earnings, monetary policies supportive of businesses and equity investments, and a weaker U.S. dollar supported stocks.

In March 2017, the U.S. Federal Reserve (Fed) raised its target interest rate by 0.25% to a range of 0.75% to 1.00%. Following the rate increase, short-term bond yields in the U.S. rose. Longer-term Treasury yields were little changed because inflation indicators were restrained, leading to lower but positive performance for fixed income relative to equities. Municipal bond returns were positive, helped by strong demand and constrained new-issue supply. The Fed raised the target interest rate once again in June to a range of 1.00% to 1.25%. Ten-year U.S. Treasury yields declined, the yield curve flattened, and long-term bond prices benefited.

As global growth improved in the third quarter of 2017, investment markets advanced.

Globally, stocks moved higher during the third quarter of 2017 as they were subject to the same positive economic conditions that influenced the first half of the year: moderately accelerating global economic growth supported by improving corporate earnings as well as low inflation and interest rates. Brief episodes of geopolitical tensions, primarily associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding the new U.S. administration’s trade policies, did not discourage investing activity. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate.

Outside the U.S., stocks in international developed and emerging markets also benefited from improved economic growth. While advances in emerging markets equity valuations slowed compared with the pace of the first half of 2017, they continued an upward path. Central banks in Europe, Asia, and Japan maintained low-interest-rate policies that supported business growth and equity investing.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Money Market Fund	3

In the U.S., Fed officials announced in October plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets moved higher. Synchronous economic expansion worldwide continued with mild inflation and low volatility. Data released during the quarter reflected a healthy U.S. economy. Third-quarter economic output grew at a 3.2% annual rate. Increased hiring pushed the unemployment rate down to a 17-year low of 4.1%. Tax reform in the U.S. that passed as the year ended also encouraged increased spending among businesses and individuals. Signs of long-awaited wage growth appeared to emerge.

Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, accelerated trade growth, and the firming of prices for some of the commodities that are essential exports of many international economies.

October 2017 marked one year since regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for the short-term investment opportunities afforded them by money market funds.

In December 2017, the Fed raised the federal funds rate target to a range of 1.25% to 1.50%. The Fed also began reducing its bond portfolio. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of January 31, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STGXX)	7-1-1992	–	–	–	0.64	0.14	0.28	0.83	0.65
Class C*	6-30-2010	(0.96)	0.02	0.13	0.04	0.02	0.13	1.58	1.40
Premier Class (WMPXX)	3-31-2016	–	–	–	1.09	0.29	0.35	0.44	0.20
Service Class (WMOXX)	6-30-2010	–	–	–	0.79	0.19	0.31	0.73	0.50

Yield summary (%) as of January 31, 20183

	Class A	Class C*	Premier Class	Service Class
7-day current yield	1.02	0.26	1.46	1.16
7-day compound yield	1.02	0.26	1.47	1.17
30-day simple yield	1.00	0.24	1.44	1.14
30-day compound yield	1.00	0.24	1.45	1.15
*	Class C shares are available only to shareholders making an exchange out of Class C shares of another mutual fund within the Wells Fargo family of funds.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Class A shares, Premier Class shares, and Service Class shares are sold without a front-end sales charge or contingent deferred sales charge. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period.

For retail money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Money Market Fund	5

Portfolio composition as of January 31, 2018[4]

Effective maturity distribution as of January 31, 2018[4]

Weighted average maturity as of January 31, 2018[5]
15 days

Weighted average life as of January 31, 2018[6]
39 days

[1]	Historical performance shown for Class C shares prior to their inception reflects the performance of the former Class B shares. Historical performance shown for Premier Class shares prior to their inception effects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns for Premier Class shares would be higher. Historical performance shown for Service Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns for Service Class shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31 ,2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 0.82%, 0.06%, 1.20%, and 0.91% for Class A, Class C, Premier Class, and Service Class, respectively. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Money Market Fund	Performance highlights (unaudited)

MANAGERS’ DISCUSSION

Two themes dominated the Fund’s reporting period which ended January 31, 2018: rate movements by the U.S. Federal Reserve (Fed) and asset growth in the prime sector. As opposed to the previous eight years of near-zero rates and only one tightening, we saw great changes in 2017. The economy seemed to be firing on most cylinders. Jobs and gross domestic product (after the first quarter) were accelerating at a reasonable rate. Even inflation, as evidenced by the Consumer Price Index, which had struggled to get close to the 2% Fed target, was at or above 2% for the first part of the year. At the end of 2016, the Fed’s Summary of Economic Projections, known as dot plots, were predicting three 25-basis-point (bp; 100 bps equal 1.00%) rate hikes in 2017, though the market itself was only pricing in two. While market expectations of a March tightening were only 35% several weeks prior to that Federal Open Market Committee (FOMC) meeting, at the end of February and the beginning of March, Fed Bank of New York President Dudley and Fed Chair Yellen gave speeches indicating an interest-rate increase would be appropriate, turning market expectations around on a dime and fully pricing in a rate hike for March. And as expected, the FOMC delivered a 25-bp rate hike at that meeting and continued delivering—with two additional 25-bp tightenings in June and December. The FOMC ended the reporting period with its target rate at a range of 1.25% to 1.50% and expectations of three to four 25-bp rate hikes in 2018.

As the FOMC embarked on its tightening campaign, the impacts to the London Interbank Offered Rate (LIBOR) and commercial paper rates were not directly proportional after the first two Fed moves as market participants hesitated to embrace the fact that the Fed was finally beginning to remove policy accommodation in 2017. From mid-February to a week after the March rate hike, three-month LIBOR increased only 12 bps. From mid-May to a week after the June hike, three-month LIBOR was up 11 bps. However, by December, with the Fed several months into normalizing its balance sheet and announcements from other central banks that they, too, would start the process of normalization by raising rates and reducing their balance sheets, the Fed move elicited a nearly one-for-one shift in rates. From mid-November to a week after the December hike, three-month LIBOR increased 24 bps and ended the reporting period at 1.78%, or 28 bps over the upper band of the overnight federal funds rate target. Another way to observe this phenomenon is the flattening of the Treasury yield curve; the spread between the 2-year and 10-year U.S. Treasury notes is continuing to collapse, led by rising 2-year yields as markets embrace the prospect of higher target rates in the year ahead. The minimal reaction of 10-year note yields could indicate that inflation fears remain muted and could remain lower for longer.

For prime money market funds, assets under management (AUM) began the period at roughly $380 billion and finished January 2018 at $586 billion. With relatively stable net asset values (NAVs) and an attractive yield pickup over government funds, investors seem to be re-examining the benefits of prime funds. Our prime funds’ holdings had a weighted average life (WAL) of about 32 days at the end of January 2017 and the WALs increased to roughly 55 days by the end of January 2018. In the post-reform environment, we have continued to manage our prime funds with the same conservative discipline as before reforms, adhering to a philosophy of constructing a diversified portfolio of high quality, liquid assets to meet our clients’ liquidity needs, while offering an attractive risk-adjusted yield. But as AUM stabilized after reform and started increasing in 2017, we were able to opportunistically reposition a portion of our portfolios in floating-rate securities and longer-dated fixed-rate securities to take advantage of the positive-sloping short end of the yield curve. This positioning allowed our prime funds to maintain a significant yield pickup over respective government funds and a high degree of interest rate sensitivity.

Strategic outlook

The FOMC has executed four rate hikes since reform implementation and expectations of multiple future rate increases are firmly in place for 2018. Despite those moves and expectations of more, the prime funds’ floating NAVs have experienced minimal variation. We believe that our investment strategy—emphasizing highly liquid portfolios, relatively short weighted average maturities, and a position in securities that reset frequently—will allow us to capture future FOMC rate moves with minimal NAV pricing pressures.

Please see footnotes on page 5.

Fund expenses (unaudited)	Wells Fargo Money Market Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2017 to January 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In additon, if these transactional costs were included, your cost would have been higher.

	Beginning account value 8-1-2017	Ending account value 1-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,004.05	$3.29	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	$3.32	0.65%
Class C
Actual	$1,000.00	$1,000.34	$6.97	1.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.24	$7.03	1.38%
Premier Class
Actual	$1,000.00	$1,006.28	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Service Class
Actual	$1,000.00	$1,004.78	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.56	0.50%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Money Market Fund	Portfolio of investments—January 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 24.43%
Abbey National Treasury Services	1.34%	2-1-2018	$5,000,000	$5,000,000
Abbey National Treasury Services	1.70	3-22-2018	1,000,000	1,000,000
Abbey National Treasury Services (1 Month LIBOR +0.18%) ±	1.74	5-15-2018	2,000,000	2,000,000
ABN AMRO Bank NV (z)	1.55	2-6-2018	2,000,000	1,999,571
Bank of Montreal	1.66	2-16-2018	3,000,000	3,000,000
Bank of Nova Scotia (1 Month LIBOR +0.15%) ±	1.71	3-20-2018	5,000,000	5,000,000
Bank of Tokyo-Mitsubishi LLC	1.80	5-2-2018	3,000,000	3,000,000
Barclays Bank plc (1 Month LIBOR +0.50%) ±	2.06	4-3-2018	1,000,000	1,000,000
China Construction Bank Corporation (1 Month LIBOR +0.25%) ±	1.81	7-20-2018	7,000,000	7,000,000
Citibank	1.50	2-20-2018	7,000,000	6,999,912
HSBC Bank plc	1.36	2-1-2018	8,000,000	8,000,000
HSBC Bank plc (3 Month LIBOR +0.15%) ±	1.56	5-11-2018	3,000,000	3,000,000
KBC Bank	1.44	2-7-2018	8,000,000	8,000,000
Mitsubishi UFJ Trust & Banking Corporation (1 Month LIBOR +0.20%) ±	1.76	4-13-2018	3,000,000	3,000,000
Mizuho Bank Limited (1 Month LIBOR +0.20%) ±	1.75	4-10-2018	5,000,000	5,000,000
Mizuho Bank Limited (1 Month LIBOR +0.20%) ±	1.75	5-9-2018	2,000,000	2,000,000
National Bank of Kuwait	1.36	2-1-2018	11,625,000	11,625,000
NBAD Americas NV	1.38	2-1-2018	12,000,000	12,000,000
Norinchukin Bank (1 Month LIBOR +0.17%) ±	1.73	3-7-2018	2,000,000	2,000,004
Norinchukin Bank (1 Month LIBOR +0.20%) ±	1.75	7-11-2018	4,000,000	4,000,000
Oversea Chinese Banking Corporation	1.50	2-20-2018	3,150,000	3,149,827
Sumitomo Mitsui Trust	1.60	2-13-2018	4,000,000	4,000,011
Sumitomo Mitsui Trust (1 Month LIBOR +0.17%) ±	1.73	2-21-2018	4,000,000	4,000,000
Sumitomo Mitsui Trust (1 Month LIBOR +0.20%) ±	1.77	6-1-2018	4,000,000	4,000,000
Svenska Handelsbanken (1 Month LIBOR +0.16%) ±	1.72	9-6-2018	2,000,000	2,000,000
Toronto Dominion Bank (1 Month LIBOR +0.20%) ±	1.75	8-10-2018	2,000,000	2,000,000
Toronto Dominion Bank (1 Month LIBOR +0.23%) ±	1.79	12-6-2018	2,000,000	2,000,000
Toronto Dominion Bank (1 Month LIBOR +0.34%) ±	1.90	3-5-2018	2,000,000	2,000,000

Total Certificates of Deposit (Cost $117,774,325)				117,774,325

Commercial Paper: 54.62%

Asset-Backed Commercial Paper: 26.84%
Alpine Securitization Limited (1 Month LIBOR +0.25%) 144A±	1.81	4-10-2018	9,000,000	9,000,000
Anglesea Funding LLC (1 Month LIBOR +0.18%) 144A±	1.74	6-1-2018	3,000,000	3,000,000
Anglesea Funding LLC (1 Month LIBOR +0.18%) 144A±	1.75	5-25-2018	5,000,000	5,000,000
Antalis SA 144A(z)	1.81	4-4-2018	5,000,000	4,984,500
Barton Capital Corporation 144A(z)	1.60	2-16-2018	2,000,000	1,998,667
Bedford Row Funding Corporation (3 Month LIBOR +0.14%) 144A±	1.62	5-31-2018	5,000,000	5,000,000
Cancara Asset Security Limited (z)	1.55	2-26-2018	3,000,000	2,996,792
Cedar Spring Capital Company 144A(z)	1.52	2-7-2018	1,000,000	999,748
Cedar Spring Capital Company 144A(z)	1.63	2-9-2018	1,000,000	999,638
Charta LLC 144A(z)	1.54	2-16-2018	3,500,000	3,497,754
Chesham Finance Limited 144A(z)	1.48	2-1-2018	8,000,000	8,000,000
Chesham Finance Limited 144A(z)	1.86	3-19-2018	4,000,000	3,990,544
Collateralized Commercial Paper II Company LLC (1 Month LIBOR +0.19%) 144A±	1.75	2-26-2018	4,000,000	4,000,363
Crown Point Capital Company LLC (1 Month LIBOR +0.20%) 144A±	1.76	7-24-2018	8,000,000	8,000,000
Fairway Finance Corporation 144A(z)	1.61	3-7-2018	2,000,000	1,996,978
Gotham Funding Corporation 144A(z)	1.65	3-9-2018	1,000,000	998,350
Institutional Secured Funding LLC 144A(z)	1.55	2-1-2018	3,000,000	3,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018	Wells Fargo Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Institutional Secured Funding LLC 144A(z)	1.55%	2-6-2018	$8,000,000	$7,998,278
Kells Funding LLC 144A(z)	1.41	2-5-2018	3,000,000	2,999,533
Kells Funding LLC 144A(z)	1.72	4-10-2018	2,000,000	1,993,540
Lexington Parker Capital Company LLC 144A(z)	1.55	2-2-2018	8,000,000	7,999,656
Liberty Funding LLC 144A(z)	1.42	2-1-2018	2,000,000	2,000,000
Liberty Funding LLC 144A(z)	1.65	3-21-2018	8,000,000	7,982,400
LMA Americas LLC 144A(z)	1.60	2-15-2018	2,000,000	1,998,756
Manhattan Asset Funding Company LLC 144A(z)	1.60	2-9-2018	5,000,000	4,998,222
Matchpoint Finance plc 144A(z)	1.45	2-1-2018	7,000,000	7,000,000
Mountcliff Funding LLC 144A(z)	1.48	2-1-2018	4,000,000	4,000,000
Mountcliff Funding LLC (1 Month LIBOR +0.23%) 144A±	1.80	3-28-2018	3,000,000	3,000,000
Regency Markets No. 1 LLC 144A(z)	1.54	2-8-2018	2,000,000	1,999,401
Versailles Commercial Paper LLC (1 Month LIBOR +0.18%) 144A±	1.74	4-26-2018	5,000,000	5,000,000
White Plains Capital 144A(z)	1.86	3-13-2018	1,000,000	997,944
White Plains Capital 144A(z)	1.91	4-3-2018	2,000,000	1,993,561

				129,424,625

Financial Company Commercial Paper: 24.46%
Australia & New Zealand Banking Group (1 Month LIBOR +0.17%) 144A±	1.73	8-14-2018	2,000,000	2,000,000
Banco de Credito e Inversiones 144A(z)	1.65	2-1-2018	2,000,000	2,000,000
Banco de Credito e Inversiones 144A(z)	1.65	2-2-2018	5,000,000	4,999,771
Banco de Credito e Inversiones 144A(z)	1.65	2-9-2018	2,000,000	1,999,267
Banco de Credito e Inversiones 144A(z)	1.65	2-13-2018	1,000,000	999,450
Banco Santander Chile 144A(z)	1.65	2-5-2018	1,000,000	999,817
Bank of Nova Scotia (3 Month LIBOR +0.14%) 144A±	1.84	4-11-2018	3,000,000	3,000,000
Barclays Bank plc 144A(z)	1.84	4-6-2018	1,000,000	996,747
Commonwealth Bank of Australia (1 Month LIBOR +0.16%) 144A±	1.73	7-30-2018	2,000,000	2,000,000
Commonwealth Bank of Australia (3 Month LIBOR +0.13%) 144A±	1.85	4-13-2018	2,000,000	2,000,000
Commonwealth Bank of Australia (3 Month LIBOR +0.12%) 144A±	1.86	4-20-2018	4,000,000	4,000,336
Commonwealth Bank of Australia (1 Month LIBOR +0.32%) 144A±	1.88	3-16-2018	2,000,000	2,000,000
Commonwealth Bank of Australia (1 Month LIBOR +0.34%) 144A±	1.91	3-1-2018	2,000,000	2,000,000
DBS Bank Limited (3 Month LIBOR +0.13%) 144A±	1.86	7-17-2018	3,000,000	3,000,000
DZ Bank AG Deutsche Zentral-Ge 144A(z)	1.35	2-1-2018	7,000,000	7,000,000
Intercontinental Exchange 144A(z)	1.44	2-6-2018	8,000,000	7,998,400
Macquarie Bank Limited 144A(z)	1.63	3-6-2018	1,000,000	998,515
Massachusetts Mutual Life Insurance Company 144A(z)	1.60	2-13-2018	4,000,000	3,997,867
Mitsubishi UFJ Trust & Bank 144A(z)	1.75	4-6-2018	4,000,000	3,987,627
National Australia Bank Limited (1 Month LIBOR +0.16%) 144A±	1.72	8-1-2018	1,000,000	1,000,000
National Australia Bank Limited (1 Month LIBOR +0.18%) 144A±	1.74	9-13-2018	4,000,000	4,000,000
National Australia Bank Limited (1 Month LIBOR +0.35%) 144A±	1.91	3-6-2018	4,000,000	4,000,000
Nederlandse Waterschapsbank NV 144A(z)	1.47	2-6-2018	8,000,000	7,998,367
Nederlandse Waterschapsbank NV 144A(z)	1.52	2-8-2018	4,000,000	3,998,818
Nederlandse Waterschapsbank NV 144A(z)	1.54	2-16-2018	4,000,000	3,997,442
NRW Bank 144A(z)	1.50	2-5-2018	5,000,000	4,999,167
Ontario Teachers Finance Trust (1 Month LIBOR +0.14%) 144A±	1.70	4-3-2018	3,000,000	3,000,000
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.17%) 144A±	1.72	2-12-2018	2,000,000	2,000,012
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.25%) 144A±	1.80	1-10-2019	2,000,000	1,999,849
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.25%) 144A±	1.80	1-11-2019	2,000,000	2,000,000
PSP Capital Incorporated (3 Month LIBOR +0.08%) 144A±	1.47	5-4-2018	6,000,000	6,000,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Money Market Fund	Portfolio of investments—January 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
PSP Capital Incorporated (3 Month LIBOR +0.08%) 144A±	1.56%	5-30-2018	$3,000,000	$3,000,000
UBS AG (1 Month LIBOR +0.24%) 144A±	1.80	8-7-2018	4,000,000	4,000,000
Westpac Banking Corporation (1 Month LIBOR +0.18%) 144A±	1.74	8-16-2018	1,000,000	1,000,000
Westpac Banking Corporation (3 Month LIBOR +0.13%) 144A±	1.85	4-13-2018	4,000,000	4,000,000
Westpac Banking Corporation (1 Month LIBOR +0.32%) 144A±	1.88	3-15-2018	2,000,000	2,000,000
Westpac Banking Corporation (1 Month LIBOR +0.32%) 144A±	1.89	3-2-2018	3,000,000	3,000,000

				117,971,452

Other Commercial Paper: 3.32%
Baylor Scott And White Health (z)	1.50	2-2-2018	3,000,000	2,999,875
CNPC Finance Limited 144A(z)	1.75	2-6-2018	5,000,000	4,998,782
Toyota Motor Credit (1 Month LIBOR +0.20%) ±	1.76	5-11-2018	2,000,000	2,000,000
Toyota Motor Credit (1 Month LIBOR +0.21%) ±	1.77	3-12-2018	5,000,000	5,000,000
Toyota Motor Credit (1 Month LIBOR +0.21%) ±	1.78	3-27-2018	1,000,000	1,000,000

				15,998,657

Total Commercial Paper (Cost $263,394,734)				263,394,734

Municipal Obligations: 16.36%

Colorado: 1.96%

Variable Rate Demand Notes ø: 1.96%
Colorado HFA MFHR Class II Series A-2 (Housing Revenue, FHLB SPA)	1.70	10-1-2033	500,000	500,000
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	1.55	5-1-2052	3,955,000	3,955,000
Colorado Tender Option Bond Trust Receipts/Certificates Series 2017- TPG007 (Health Revenue, Bank of America NA LIQ) 144A	2.10	10-29-2027	5,000,000	5,000,000

				9,455,000

Georgia: 2.02%

Variable Rate Demand Notes ø: 2.02%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	1.75	10-1-2039	4,715,000	4,715,000
Macon-Bibb County GA Industrial Authority Development Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	1.75	12-1-2022	5,000,000	5,000,000

				9,715,000

Louisiana: 0.41%

Variable Rate Demand Note ø: 0.41%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	1.61	2-1-2045	2,000,000	2,000,000

Nebraska: 0.97%

Variable Rate Demand Note ø: 0.97%
Nebraska Tender Option Bond Trust Receipts/Certificates Omaha Packaging Facilities Corporation Series SGT13 (Miscellaneous Revenue, Societe Generale LIQ) 144A	1.65	3-1-2033	4,700,000	4,700,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018	Wells Fargo Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

New York: 2.90%

Variable Rate Demand Notes ø: 2.90%
New York HFA Manhattan West Residential Project Series B-2 (Housing Revenue, Bank of China LOC)	1.75%	11-1-2049	$10,000,000	$10,000,000
RBC Municipal Products Incorporated Trust Series E-51 Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	1.92	12-1-2019	4,000,000	4,000,000

				14,000,000

Oregon: 1.04%

Variable Rate Demand Note ø: 1.04%
Tender Option Bond Trust Receipts/Certificates (Miscellaneous Revenue, Bank of America NA LIQ) 144A	1.75	5-1-2035	5,000,000	5,000,000

Other: 4.99%

Variable Rate Demand Notes ø: 4.99%
Buffalo Peak Apartments LLC MFHR Series A (Housing Revenue, FHLB LOC)	1.55	12-1-2055	1,100,000	1,100,000
Jets Stadium Development Bonds Series A-4B (Miscellaneous Revenue, Sumitomo Mitsui Banking Corporation LOC) 144A	1.58	4-1-2047	7,000,000	7,000,000
Providence Health & Services Series 12-E (Health Revenue, U.S. Bank NA LOC)	1.62	10-1-2042	7,700,000	7,700,000
SSAB AB Series A (Miscellaneous Revenue, DNB Banking ASA LOC)	1.56	6-1-2035	1,000,000	1,000,000
Steadfast Crestvilla LLC Series A (Health Revenue, American AgCredit LOC)	1.55	2-1-2056	4,240,000	4,240,000
Steadfast Crestvilla LLC Series B (Health Revenue, U.S. Bank NA LOC)	1.55	2-1-2056	3,000,000	3,000,000

				24,040,000

Pennsylvania: 0.41%

Variable Rate Demand Note ø: 0.41%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	1.92	12-1-2019	2,000,000	2,000,000

Rhode Island: 0.62%

Variable Rate Demand Note ø: 0.62%
Providence RI St. Joseph Health (Health Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company SPA)	1.52	10-1-2047	3,000,000	3,000,000

Tennessee: 1.04%

Variable Rate Demand Note ø: 1.04%
Montgomery County TN Industrial Development Board Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC)	1.80	12-1-2024	5,000,000	5,000,000

Total Municipal Obligations (Cost $78,910,000)				78,910,000

Repurchase Agreements: 4.77%
GX Clarke & Company, dated 1-31-2018, maturity value $23,000,926 ^^	1.45	2-1-2018	23,000,000	23,000,000

Total Repurchase Agreements (Cost $23,000,000)				23,000,000

Total investments in securities (Cost $483,079,059)	100.18%	483,079,059
Other assets and liabilities, net	(0.18)	(889,283)

Total net assets	100.00%	$482,189,776

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Money Market Fund	Portfolio of investments—January 31, 2018

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by U.S. government securities, 0.00% to 10.00%, 2-15-2018 to 2-1-2057, fair value including accrued interest is $23,670,142.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2018	Wells Fargo Money Market Fund	13

Assets
Investments in unaffiliated securities, at amortized cost	$483,079,059
Cash	30,503
Receivable for Fund shares sold	557,875
Receivable for interest	400,577
Prepaid expenses and other assets	209,977

Total assets	484,277,991

Liabilities
Payable for investments purchased	1,000,000
Payable for Fund shares redeemed	586,809
Shareholder report expense payable	131,701
Administration fees payable	89,644
Management fee payable	62,477
Dividends payable	29,593
Distribution fees payable	5,263
Trustees’ fees and expenses payable	2,125
Accrued expenses and other liabilities	180,603

Total liabilities	2,088,215

Total net assets	$482,189,776

NET ASSETS CONSIST OF
Paid-in capital	$482,920,925
Overdistributed net investment income	(355,511)
Accumulated net realized losses on investments	(375,638)

Total net assets	$482,189,776

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$462,416,041
Shares outstanding – Class A1	462,100,634
Net asset value per share – Class A	$1.00
Net assets – Class C	$7,762,628
Shares outstanding – Class C1	7,757,291
Net asset value per share – Class C	$1.00
Net assets – Premier Class	$100,986
Shares outstanding – Premier Class[1]	100,917
Net asset value per share – Premier Class	$1.00
Net assets – Service Class	$11,910,121
Shares outstanding – Service Class[1]	11,901,997
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Money Market Fund	Statement of operations—year ended January 31, 2018

Investment income
Interest	$6,715,795

Expenses
Management fee	1,835,753
Administration fees
Class A	1,096,650
Class B	84	[1]
Class C	21,651
Premier Class	81
Service Class	19,250
Shareholder servicing fees
Class A	1,246,194
Class B	96	[1]
Class C	24,604
Service Class	40,104
Distribution fees
Class B	287	[1]
Class C	73,812
Custody and accounting fees	35,538
Professional fees	50,877
Registration fees	10,453
Shareholder report expenses	5,548
Trustees’ fees and expenses	20,248
Other fees and expenses	9,399

Total expenses	4,490,629
Less: Fee waivers and/or expense reimbursements	(1,049,035)

Net expenses	3,441,594

Net investment income	3,274,201

Net realized gains on investments	33,646

Net increase in net assets resulting from operations	$3,307,847

[1]	For the period from February 1, 2017 to July 5, 2017. Effective at the close of business on July 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Money Market Fund	15

	Year ended January 31, 2018		Year ended January 31, 2017

Operations
Net investment income		$3,274,201			$440,447
Net realized gains on investments		33,646			5,152

Net increase in net assets resulting from operations		3,307,847			445,599

Distributions to shareholders from
Net investment income
Class A		(3,150,526)			(321,952)
Class B		(4)[1]			(79)
Class C		(3,401)			(1,378)
Daily Class		N/A			(48,461)[2]
Premier Class		(1,098)			(359)[3]
Service Class		(119,172)			(58,081)

Total distributions to shareholders		(3,274,201)			(430,310)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	106,393,075	106,393,075	847,102,026		847,102,026
Class B	0 [1]	0 [1]	12,747		12,747
Class C	3,338,043	3,338,043	7,193,960		7,193,960
Daily Class	N/A	N/A	2,109,837,809	[2]	2,109,837,809 [2]
Premier Class	6,501	6,501	100,000	[3]	100,000 [3]
Service Class	4,295,757	4,295,757	303,011,729		303,011,729

		114,033,376			3,267,258,271

Reinvestment of distributions
Class A	3,062,652	3,062,652	294,442		294,442
Class B	4 [1]	4 [1]	75		75
Class C	3,322	3,322	1,293		1,293
Daily Class	N/A	N/A	28,154	[2]	28,154 [2]
Premier Class	564	564	359	[3]	359 [3]
Service Class	110,385	110,385	36,456		36,456

		3,176,927			360,779

Payment for shares redeemed
Class A	(187,066,557)	(187,066,557)	(1,513,320,693)		(1,513,320,693)
Class B	(195,599)[1]	(195,599)[1]	(1,097,796)		(1,097,796)
Class C	(8,870,153)	(8,870,153)	(10,525,482)		(10,525,482)
Daily Class	N/A	N/A	(3,361,722,860)[2]		(3,361,722,860)[2]
Premier Class	(6,507)	(6,507)	0	[3]	0 [3]
Service Class	(14,094,565)	(14,094,565)	(555,677,111)		(555,677,111)

		(210,233,381)			(5,442,343,942)

Net decrease in net assets resulting from capital share transactions		(93,023,078)			(2,174,724,892)

Total decrease in net assets		(92,989,432)			(2,174,709,603)

Net assets
Beginning of period		575,179,208			2,749,888,811

End of period		$482,189,776			$575,179,208

Overdistributed net investment income		$(355,511)			$(357,463)

[1]	For the period from February 1, 2017 to July 5, 2017. Effective at the close of business on July 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

[2]	For the period from February 1, 2016 to August 31, 2016. Effective at the close of business on August 31, 2016, Daily Class was liquidated and all outstanding shares were automatically redeemed. Effective September 1, 2016, Daily Class shares are no longer offered by the Fund.

[3]	For the period from March 31, 2016 (commencement of class operations) to January 31, 2017

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
CLASS A	2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.64%	0.05%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.83%	0.82%	0.83%	0.82%
Net expenses	0.65%	0.55%	0.29%	0.19%	0.22%
Net investment income	0.63%	0.03%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$462,416	$539,989	$1,205,785	$876,562	$1,468,645

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Money Market Fund	17

(For a share outstanding throughout each period)

	Year ended January 31
CLASS C	2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.04%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.60%	1.58%	1.57%	1.58%	1.57%
Net expenses	1.23%	0.60%	0.29%	0.19%	0.22%
Net investment income	0.03%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$7,763	$13,293	$16,617	$13,628	$16,270

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
PREMIER CLASS	2018	2017[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.01	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]

Total from investment operations	0.01	0.00 [2]
Distributions to shareholders from
Net investment income	(0.01)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	1.09%	0.36%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.45%
Net expenses	0.20%	0.20%
Net investment income	1.08%	0.43%
Supplemental data
Net assets, end of period (000s omitted)	$101	$100

[1]	For the period from March 31, 2016 (commencement of class operations) to January 31, 2017

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Money Market Fund	19

(For a share outstanding throughout each period)

	Year ended January 31
SERVICE CLASS	2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.79%	0.11%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.72%	0.72%	0.73%	0.72%
Net expenses	0.50%	0.50%	0.28%	0.19%	0.22%
Net investment income	0.74%	0.05%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$11,910	$21,602	$274,245	$281,157	$334,659

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Money Market Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Money Market Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on July 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through July 5, 2017.

Effective at the close of business on August 31, 2016, Daily Class shares were liquidated and are no longer offered by the Fund. Information for Daily Class shares reflected in the financial statements represent activity through August 31, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Notes to financial statements	Wells Fargo Money Market Fund	21

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2018, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At January 31, 2018, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Overdistributed net investment income	Accumulated net realized losses on investments
$(959)	$1,952	$(993)

As of January 31, 2018, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $375,638 expiring in 2019.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

22	Wells Fargo Money Market Fund	Notes to financial statements

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Certificates of deposit	$0	$117,774,325	$0	$117,774,325

Commercial paper	0	263,394,734	0	263,394,734

Municipal obligations	0	78,910,000	0	78,910,000

Repurchase agreements	0	23,000,000	0	23,000,000
Total assets	$0	$483,079,059	$0	$483,079,059

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.23% as the average daily net assets of the Fund increase. For the year ended January 31, 2018, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from WellsCap at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the Fund increase.

Notes to financial statements	Wells Fargo Money Market Fund	23

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.22%
Premier Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 1.40% for Class C shares, 0.20% for Premier Class shares, and 0.50% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the year ended January 31, 2018, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. No contingent deferred sales charges were incurred by Class B and Class C shares for the year ended January 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Service Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $3,274,201 and $430,310 of ordinary income for the years ended January 31, 2018 and January 31, 2017, respectively.

As of January 31, 2018, distributable earnings on a tax basis consisted of $375,638 in capital loss carryforward.

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Money Market Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Wells Fargo Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, including the portfolio of investments, as of January 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2018, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies, however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.

Boston, Massachusetts

March 29, 2018

Other information (unaudited)	Wells Fargo Money Market Fund	25

TAX INFORMATION

For the fiscal year ended January 31, 2018, $2,160,151 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Money Market Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

28	Wells Fargo Money Market Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Money Market Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309106 03-18 A306/AR306 01-18

Annual Report

January 31, 2018

Institutional Money Market Funds

∎	Wells Fargo Municipal Cash Management Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Municipal Cash Management Money Market Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Globally, investing in stocks and bonds delivered favorable returns during the past 12 months.

Dear Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Municipal Cash Management Money Market Fund for the 12-month period that ended January 31, 2018. Globally, investing in stocks and bonds delivered favorable returns during the past 12 months. U.S. and international stocks returned 26.41% and 29.68%, respectively, for the period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively. Within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 2.15% and the Bloomberg Barclays Municipal Bond Index4 returned 3.52% as interest rates rose.

Short-term interest rates as measured by Treasury bills—maturities ranging from 3 to 12 months—increased an average of 100 basis points (bps: 100 bps equal 1.00%) during the period. For comparison, during the period, rates for 10-year Treasury bonds increased only 27 bps and 30-year Treasury bond rates fell 10 basis points.

Globally, synchronized growth, low inflation, and accommodative monetary policies supported investing.

During the first half of 2017, stocks rallied globally. In the U.S., the Republican Party assumed control of the White House and both houses of Congress, promising business-friendly policies and regulations that favorably influenced investor sentiment. Hiring was strong and corporate profits increased. Internationally, stocks gained, especially in the emerging markets. Economic growth, improved corporate earnings, monetary policies supportive of businesses and equity investments, and a weaker U.S. dollar supported stocks.

In March 2017, the U.S. Federal Reserve (Fed) raised its target interest rate by 0.25% to a range of 0.75% to 1.00%. Following the rate increase, short-term bond yields in the U.S. rose. Longer-term Treasury yields were little changed because inflation indicators were restrained, leading to lower but positive performance for fixed income relative to equities. Municipal bond returns were positive, helped by strong demand and constrained new-issue supply. The Fed raised the target interest rate once again in June to a range of 1.00% to 1.25%. Ten-year U.S. Treasury yields declined, the yield curve flattened, and long-term bond prices benefited.

As global growth improved in the third quarter of 2017, investment markets advanced.

Globally, stocks moved higher during the third quarter of 2017 as they were subject to the same positive economic conditions that influenced the first half of the year: moderately accelerating global economic growth supported by improving corporate earnings as well as low inflation and interest rates. Brief episodes of geopolitical tensions, primarily associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding the new U.S. administration’s trade policies, did not discourage investing activity. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate.

Outside the U.S., stocks in international developed and emerging markets also benefited from improved economic growth. While advances in emerging markets equity valuations slowed compared with the pace of the first half of 2017, they continued an upward path. Central banks in Europe, Asia, and Japan maintained low-interest-rate policies that supported business growth and equity investing.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	3

In the U.S., Fed officials announced in October plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets moved higher. Synchronous economic expansion worldwide continued with mild inflation and low volatility. Data released during the quarter reflected a healthy U.S. economy. Third-quarter economic output grew at a 3.2% annual rate. Increased hiring pushed the unemployment rate down to a 17-year low of 4.1%. Tax reform in the U.S. that passed as the year ended also encouraged increased spending among businesses and individuals. Signs of long-awaited wage growth appeared to emerge.

Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, accelerated trade growth, and the firming of prices for some of the commodities that are essential exports of many international economies.

October 2017 marked one year since regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for the short-term investment opportunities afforded them by money market funds.

In December 2017, the Fed raised the federal funds rate target to a range of 1.25% to 1.50%. The Fed also began reducing its bond portfolio. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Municipal Cash Management Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

Jeffrey L. Weaver, CFA®

Average annual total returns (%) as of January 31, 20181

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (WUCXX)	7-9-2010	0.74	0.23	0.41	0.38	0.30
Institutional Class (EMMXX)	11-20-1996	0.85	0.27	0.44	0.26	0.20
Service Class (EISXX)	11-25-1996	0.59	0.18	0.33	0.55	0.45

Yield summary (%) as of January 31, 20183

	Administrator Class	Institutional Class	Service Class
7-day current yield	0.87	0.97	0.72
7-day compound yield	0.88	0.98	0.73
30-day simple yield	1.03	1.13	0.88
30-day compound yield	1.04	1.14	0.89

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or a contingent deferred sales charge.

For floating NAV money market funds: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	5

Revenue source as of January 31, 2018[4]

Effective maturity distribution as of January 31, 2018[4]

Weighted average maturity as of January 31, 2018[5]
5 days

Weighted average life as of January 31, 2018[6]
5 days

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, and has not been adjusted to include the higher expenses applicable to Administrator Class shares. If these expenses had been included, returns for Administrator Class shares would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Institutional Municipal Money Market Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 0.77%, 0.89%, and 0.60% for Administrator Class, Institutional Class, and Service Class, respectively. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

[7]	The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index is a seven-day high-grade market index composed of tax-exempt variable-rate demand obligations with certain characteristics. The index is calculated and published by Bloomberg. The index is overseen by SIFMA’s Municipal Swap Index Committee. You cannot invest directly in an index.

6	Wells Fargo Municipal Cash Management Money Market Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

During the period, the municipal money markets experienced a return to normalcy of sorts following the implementation of money market fund reform in October 2016. With major regulatory concerns in the rearview mirror, the market’s direction was driven by more traditional factors such as monetary policy and seasonality. Additionally, an impressive return of municipal supply, higher absolute yields, and rebounding money market fund assets provided market participants with something to be cheerful about by the end of the period. However, the period would begin with an unusual reform-related hangover as the seismic shift in asset allocation across the money market fund universe left the municipal space with significantly smaller balances.

The SIFMA Municipal Swap Index,7 which measures seven-day variable-rate demand note (VDRN) yields, spiked to the 0.87% level in the run-up to the final money market fund reform implementation date in October 2016. But, with the turn of the calendar, seasonal reinvestment cash reinvigorated demand for tax-exempt paper throughout the short end of the curve, setting the tone for the first quarter of 2017. The SIFMA Municipal Swap Index quickly descended into a tight range between 0.62% and 0.68% for most of the first quarter of 2017. Meanwhile, yields on high-grade fixed-rate paper in the one-year space remained in a narrow band of 0.90% and 0.95%.

Toward the end of the first quarter of 2017, the combination of the Federal Open Market Committee (FOMC) rate hike on March 15 and the looming tax-related seasonal weakness forced the SIFMA Municipal Swap Index to quickly follow taxable equivalents higher. The SIFMA Municipal Swap Index eventually rose to a multiyear high of 0.91% at month-end, which represented an attractive 97% of the one-week London Interbank Offered Rate (LIBOR). Despite volatility in the overnight and weekly VRDN and tender option bond (TOB) sectors, the municipal yield curve remained relatively flat as rates on longer-dated high-grade issues barely nudged higher. Yields on high-grade notes ranged between 1.00% and 1.05% during the period. However, technicals remained negative for municipals through the traditional tax-time period.

During the month of June 2017, the municipal money markets experienced another wave of seasonal reinvestment demand across the curve. Yields on overnight and weekly VRDNs and TOBs continued to trend lower despite the overwhelming market expectations for a rate hike by the FOMC at midmonth. The municipal markets were caught wrong-footed as the taxable money markets proactively began pricing in the eventual FOMC rate hike on June 14, 2017. The SIFMA Municipal Swap Index eventually reversed course and quickly rose from 0.74% to 0.91% on June 28, 2017 finishing out the month at 76% of the one-week LIBOR. One-year high-grades notes finished out the first half of the year at 0.95%, preserving a stubbornly flat municipal money market yield curve.

Sentiment in the municipal markets began to shift as market participants returned from their summer breaks and seasonal demand began to wane heading into the fall. Market sentiment turned outright negative during the months of November and December 2017 as tax-reform-related developments resulted in record-setting new issuance. The market was forced to contend with a perfect storm of record municipal supply, a looming FOMC rate hike, and abbreviated holiday trading sessions. Yields on overnight and weekly VRDNs and TOBs rapidly rose as the municipal market swiftly adjusted to accommodate burgeoning supply. The SIFMA Municipal Swap Index rose to a staggering 1.71%, or 115% of one-week LIBOR, while yields on one-year high-grade notes reached a high of 1.46% to finish out the year.

Municipal money market yields fell back to earth to kick off 2018 as strong seasonal reinvestment cash reignited demand for tax-exempt paper throughout the short end of the curve. An accompanying drop in new-issue supply from December’s record-setting pace exacerbated the dramatic shift in market dynamics. The SIFMA Municipal Swap Index fell for five consecutive weeks before eventually closing out the month at 1.08% (73% of the one-week LIBOR). Strong reinvestment demand extended further out on the municipal curve, driving yields on tax-exempt commercial paper, notes, and bonds lower as well. Ultimately, yields on one-year high-grade notes finished slightly lower at 1.40%.

Throughout the period, we continued to emphasize portfolio liquidity by targeting our purchases primarily in daily and weekly VRDNs and TOBs. Most important, this strategy allowed us to achieve our goals for 100% liquidity and principal preservation to withstand periods of volatility in the money market sector. Additionally, our strategy allowed us to quickly capture the benefits of rising interest-rate levels due to both FOMC rate hikes and episodic spikes in the SIFMA Municipal Swap Index at various times throughout the period.

Strategic outlook

Given the relative flatness of the municipal yield curve and asymmetrical risks with respect to potential policy tightening by the U.S. Federal Reserve, we continue to feel that a conservative approach with respect to liquidity and duration is appropriate. Accordingly, we will continue to maximize weekly liquidity with purchases in VRDNs and TOBs in the overnight and weekly sectors. We anticipate that the relative attractiveness of municipals will grow as the value of tax exemption increases exponentially given market expectations for higher benchmark yields.

Please see footnotes on page 5.

Fund expenses (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2017 to January 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8-1-2017	Ending account value 1-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Administrator Class
Actual	$1,000.00	$1,004.02	$1.52	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53	0.30%
Institutional Class
Actual	$1,000.00	$1,004.52	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.19	$1.02	0.20%
Service Class
Actual	$1,000.00	$1,003.26	$2.28	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.93	$2.30	0.45%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments—January 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 92.76%

Arizona: 4.14%

Variable Rate Demand Notes ø: 4.14%
Arizona Tender Option Bond Trust Receipts/Certificates Series 2017-XM0563 (Miscellaneous Revenue, Royal Bank of Canada LIQ) 144A	1.23%	7-1-2025	$5,400,000	$5,400,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	1.29	8-1-2026	2,500,000	2,500,000
Phoenix AZ IDA Mayo Clinic Series 2014-A (Health Revenue, Bank of America NA SPA)	0.91	11-15-2052	2,000,000	2,000,000
Pinal County AZ IDA Shamrock Farms Project (Resource Recovery Revenue, Farm Credit Services America LOC)	1.27	8-1-2022	3,700,000	3,700,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	1.27	8-1-2027	1,250,000	1,250,000

				14,850,000

California: 4.53%

Variable Rate Demand Notes ø: 4.53%
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, Rabobank LOC)	1.27	11-1-2027	1,400,000	1,400,000
California Tender Option Bond Trust Receipts/Certificates Series 2017-ZF0581 (Airport Revenue, Royal Bank of Canada LIQ) 144A	1.21	5-15-2025	2,360,000	2,360,000
California Tender Option Bond Trust Receipts/Certificates Series 2017-ZM0473 (Airport Revenue, Royal Bank of Canada LIQ) 144A	1.21	5-15-2024	2,600,000	2,600,000
California Tender Option Bond Trust Receipts/Certificates Series 2017-ZM0487 (Airport Revenue, Royal Bank of Canada LIQ) 144A	1.21	5-15-2024	1,470,000	1,470,000
California Tender Option Bond Trust Receipts/Certificates Series 2017-BAML01 (Transportation Revenue, Bank of America NA LIQ) 144A	1.21	4-1-2047	6,445,000	6,445,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	1.10	9-15-2024	1,975,000	1,975,000

				16,250,000

Colorado: 1.24%

Variable Rate Demand Notes ø: 1.24%
Arapahoe County CO Cottrell Printing Project (Industrial Development Revenue, U.S. Bank NA LOC)	1.31	10-1-2019	645,000	645,000
Colorado HFA Catholic Health Initiatives Series 2008D-2 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.38	10-1-2037	2,960,000	2,960,000
Town of Hudson CO Series A (Industrial Development Revenue, U.S. Bank NA LOC)	1.40	11-1-2020	845,000	845,000

				4,450,000

Florida: 8.63%

Variable Rate Demand Notes ø: 8.63%
Broward County FL Educational Facilities Authority Nova Southeastern University Project Series 2008A (Education Revenue, Bank of America NA LOC)	0.97	4-1-2038	9,000,000	9,000,000
Florida Tender Option Bond Trust Receipts/Certificates Series 2016-XL0027 (Airport Revenue, AGC Insured, JPMorgan Chase & Company LIQ) 144A	1.36	10-1-2030	7,995,000	7,995,000
Florida Tender Option Bond Trust Receipts/Certificates Series 2017-XF0577 (Airport Revenue, Royal Bank of Canada LIQ) 144A	1.36	10-1-2025	6,665,000	6,665,000
Florida Tender Option Bond Trust Receptd/Certificates Series 2018-XF2523 (Health Revenue, Barclays Bank plc LIQ) 144A	1.26	8-15-2047	5,000,000	5,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018	Wells Fargo Municipal Cash Management Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Gainesville FL Utilities System Series 2005C (Utilities Revenue, Landesbank Hessen-Thüringen SPA)	0.98%	10-1-2026	$2,300,000	$2,300,000

				30,960,000

Georgia: 2.67%

Variable Rate Demand Note ø: 2.67%
Monroe County GA Power & Light Comapny Project Series 2017 (Utilities Revenue)	1.16	11-1-2047	9,600,000	9,600,000

Illinois: 5.21%

Variable Rate Demand Notes ø: 5.21%
Chicago IL Enterprise Zone Gardner Gibson Project (Industrial Development Revenue, BMO Harris Bank NA LOC)	1.26	7-1-2033	1,780,000	1,780,000
Lake County IL Multi-Family Housing (Housing Revenue, FHLMC LIQ)	1.28	11-1-2034	5,230,000	5,230,000
Peoria County IL Caterpillar Incorporated Project (Industrial Development Revenue, Caterpillar Incorporated LOC)	1.36	2-1-2030	4,300,000	4,300,000
Southwestern IL Development Authority Solid Waste Disposal Center Ethanol Series B (Resource Recovery Revenue, Reliance Bank LOC)	1.35	1-1-2033	7,370,000	7,370,000

				18,680,000

Indiana: 1.98%

Variable Rate Demand Notes ø: 1.98%
Indiana Certificate of Participation Clipper Tax-Exempt Certificate Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	1.20	7-1-2023	1,380,000	1,380,000
Jeffersonville IN Economic Development Eagle Steel Products Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	1.33	12-1-2027	3,015,000	3,015,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	1.22	3-1-2041	1,395,000	1,395,000
St. Joseph County IN Midcorr Land Development LLC Project (Industrial Development Revenue, PNC Bank NA LOC)	1.25	10-1-2023	1,330,000	1,330,000

				7,120,000

Iowa: 2.67%

Variable Rate Demand Notes ø: 2.67%
Iowa Finance Authority Holy Family Catholic Schools (Educational Facilities Revenue, Allied Irish Bank plc LOC) (Education Revenue, U.S. Bank NA LOC)	0.98	3-1-2036	4,500,000	4,500,000
Iowa Finance Authority John Maassen & Sons Project (Industrial Development Revenue, Farm Credit Services America LOC)	1.29	11-1-2035	2,075,000	2,075,000
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC)	1.28	4-1-2022	3,000,000	3,000,000

				9,575,000

Kansas: 0.25%

Variable Rate Demand Note ø: 0.25%
Nemaha County KS Midwest AG Services LLC Project (Industrial Development Revenue, CoBank ACB LOC)	1.27	11-1-2020	890,000	890,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments—January 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Kentucky: 4.81%

Variable Rate Demand Notes ø: 4.81%
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (Industrial Development Revenue, Stock Yards Bank & Trust LOC)	1.25%	9-1-2022	$1,250,000	$1,250,000
Louisville & Jefferson Counties KY Regional Airport Authority UPS Worldwide Forwarding Series B (Industrial Development Revenue)	1.06	1-1-2029	10,000,000	10,000,000
Louisville & Jefferson Counties KY Norton Healthcare Series B (Health Revenue, PNC Bank NA LOC)	0.95	10-1-2039	6,000,000	6,000,000

				17,250,000

Louisiana: 1.11%

Variable Rate Demand Note ø: 1.11%
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Industrial Development Revenue, Honeywell International Incorporated LOC)	1.31	12-1-2036	4,000,000	4,000,000

Maryland: 3.34%

Variable Rate Demand Note ø: 3.34%
Maryland Industrial Development Financing Authority Occidental Pete Corporation Series 2010 (Industrial Development Revenue)	1.34	3-1-2030	12,000,000	12,000,000

Massachusetts: 0.06%

Variable Rate Demand Note ø: 0.06%
Massachusetts Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)	1.33	6-1-2018	200,000	200,000

Michigan: 0.78%

Variable Rate Demand Note ø: 0.78%
Michigan Strategic Fund Limited Obligation Series 1982 (Resource Recovery Revenue, Farm Credit Services America LOC)	1.56	6-1-2024	2,800,000	2,800,000

Minnesota: 3.06%

Variable Rate Demand Notes ø: 3.06%
Coon Rapids MN Drake Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	1.27	6-15-2038	2,555,000	2,555,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.25	8-15-2038	750,000	750,000
Hennepin County MN Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA LOC, FNMA LIQ)	1.19	4-15-2035	1,380,000	1,380,000
Mahtomedi MN Briarcliff Manor Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	1.27	6-15-2038	3,645,000	3,645,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	1.27	6-1-2032	2,640,000	2,640,000

				10,970,000

Mississippi: 2.79%

Variable Rate Demand Notes ø: 2.79%
Mississippi Business Finance Corporation Gulf Opportunity Zone Chevron USA Incorporated Project Series 2011E (Industrial Development Revenue)	0.95	11-1-2035	9,000,000	9,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018	Wells Fargo Municipal Cash Management Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Mississippi Series A Clipper Tax Exempt Trust Receipts/Certificates Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	1.21%	11-1-2018	$1,000,000	$1,000,000

				10,000,000

Missouri: 0.39%

Variable Rate Demand Note ø: 0.39%
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (Industrial Development Revenue, U.S. Bank NA LOC)	1.40	4-1-2026	1,400,000	1,400,000

New Jersey: 1.33%

Variable Rate Demand Notes ø: 1.33%
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2015-XF0015 (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	1.26	4-1-2023	1,780,000	1,780,000
RBC Municipal Products Incorporated Trust Series E-103 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.19	6-28-2018	3,000,000	3,000,000

				4,780,000

New York: 11.89%

Variable Rate Demand Notes ø: 11.89%
Battery Park City Authority New York Revenue Refunding Series 2013-C JPMorgan Chase PUTTER/DRIVER Trust Series 5012 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	1.01	11-1-2019	9,500,000	9,500,000
New York HFA Manhattan West Residential Housing Revenue Series 2015-A (Housing Revenue, Bank of China LOC)	1.20	11-1-2049	1,500,000	1,500,000
New York Homeowner Mortgage Agency Series 142 (Housing Revenue, Royal Bank of Canada SPA)	1.13	10-1-2037	2,770,000	2,770,000
New York NY IDAG 123 Washington LLC Project (Industrial Development Revenue, Bank of China LOC)	1.10	10-1-2042	13,000,000	13,000,000
New York NY Municipal Water Finance Authority Fiscal 2015 Series BB-2 (Water & Sewer Revenue, Mizuho Bank Limited SPA)	1.00	6-15-2049	2,000,000	2,000,000
New York NY Subordinate Bonds Series F-5 (GO Revenue, Barclays Bank plc LIQ)	0.99	6-1-2044	5,000,000	5,000,000
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bonds Fiscal 2015 Subordinate Bonds Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	1.02	8-1-2043	8,890,000	8,890,000

				42,660,000

North Carolina: 3.22%

Variable Rate Demand Notes ø: 3.22%
Raleigh Durham NC Airport Series C (Airport Revenue, TD Bank NA LOC)	1.13	5-1-2036	10,000,000	10,000,000
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	1.23	1-1-2027	1,550,000	1,550,000

				11,550,000

North Dakota: 0.29%

Variable Rate Demand Note ø: 0.29%
Mandan ND IDA Cloverdale Foods Company Project (Industrial Development Revenue, BNC National Bank LOC)	1.34	12-1-2022	1,045,000	1,045,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments—January 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Ohio: 4.69%

Variable Rate Demand Notes ø: 4.69%
Columbus OH Regional Airport Authority Flightsafety International Incorporated Project Series A (Airport Revenue, Berkshire Hathaway Incorporated LOC)	1.10%	4-1-2035	$3,000,000	$3,000,000
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.38	5-1-2034	5,600,000	5,600,000
Ohio HFA Residential Mortgage (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company SPA)	1.15	9-1-2046	4,240,000	4,240,000
RBC Municipal Products Incorporated Trust Series Series E-104 Ohio Water Development Authority Revenue (Water & Sewer Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.19	11-1-2019	4,000,000	4,000,000

				16,840,000

Oklahoma: 0.04%

Variable Rate Demand Note ø: 0.04%
Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (Miscellaneous Revenue, Bank of America NA LOC)	1.38	3-1-2018	150,000	150,000

Oregon: 1.39%

Variable Rate Demand Note ø: 1.39%
Port of Portland OR Horizon Air Industries Incorporated Project (Airport Revenue, Bank of America NA LOC)	1.04	6-15-2027	5,000,000	5,000,000

Other: 2.23%

Variable Rate Demand Notes ø: 2.23%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	1.21	2-15-2028	4,000,000	4,000,000
FHLMC MFHR Series M031 Class A (Housing Revenue, FHLMC LIQ)	1.19	12-15-2045	2,140,000	2,140,000
FHLMC MFHR Series M033 Class A (Housing Revenue, FHLMC LIQ)	1.19	3-15-2049	1,860,000	1,860,000

				8,000,000

Pennsylvania: 1.33%

Variable Rate Demand Notes ø: 1.33%
Pennsylvania EDFA Series D-7 (Industrial Development Revenue, PNC Bank NA LOC)	1.25	8-1-2022	600,000	600,000
Pennsylvania EDFA Series G-10 (Miscellaneous Revenue, PNC Bank NA LOC)	1.25	12-1-2025	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0281 (Housing Revenue, TD Bank NA LIQ) 144A	1.22	4-1-2029	2,175,000	2,175,000

				4,775,000

South Dakota: 0.45%

Variable Rate Demand Note ø: 0.45%
Grant County SD Mill Valley LLC Project (Industrial Development Revenue, Farm Credit Services America LOC)	1.26	7-1-2037	1,600,000	1,600,000

Tennessee: 2.14%

Variable Rate Demand Notes ø: 2.14%
Clarksville TN Public Building Authority Pooled Financing Tennessee Municipal Bond Funding (Miscellaneous Revenue, Bank of America NA LOC)	1.06	7-1-2031	4,000,000	4,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018	Wells Fargo Municipal Cash Management Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Clarksville TN Public Building Authority Tennessee Municipal Building Fund Series 2004 (Miscellaneous Revenue, Bank of America NA LOC)	1.06%	7-1-2034	$3,675,000	$3,675,000

				7,675,000

Texas: 8.24%

Variable Rate Demand Notes ø: 8.24%
Brazos Harbor TX Industrial Development Corporation (Industrial Development Revenue, BASF SE LOC)	1.23	10-1-2036	5,000,000	5,000,000
Brazos River Harbor TX Naval District BASF Corporation Project (Industrial Development Revenue, BASF SE LOC)	1.23	5-1-2036	4,000,000	4,000,000
Dallam County TX Industrial Development Corporation Dalhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue, CoBank ACB LOC)	1.29	8-1-2039	1,675,000	1,675,000
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (Industrial Development Revenue, Total SA LOC)	1.16	4-1-2027	3,000,000	3,000,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue, Flint Hills Resources LLC)	1.29	4-1-2028	7,000,000	7,000,000
Tarrant County TX Cultural Educational Facilities Finance Corporation Christus Health Series 2008C-2 (Health Revenue, Bank of New York Mellon LOC)	1.11	7-1-2047	7,905,000	7,905,000
Texas Veterans Bond Series D (Miscellaneous Revenue, FHLB SPA)	1.07	6-1-2045	975,000	975,000

				29,555,000

Utah: 2.51%

Variable Rate Demand Note ø: 2.51%
Weber County UT Hospital IHC Health Services Series 2000-C (Health Revenue, Bank of New York Mellon SPA)	0.97	2-15-2035	9,000,000	9,000,000

Virginia: 0.40%

Variable Rate Demand Note ø: 0.40%
Chesterfield County VA IDA Super Radiator Coils Project Series A (Industrial Development Revenue, Marshall & Ilsley Bank LOC)	1.22	4-1-2026	1,450,000	1,450,000

Washington: 1.70%

Variable Rate Demand Notes ø: 1.70%
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Industrial Development Revenue, Northwest Farm Credit LOC)	1.29	9-1-2021	3,300,000	3,300,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	1.22	5-15-2035	1,590,000	1,590,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	1.29	8-1-2026	1,215,000	1,215,000

				6,105,000

West Virginia: 0.75%

Variable Rate Demand Note ø: 0.75%
West Virginia EDA Collins Hardwood Company LLC (Industrial Development Revenue, American AgCredit LOC)	1.27	10-1-2031	2,700,000	2,700,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments—January 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin: 2.50%

Variable Rate Demand Notes ø: 2.50%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank ACB LOC)	1.24%	5-1-2037	$6,800,000	$6,800,000
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	1.38	11-1-2020	985,000	985,000
Sheboygan WI Vortex Liquid Color Project (Industrial Development Revenue, Bank First National LOC)	1.38	11-1-2020	680,000	680,000
Two Rivers WI Riverside Foods Incorporated Project (Industrial Development Revenue, Bank First National LOC)	1.38	12-1-2022	490,000	490,000

				8,955,000

Total Municipal Obligations (Cost $332,835,000)				332,835,000

Other: 4.65%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) ø144A	1.30	3-1-2040	3,000,000	3,000,000
Nuveen Quality Municipal Income Fund Variable Rate Demand Preferred Shares Series 1-2118 (Barclays Bank LIQ) ø144A	1.31	5-1-2041	5,000,000	5,000,000
Western Asset Intermediate Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) ø144A	1.31	2-25-2045	5,000,000	5,000,000
Western Asset Municipal Partners Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) ø144A	1.31	3-11-2045	3,700,000	3,700,000

Total Other (Cost $16,700,000)				16,700,000

Repurchase Agreements: 2.26%
Merrill Lynch Pierce Fenner & Smith, dated 1-31-2018, maturity value $8,100,302 ^^	1.34	2-1-2018	8,100,000	8,100,000

Total Repurchase Agreements (Cost $8,100,000)				8,100,000

Total investments in securities (Cost $357,635,000)	99.67%	357,635,000
Other assets and liabilities, net	0.33	1,181,718

Total net assets	100.00%	$358,816,718

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

^^	Collateralized by U.S. government securities, 2.00%, 6-30-2024 to 11-15-2026, fair value including accrued interest is $8,262,001.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2018	Wells Fargo Municipal Cash Management Money Market Fund	15

Assets
Investments in unaffiliated securities, at value (cost $357,635,000)	$357,635,000
Cash	10,306,907
Receivable for investments sold	495,000
Receivable for interest	559,595
Prepaid expenses and other assets	72,518

Total assets	369,069,020

Liabilities
Payable for investments purchased	10,009,479
Administration fees payable	26,515
Management fee payable	21,024
Payable for Fund shares redeemed	5,399
Dividends payable	3,983
Trustees’ fees and expenses payable	2,403
Accrued expenses and other liabilities	183,499

Total liabilities	10,252,302

Total net assets	$358,816,718

NET ASSETS CONSIST OF
Paid-in capital	$358,691,139
Overdistributed net investment income	(75,241)
Accumulated net realized gains on investments	200,820

Total net assets	$358,816,718

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Administrator Class	$3,246,657
Shares outstanding – Administrator Class[1]	3,243,359
Net asset value per share – Administrator Class	$1.0010
Net assets – Institutional Class	$336,214,950
Shares outstanding – Institutional Class[1]	335,853,713
Net asset value per share – Institutional Class	$1.0011
Net assets – Service Class	$19,355,111
Shares outstanding – Service Class[1]	19,335,260
Net asset value per share – Service Class	$1.0010

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Municipal Cash Management Money Market Fund	Statement of operations—year ended January 31, 2018

Investment income
Interest	$3,420,924

Expenses
Management fee	520,491
Administration fees
Administrator Class	3,233
Institutional Class	257,654
Service Class	26,033
Shareholder servicing fees
Administrator Class	3,233
Service Class	54,234
Custody and accounting fees	27,738
Professional fees	39,117
Registration fees	75,304
Shareholder report expenses	14,107
Trustees’ fees and expenses	20,454
Other fees and expenses	22,931

Total expenses	1,064,529
Less: Fee waivers and/or expense reimbursements	(313,075)

Net expenses	751,454

Net investment income	2,669,470

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	200,819
Net change in unrealized gains (losses) on investments	(175)

Net realized and unrealized gains (losses) on investments	200,644

Net increase in net assets resulting from operations	$2,870,114

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Municipal Cash Management Money Market Fund	17

	Year ended January 31, 2018		Year ended January 31, 2017

Operations
Net investment income		$2,669,470		$1,828,715
Net realized gains on investments		200,819		166,954
Net change in unrealized gains (losses) on investments		(175)		175

Net increase in net assets resulting from operations		2,870,114		1,995,844

Distributions to shareholders from
Net investment income
Administrator Class		(22,145)		(7,355)
Institutional Class		(2,533,504)		(1,705,732)
Service Class		(113,982)		(50,688)
Net realized gains
Administrator Class		(9)		(1,354)
Institutional Class		(1,014)		(200,959)
Service Class		(53)		(13,947)

Total distributions to shareholders		(2,670,707)		(1,980,035)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	0	0	2,105,087	2,105,101
Institutional Class	6,592,288,860	6,598,075,845	9,480,282,067	9,481,711,234
Service Class	5,397,387	5,401,673	331,085,947	331,086,245

		6,603,477,518		9,814,902,580

Reinvestment of distributions
Administrator Class	21,782	21,800	8,721	8,709
Institutional Class	2,498,994	2,501,356	1,177,361	1,177,809
Service Class	79,884	79,954	40,681	40,692

		2,603,110		1,227,210

Payment for shares redeemed
Administrator Class	0	0	(2,429,155)	(2,429,170)
Institutional Class	(6,521,302,596)	(6,527,059,643)	(10,172,020,238)	(10,173,420,410)
Service Class	(10,091,953)	(10,099,803)	(415,655,259)	(415,657,336)

		(6,537,159,446)		(10,591,506,916)

Net increase (decrease) in net assets resulting from capital share transactions		68,921,182		(775,377,126)

Total increase (decrease) in net assets		69,120,589		(775,361,317)

Net assets
Beginning of period		289,696,129		1,065,057,446

End of period		$358,816,718		$289,696,129

Overdistributed net investment income		$(75,241)		$(75,080)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Municipal Cash Management Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
ADMINISTRATOR CLASS	2018	2017	2016[1]	2015[1]	2014[1]
Net asset value, beginning of period	$1.0005	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0069	0.0031	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0005	0.0008	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.0074	0.0039	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0069)	(0.0030)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.0000)[3]	(0.0004)	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.0069)	(0.0034)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0010	$1.0005	$1.00	$1.00	$1.00
Total return	0.74%	0.35%	0.02%	0.02%	0.04%
Ratios to average net assets (annualized)
Gross expenses	0.41%	0.39%	0.37%	0.37%	0.36%
Net expenses	0.30%	0.27%	0.10%	0.11%	0.15%
Net investment income	0.68%	0.29%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$3,247	$3,223	$3,537	$3,536	$3,536

[1]	Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Municipal Cash Management Money Market Fund	19

(For a share outstanding throughout each period)

	Year ended January 31
INSTITUTIONAL CLASS	2018	2017	2016[1]	2015[1]	2014[1]
Net asset value, beginning of period	$1.0005	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0080	0.0035	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0005	0.0012	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.0085	0.0047	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0079)	(0.0038)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.0000)[3]	(0.0004)	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.0079)	(0.0042)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0011	$1.0005	$1.00	$1.00	$1.00
Total return	0.85%	0.44%	0.02%	0.02%	0.04%
Ratios to average net assets (annualized)
Gross expenses	0.29%	0.26%	0.25%	0.25%	0.24%
Net expenses	0.20%	0.18%	0.10%	0.11%	0.15%
Net investment income	0.79%	0.27%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$336,215	$262,511	$953,036	$1,008,667	$1,104,686

[1]	Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Municipal Cash Management Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
SERVICE CLASS	2018	2017	2016[1]	2015[1]	2014[1]
Net asset value, beginning of period	$1.0005	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0059	0.0037	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0000 [3]	(0.0010)	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.0059	0.0027	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0054)	(0.0018)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.0000)[3]	(0.0004)	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.0054)	(0.0022)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0010	$1.0005	$1.00	$1.00	$1.00
Total return	0.59%	0.23%	0.02%	0.02%	0.04%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.49%	0.48%	0.47%	0.48%
Net expenses	0.45%	0.35%	0.10%	0.11%	0.15%
Net investment income	0.53%	0.09%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$19,355	$23,962	$108,484	$140,465	$175,358

[1]	Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Municipal Cash Management Money Market Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Municipal Cash Management Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

22	Wells Fargo Municipal Cash Management Money Market Fund	Notes to financial statements

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2018, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements	Wells Fargo Municipal Cash Management Money Market Fund	23

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$332,835,000	$0	$332,835,000

Other	0	16,700,000	0	16,700,000

Repurchase agreements	0	8,100,000	0	8,100,000
Total assets	$0	$357,635,000	$0	$357,635,000

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase. For the year ended January 31, 2018, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.30% for Administrator Class shares, 0.20% for Institutional Class shares and 0.45% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

24	Wells Fargo Municipal Cash Management Money Market Fund	Notes to financial statements

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents. Administrator Class and Service Class of the Fund are charged a fee at an annual rate of 0.10% and 0.25%, respectively, of their average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $824,410,000 and $929,295,000 in interfund purchases and sales, respectively, during the year ended January 31, 2018.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended Janaury 31, 2018 and January 31, 2017 were as follows:

	Year ended January 31
	2018	2017
Ordinary income	$261,220	$184,150
Tax-exempt income	2,409,487	1,662,813
Long-term capital gain	0	133,072

As of January 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed tax-exempt income	Undistributed long-term gain
$57,687	$75,337	$143,132

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo Municipal Cash Management Money Market Fund	25

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Wells Fargo Municipal Cash Management Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, including the portfolio of investments, as of January 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2018, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies, however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.

Boston, Massachusetts

March 29, 2018

26	Wells Fargo Municipal Cash Management Money Market Fund	Other information (unaudited)

TAX INFORMATION

For the fiscal year ended January 31, 2018, $259,650 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2018, $1,076 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

Pursuant to Section 852 of the Internal Revenue Code, 90.26% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended January 31, 2018.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo Municipal Cash Management Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	29

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

30	Wells Fargo Municipal Cash Management Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309107 03-18 A307/AR307 01-18

Annual Report

January 31, 2018

Retail Money Market Funds

∎	Wells Fargo National Tax-Free Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo National Tax-Free Money Market Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Globally, investing in stocks and bonds delivered favorable returns during the past 12 months.

Dear Shareholder:

We are pleased to offer you this annual report for the Wells Fargo National Tax-Free Money Market Fund for the 12-month period that ended January 31, 2018. Globally, investing in stocks and bonds delivered favorable returns during the past 12 months. U.S. and international stocks returned 26.41% and 29.68%, respectively, for the period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively. Within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 2.15% and the Bloomberg Barclays Municipal Bond Index4 returned 3.52% as interest rates rose.

Short-term interest rates as measured by Treasury bills—maturities ranging from 3 to 12 months—increased an average of 100 basis points (bps: 100 bps equal 1.00%) during the period. For comparison, during the period, rates for 10-year Treasury bonds increased only 27 bps and 30-year Treasury bond rates fell 10 basis points.

Globally, synchronized growth, low inflation, and accommodative monetary policies supported investing.

During the first half of 2017, stocks rallied globally. In the U.S., the Republican Party assumed control of the White House and both houses of Congress, promising business-friendly policies and regulations that favorably influenced investor sentiment. Hiring was strong and corporate profits increased. Internationally, stocks gained, especially in the emerging markets. Economic growth, improved corporate earnings, monetary policies supportive of businesses and equity investments, and a weaker U.S. dollar supported stocks.

In March 2017, the U.S. Federal Reserve (Fed) raised its target interest rate by 0.25% to a range of 0.75% to 1.00%. Following the rate increase, short-term bond yields in the U.S. rose. Longer-term Treasury yields were little changed because inflation indicators were restrained, leading to lower but positive performance for fixed income relative to equities. Municipal bond returns were positive, helped by strong demand and constrained new-issue supply. The Fed raised the target interest rate once again in June to a range of 1.00% to 1.25%. Ten-year U.S. Treasury yields declined, the yield curve flattened, and long-term bond prices benefited.

As global growth improved in the third quarter of 2017, investment markets advanced.

Globally, stocks moved higher during the third quarter of 2017 as they were subject to the same positive economic conditions that influenced the first half of the year: moderately accelerating global economic growth supported by improving corporate earnings as well as low inflation and interest rates. Brief episodes of geopolitical tensions, primarily associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding the new U.S. administration’s trade policies, did not discourage investing activity. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate.

Outside the U.S., stocks in international developed and emerging markets also benefited from improved economic growth. While advances in emerging markets equity valuations slowed compared with the pace of the first half of 2017, they continued an upward path. Central banks in Europe, Asia, and Japan maintained low-interest-rate policies that supported business growth and equity investing.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo National Tax-Free Money Market Fund	3

In the U.S., Fed officials announced in October plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets moved higher. Synchronous economic expansion worldwide continued with mild inflation and low volatility. Data released during the quarter reflected a healthy U.S. economy. Third-quarter economic output grew at a 3.2% annual rate. Increased hiring pushed the unemployment rate down to a 17-year low of 4.1%. Tax reform in the U.S. that passed as the year ended also encouraged increased spending among businesses and individuals. Signs of long-awaited wage growth appeared to emerge.

Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, accelerated trade growth, and the firming of prices for some of the commodities that are essential exports of many international economies.

October 2017 marked one year since regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for the short-term investment opportunities afforded them by money market funds.

In December 2017, the Fed raised the federal funds rate target to a range of 1.25% to 1.50%. The Fed also began reducing its bond portfolio. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo National Tax-Free Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

Jeffrey L. Weaver, CFA®

Average annual total returns (%) as of January 31, 2018

					Expense ratios[1] (%)
		1 year	5 year	10 year	Gross	Net[2]
Class A (NWMXX)	7-28-2003	0.35	0.11	0.21	0.64	0.64
Administrator Class (WNTXX)	4-8-2005	0.69	0.21	0.32	0.37	0.30
Premier Class (WFNXX)	11-8-1999	0.79	0.25	0.37	0.25	0.20
Service Class (MMIXX)	8-3-1993	0.54	0.16	0.26	0.54	0.45

Yield summary (%) as of January 31, 20182

	Class A	Administrator Class	Premier Class	Service Class
7-day current yield	0.55	0.89	0.99	0.74
7-day compound yield	0.55	0.89	0.99	0.74
30-day simple yield	0.70	1.03	1.13	0.88
30-day compound yield	0.70	1.04	1.14	0.89

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or a contingent deferred sales charge.

For retail money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo National Tax-Free Money Market Fund	5

Revenue source distribution as of January 31, 2018[3]

Effective maturity distribution as of January 31, 2018[3]

Weighted average maturity as of January 31, 2018[4]
5 days

Weighted average life as of January 31, 2018[5]
5 days

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The manager has contractually committed through May 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 0.52%, 0.79%, 0.91%, and 0.62% for Class A, Administrator Class, Premier Class, and Service Class, respectively. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[3]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[4]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[5]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

[6]	The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index is a seven-day high-grade market index composed of tax-exempt variable-rate demand obligations with certain characteristics. The index is calculated and published by Bloomberg. The index is overseen by SIFMA’s Municipal Swap Index Committee. You cannot invest directly in an index.

6	Wells Fargo National Tax-Free Money Market Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

During the period, the municipal money markets experienced a return to normalcy of sorts following the implementation of money market fund reform in October 2016. With major regulatory concerns in the rearview mirror, the market’s direction was driven by more traditional factors such as monetary policy and seasonality. Additionally, an impressive return of municipal supply, higher absolute yields, and rebounding money market fund assets provided market participants with something to be cheerful about by the end of the period. However, the period would begin with an unusual reform-related hangover as the seismic shift in asset allocation across the money market fund universe left the municipal space with significantly smaller balances.

The SIFMA Municipal Swap Index,6 which measures seven-day variable-rate demand note (VDRN) yields, spiked to the 0.87% level in the run-up to the final money market fund reform implementation date in October 2016. But, with the turn of the calendar, seasonal reinvestment cash reinvigorated demand for tax-exempt paper throughout the short end of the curve, setting the tone for the first quarter of 2017. The SIFMA Municipal Swap Index quickly descended into a tight range between 0.62% and 0.68% for most of the first quarter of 2017. Meanwhile, yields on high-grade fixed-rate paper in the one-year space remained in a narrow band of 0.90% and 0.95%.

Toward the end of the first quarter of 2017, the combination of the Federal Open Market Committee (FOMC) rate hike on March 15 and the looming tax-related seasonal weakness forced the SIFMA Municipal Swap Index to quickly follow taxable equivalents higher. The SIFMA Municipal Swap Index eventually rose to a multiyear high of 0.91% at month-end, which represented an attractive 97% of the one-week London Interbank Offered Rate (LIBOR). Despite volatility in the overnight and weekly VRDN and tender option bond (TOB) sectors, the municipal yield curve remained relatively flat as rates on longer-dated high-grade issues barely nudged higher. Yields on high-grade notes ranged between 1.00% and 1.05% during the period. However, technicals remained negative for municipals through the traditional tax-time period.

During the month of June, the municipal money markets experienced another wave of seasonal reinvestment demand across the curve. Yields on overnight and weekly VRDNs and TOBs continued to trend lower despite the overwhelming market expectations for a rate hike by the FOMC at midmonth. The municipal markets were caught wrong-footed as the taxable money markets proactively began pricing in the eventual FOMC rate hike on June 14. The SIFMA Municipal Swap Index eventually reversed course and quickly rose from 0.74% to 0.91% on June 28, finishing out the month at 76% of the one-week LIBOR. One-year high-grades notes finished out the first half of the year at 0.95%, preserving a stubbornly flat municipal money market yield curve.

Sentiment in the municipal markets began to shift as market participants returned from their summer breaks and seasonal demand began to wane heading into the fall. Market sentiment turned outright negative during the months of November and December as tax-reform-related developments resulted in record-setting new issuance. The market was forced to contend with a perfect storm of record municipal supply, a looming FOMC rate hike, and abbreviated holiday trading sessions. Yields on overnight and weekly VRDNs and TOBs rapidly rose as the municipal market swiftly adjusted to accommodate burgeoning supply. The SIFMA Municipal Swap Index rose to a staggering 1.71%, or 115% of one-week LIBOR, while yields on one-year high-grade notes reached a high of 1.46% to finish out the year.

Municipal money market yields fell back to earth to kick off 2018 as strong seasonal reinvestment cash reignited demand for tax-exempt paper throughout the short end of the curve. An accompanying drop in new-issue supply from December’s record-setting pace exacerbated the dramatic shift in market dynamics. The SIFMA Municipal Swap Index fell for five consecutive weeks before eventually closing out the month at 1.08% (73% of the one-week LIBOR). Strong reinvestment demand extended further out on the municipal curve, driving yields on tax-exempt commercial paper, notes, and bonds lower as well. Ultimately, yields on one-year high-grade notes finished slightly lower at 1.40%.

Throughout the period, we continued to emphasize portfolio liquidity by targeting our purchases primarily in daily and weekly VRDNs and TOBs. Most important, this strategy allowed us to achieve our goals for 100% liquidity and principal preservation to withstand periods of volatility in the money market sector. Additionally, our strategy allowed us to quickly capture the benefits of rising interest-rate levels due to both FOMC rate hikes and episodic spikes in the SIFMA Municipal Swap Index at various times throughout the period.

Strategic outlook

Given the relative flatness of the municipal yield curve and asymmetrical risks with respect to potential policy tightening by the U.S. Federal Reserve, we continue to feel that a conservative approach with respect to liquidity and duration is appropriate. Accordingly, we will continue to maximize weekly liquidity with purchases in VRDNs and TOBs in the overnight and weekly sectors. We anticipate that the relative attractiveness of municipals will grow as the value of tax exemption increases exponentially given market expectations for higher benchmark yields.

Please see footnotes on page 5.

Fund expenses (unaudited)	Wells Fargo National Tax-Free Money Market Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2017 to January 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8-1-2017	Ending account value 1-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,002.55	$3.24	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	$3.27	0.64%
Administrator Class
Actual	$1,000.00	$1,004.24	$1.52	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53	0.30%
Premier Class
Actual	$1,000.00	$1,004.75	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.19	$1.02	0.20%
Service Class
Actual	$1,000.00	$1,003.48	$2.28	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.93	$2.30	0.45%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 97.21%

Alabama: 0.76%

Variable Rate Demand Note ø: 0.76%
Alabama Federal Aid Highway Finance Authority Series 2016-A Tender Option Bond Trust Receipts/Certificates Series 2016-XF2373 (Tax Revenue, Citibank NA LIQ) 144A	1.19%	9-1-2024	$5,000,000	$5,000,000

Arizona: 6.54%

Variable Rate Demand Notes ø: 6.54%
Arizona Health Facilities Authority Banner Health Series B (Health Revenue, Bank of Tokyo-Mitsubishi LOC)	0.97	1-1-2046	15,000,000	15,000,000
Mesa AZ Utility System Clipper Tax-Exempt Certificate Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	1.19	7-1-2024	10,055,000	10,055,000
Phoenix AZ IDA Mayo Clinic Series 2014-A (Health Revenue, Bank of America NA SPA)	0.91	11-15-2052	18,000,000	18,000,000

				43,055,000

California: 11.37%

Variable Rate Demand Notes ø: 11.37%
California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC) 144A	1.16	12-1-2040	14,250,000	14,250,000
California Municipal Finance Authority High Desert Foundation Project Series 2012-A (Education Revenue, Union Bank NA LOC)	1.21	4-1-2042	1,210,000	1,210,000
California State University Series A Tender Option Bond Trust Receipts/Certificates Series 2017-XF2441 (Education Revenue, Citibank NA LIQ) 144A	1.17	5-1-2024	2,000,000	2,000,000
California Statewide Community Development Authority Uptown Newport Apartments Series 2017 AA & BB (Housing Revenue, East West Bank LOC)	1.17	3-1-2057	14,575,000	14,575,000
California Tender Option Bond Trust Receipts/Certificates Series 2017-XF0579 (GO Revenue, TD Bank NA LIQ) 144A	1.18	11-1-2035	6,600,000	6,600,000
California Tender Option Bond Trust Receipts/Certificates Series 2017-XF0580 (GO Revenue, TD Bank NA LIQ) 144A	1.18	11-1-2033	3,375,000	3,375,000
California Tender Option Bond Trust Receipts/Certificates Series 2016-XM0147 (Education Revenue, Morgan Stanley Bank LIQ) 144A	1.20	1-1-2039	10,000,000	10,000,000
California Tender Option Bond Trust Receipts/Floater Certificates Series 2017-BAML01 (Transportation Revenue, Bank of America NA LIQ) 144A	1.21	4-1-2047	15,000,000	15,000,000
Los Angeles CA Department Series C Tender Option Bond Trust Receipts/Certificates Series 2017-XM0533 (Utilities Revenue, Citibank NA LIQ) 144A	1.17	7-1-2025	2,225,000	2,225,000
Rancho CA Water District Finance Authority Series 2016-A Tender Option Bond Trust Receipts/Certificates Series 2016-XF2367 (Water & Sewer Revenue, Citibank NA LIQ) 144A	1.17	8-1-2024	3,200,000	3,200,000
San Joaquin CA Delta Community College Tender Option Bond Trust Receipts/Certificates Series ZF0180 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	1.26	8-1-2022	2,415,000	2,415,000

				74,850,000

Colorado: 0.92%

Variable Rate Demand Note ø: 0.92%
Colorado HFA Catholic Health Initiatives Series 2008-D2 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.38	10-1-2037	6,040,000	6,040,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018	Wells Fargo National Tax-Free Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Connecticut: 0.46%

Variable Rate Demand Note ø: 0.46%
Connecticut Residual Interest Bond Floater Trust Series 2017-016 (Miscellaneous Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.22%	6-1-2037	$3,000,000	$3,000,000

District of Columbia: 0.53%

Variable Rate Demand Note ø: 0.53%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007-A (Miscellaneous Revenue, Manufacturers & Traders LOC)	1.21	7-1-2032	3,505,000	3,505,000

Florida: 4.32%

Variable Rate Demand Notes ø: 4.32%
Broward County FL Educational Facilities Authority Nova Southeastern University Project Series 2008-A (Education Revenue, Bank of America NA LOC)	0.97	4-1-2038	1,100,000	1,100,000
Florida Tender Option Bond Trust Receipts/Certificates Series 2017-ZM0571 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.26	8-15-2047	5,230,000	5,230,000
Florida Tender Option Bond Trust Receipts/Certificates Series 2018-XF2523 (Health Revenue, Barclays Bank plc LIQ) 144A	1.26	8-15-2047	5,000,000	5,000,000
Gainesville FL Utilities System Series 2005-C (Utilities Revenue, Landesbank Hessen-Thüringen SPA)	0.98	10-1-2026	3,700,000	3,700,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2012-I (Health Revenue, Adventist Health System LOC)	1.12	11-15-2032	600,000	600,000
Orange County FL School Board Certificate of Participation Series 2009-A (Miscellaneous Revenue, AGC Insured, Morgan Stanley Bank LIQ) 144A	1.29	8-1-2034	3,300,000	3,300,000
Orlando & Orange County FL Expressway Authority Series 2007 (Transportation Revenue, BHAC/AGM Insured, Citibank NA LIQ)	1.20	7-1-2042	6,000,000	6,000,000
Pinellas County FL IDA Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	1.18	8-1-2028	3,495,000	3,495,000

				28,425,000

Georgia: 1.20%

Variable Rate Demand Notes ø: 1.20%
Georgia Tender Option Bond Trust Receipts/Certificates Series 2017-ZF0589 (Education Revenue, Bank of America NA LIQ) 144A	1.20	6-1-2049	3,750,000	3,750,000
Metropolitan Atlanta GA Rapid Transit Authority Series P (Tax Revenue, Societe Generale LOC, Ambac Insured, Societe Generale LIQ) 144A	1.19	7-1-2020	4,170,000	4,170,000

				7,920,000

Illinois: 4.37%

Variable Rate Demand Notes ø: 4.37%
Aurora IL Economic Development Aurora University Series 2004 (Education Revenue, BMO Harris Bank NA LOC)	1.14	3-1-2035	7,000,000	7,000,000
Chicago IL Marine Project Series 1984 (Industrial Development Revenue, FHLB LOC)	1.45	7-1-2023	4,200,000	4,200,000
Illinois Educational Facilities Authority Series A (Education Revenue, BMO Harris Bank NA LOC)	1.25	6-1-2033	3,400,000	3,400,000
Illinois State Finance Authority Edward Hospital Obligated Group Series B-2 (Health Revenue, JPMorgan Chase & Company LOC)	0.98	10-1-2022	4,360,000	4,360,000
Illinois State Finance Authority Edward Hospital Obligated Group Series B-2 (Health Revenue, JPMorgan Chase & Company LOC)	1.11	2-1-2040	655,000	655,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Illinois Tender Option Bond Trust Receipts/Certificates Series XF2202 (Transportation Revenue, Citibank NA LIQ) 144A	1.19%	7-1-2023	$1,140,000	$1,140,000
Illinois Tender Option Bond Trust Receipts/Certificates Series ZM0120 (Transportation Revenue, Royal Bank of Canada LIQ) 144A	1.21	7-1-2023	3,100,000	3,100,000
Quad Cities Illinois Regional EDA Augustana College Series 2005 (Education Revenue, Harris NA LOC)	1.16	10-1-2035	4,900,000	4,900,000

				28,755,000

Indiana: 1.51%

Variable Rate Demand Note ø: 1.51%
Indiana Certificate of Participation Clipper Tax-Exempt Certificate Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	1.20	7-1-2023	9,915,000	9,915,000

Iowa: 3.04%

Variable Rate Demand Notes ø: 3.04%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC)	1.28	4-1-2022	7,500,000	7,500,000
Iowa Finance Authority Mortgage Securities Program Series D (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	1.15	1-1-2047	5,500,000	5,500,000
Urbandale IA Industrial Development Aurora Business Park Associates LP Series 1985 (Industrial Development Revenue, Bankers Trust Company LOC)	1.17	8-1-2018	7,000,000	7,000,000

				20,000,000

Kansas: 0.35%

Variable Rate Demand Note ø: 0.35%
University of Kansas Hospital Authority Health System (Health Revenue, U.S. Bank NA LOC)	0.98	9-1-2034	2,300,000	2,300,000

Kentucky: 2.82%

Variable Rate Demand Note ø: 2.82%
Louisville & Jefferson Counties KY Norton Healthcare Series B (Health Revenue, PNC Bank NA LOC)	0.95	10-1-2039	18,600,000	18,600,000

Louisiana: 1.52%

Variable Rate Demand Note ø: 1.52%
East Baton Rouge Parish LA Industrial Development Board ExxonMobil Project Series 2010-A (Industrial Development Revenue, Exxon Capital Ventures LIQ)	0.94	8-1-2035	10,000,000	10,000,000

Maryland: 0.61%

Variable Rate Demand Note ø: 0.61%
Maryland Transportation Authority Facilities Project Series 2008 Tender Option Bond Trust Receipts/Certificates Series 2016-XF0278 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	1.20	7-1-2041	4,000,000	4,000,000

Michigan: 1.81%

Variable Rate Demand Notes ø: 1.81%
Michigan Housing Development Authority Series D (Housing Revenue, Industrial and Commercial Bank of China Limited SPA)	1.18	6-1-2030	1,910,000	1,910,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018	Wells Fargo National Tax-Free Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	1.26%	1-1-2032	$9,990,000	$9,990,000

				11,900,000

Minnesota: 2.91%

Variable Rate Demand Notes ø: 2.91%
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.24	10-15-2033	2,375,000	2,375,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.25	8-15-2038	4,500,000	4,500,000
Hennepin County MN Series 2013C (GO Revenue, U.S. Bank NA SPA)	1.14	12-1-2033	925,000	925,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC LIQ)	1.24	3-1-2029	2,340,000	2,340,000
Minneapolis & St. Paul MN Metropolitan Airports Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	1.19	1-1-2035	6,000,000	6,000,000
Minnesota HEFAR Concordia University Series P-1 (Education Revenue, U.S. Bank NA LOC)	0.98	4-1-2027	125,000	125,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.24	9-15-2031	2,865,000	2,865,000

				19,130,000

Mississippi: 2.87%

Variable Rate Demand Notes ø: 2.87%
Mississippi Business Finance Corporation Gulf Opportunity Zone IChevron USA Incorporated Project Series 2011-E (Industrial Development Revenue)	0.95	11-1-2035	16,000,000	16,000,000
Mississippi Series A Clipper Tax Exempt Trust Receipts/Certificates Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	1.21	11-1-2018	2,900,000	2,900,000

				18,900,000

Missouri: 3.25%

Variable Rate Demand Notes ø: 3.25%
Missouri Development Finance Board Nelson Gallery Foundation Series A (Miscellaneous Revenue, Northern Trust Company SPA)	0.98	12-1-2033	13,760,000	13,760,000
Missouri Tender Option Bond Trust Receipts/Certificates Series XF2198 (Water & Sewer Revenue, Citibank NA LIQ) 144A	1.19	5-1-2023	2,670,000	2,670,000
St. Louis County MO Sewer District Wastewater System Series 2013-B (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	1.19	5-1-2043	5,000,000	5,000,000

				21,430,000

Nebraska: 1.59%

Variable Rate Demand Note ø: 1.59%
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	1.40	9-1-2031	10,500,000	10,500,000

New Jersey: 4.31%

Variable Rate Demand Notes ø: 4.31%
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2016-XM0226 (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ) 144A	1.26	7-1-2026	3,370,000	3,370,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2017-ZF2476 (Education Revenue, Citibank NA LIQ) 144A	1.17%	11-1-2021	$1,000,000	$1,000,000
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2017-ZF2477 (Education Revenue, Citibank NA LIQ) 144A	1.17	11-1-2021	2,000,000	2,000,000
RBC Municipal Products Incorporated Trust Series E-102 New Jersey EDA (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.19	8-15-2018	10,000,000	10,000,000
RBC Municipal Products Incorporated Trust Series E-103 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.19	6-28-2018	12,000,000	12,000,000

				28,370,000

New York: 8.82%

Variable Rate Demand Notes ø: 8.82%
Battery Park City Authority New York Revenue Refunding Bond Series 2013-C JPMorgan Chase PUTTER/DRIVER Trust Series 5012 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	1.01	11-1-2019	1,435,000	1,435,000
New York Dormitory Authority Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ) 144A	1.19	11-15-2026	3,770,000	3,770,000
New York HFA Manhattan West Residential Housing Revenue Series 2015-A (Housing Revenue, Bank of China LOC)	1.20	11-1-2049	5,000,000	5,000,000
New York Metropolitan Transportation Authority Subordinate Series E-4 (Transportation Revenue, Bank of the West LOC)	1.20	11-15-2045	6,765,000	6,765,000
New York NY Fiscal 2006 Subordinate Bond Series E-2 (GO Revenue, Bank of America NA LOC)	0.97	8-1-2034	8,000,000	8,000,000
New York NY Municipal Water Finance Authority Fiscal 2014 Series AA-3 (Water & Sewer Revenue, TD Bank NA SPA)	0.97	6-15-2049	10,000,000	10,000,000
New York NY Municipal Water Finance Authority Fiscal 2015 Series BB-2 (Water & Sewer Revenue, Mizuho Bank Limited SPA)	1.00	6-15-2049	8,000,000	8,000,000
New York NY Subordinate Bond Series F-5 (GO Revenue, Barclays Bank plc LIQ)	0.99	6-1-2044	5,000,000	5,000,000
New York NY Transitional Finance Authority Future Tax Secured Bonds Fiscal 2013 Subordinate Bond Series A-4 (Tax Revenue, Northern Trust Company SPA)	0.97	8-1-2039	100,000	100,000
RBC Municipal Products Incorporated Trust Series E-99 (Tax Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.19	8-1-2021	10,000,000	10,000,000

				58,070,000

North Carolina: 3.28%

Variable Rate Demand Notes ø: 3.28%
Charlotte-Mecklenburg NC Hospital Authority Series 2007-C (Health Revenue, JPMorgan Chase & Company SPA)	0.98	1-15-2037	10,000,000	10,000,000
Greensboro NC (GO Revenue, Bank of America NA SPA)	1.08	4-1-2019	50,000	50,000
Greensboro NC (GO Revenue, Bank of America NA SPA)	1.08	2-1-2022	25,000	25,000
North Carolina Medical Care Commission Hospice Alamance-Caswell Project Series 2008 (Health Revenue, Branch Banking & Trust LOC)	1.18	12-1-2033	3,800,000	3,800,000
North Carolina Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0105 (Education Revenue, Morgan Stanley Bank LIQ) 144A	1.19	10-1-2055	2,250,500	2,250,500
North Carolina Tender Option Bond Trust Receipts/Certificates Series 2017-ZF2490 (Airport Revenue, Barclays Bank plc LIQ) 144A	1.19	7-1-2042	3,750,000	3,750,000
University of North Carolina Chapel Hill Series 2009-A (Education Revenue, TD Bank NA SPA)	1.12	2-1-2024	1,700,000	1,700,000

				21,575,500

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018	Wells Fargo National Tax-Free Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Ohio: 3.44%

Variable Rate Demand Notes ø: 3.44%
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.38%	5-1-2034	$7,965,000	$7,965,000
Ohio Capital Facilities Lease Adult Correctional Building Fund Series C (Miscellaneous Revenue)	1.19	10-1-2036	6,700,000	6,700,000
Ohio Tender Option Bond Trust Receipts/Certificates Series 2017-XF2438 (Education Revenue, Citibank NA LIQ) 144A	1.19	12-1-2024	2,000,000	2,000,000
RBC Municipal Products Incorporated Trust Series E-104 Ohio Water Development Authority Revenue (Water & Sewer Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.19	11-1-2019	6,000,000	6,000,000

				22,665,000

Other: 1.90%

Variable Rate Demand Notes ø: 1.90%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	1.21	2-15-2028	10,990,000	10,990,000
FHLMC MFHR Series M-031 Class A (Housing Revenue, FHLMC LIQ)	1.19	12-15-2045	980,000	980,000
FHLMC MFHR Series M-033 Class A (Housing Revenue, FHLMC LIQ)	1.19	3-15-2049	565,000	565,000

				12,535,000

Pennsylvania: 3.64%

Variable Rate Demand Notes ø: 3.64%
Pennsylvania HEFAR University of Pennsylvania Health System Series A (Health Revenue, Bank of America NA LOC)	1.01	1-1-2038	2,250,000	2,250,000
Pennsylvania Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0504 (Water & Sewer Revenue, TD Bank NA LIQ) 144A	1.31	8-15-2042	4,875,000	4,875,000
Southcentral Pennsylvania General Authority WellSpan Health Obliged Group Series 2014A Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0081 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.19	6-1-2044	3,000,000	3,000,000
Washington County PA Hospital Authority Monongahela Valley Hospital Project Series 2011 B (Health Revenue, PNC Bank NA LOC)	1.16	6-1-2041	11,220,000	11,220,000
Westmoreland County PA Municipal Authority Service Series 2016 Tender Option Bond Trust Receipts/Certificates Series 2017-ZF0539 (Water & Sewer Revenue, Build America Mutual Assurance Company Insured, TD Bank NA LIQ) 144A	1.31	8-15-2038	2,615,000	2,615,000

				23,960,000

Rhode Island: 1.52%

Variable Rate Demand Note ø: 1.52%
Narragansett Bay RI Commission Wastewater System Series 2013-A Tender Option Trust Receipts/Certificates Series 2016-XM0140 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	1.24	9-1-2020	10,000,000	10,000,000

South Carolina: 1.83%

Variable Rate Demand Notes ø: 1.83%
Greenville SC Health System Hospital Series 2014-B Tender Option Bond Trust Receipts/Certificates Series 2015-XF0145 (Health Revenue, TD Bank NA LIQ) 144A	1.20	5-30-2022	8,020,000	8,020,000
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	1.20	8-1-2025	2,725,000	2,725,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (Industrial Development Revenue, Branch Banking & Trust LOC)	1.22%	11-1-2034	$1,320,000	$1,320,000

				12,065,000

Tennessee: 2.78%

Variable Rate Demand Notes ø: 2.78%
Clarksville TN Public Building Authority Revenue Pooled Financing Tennessee Municipal Bond Funding Bank of America NA LOC (Other Revenue LOC) (Miscellaneous Revenue, Bank of America NA LOC)	1.06	7-1-2031	2,770,000	2,770,000
Clarksville TN Public Building Authority Tennessee Municipal Building Fund (Miscellaneous Revenue, Bank of America NA LOC)	1.06	11-1-2035	3,215,000	3,215,000
Franklin County TN HEFA Board University of the South Project Series 1998-B (Education Revenue, The University of South Tennessee LOC)	1.21	9-1-2018	1,200,000	1,200,000
Sevier County TN Public Building Authority Local Government Public Improvement Series 6-A1 (Miscellaneous Revenue, Branch Banking & Trust SPA)	1.18	6-1-2029	3,780,000	3,780,000
Shelby County TN Health Educational & Housing Facilities Board Multifamily Housing Hedgerow Apartments Series 2007-A1 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.14	12-15-2037	7,310,000	7,310,000

				18,275,000

Texas: 7.62%

Variable Rate Demand Notes ø: 7.62%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	1.24	9-1-2039	3,800,000	3,800,000
Brazos Harbor TX Industrial Development Corporation BASF Corporation Project Series 2001 (Industrial Development Revenue, BASF SE LOC)	1.19	7-1-2022	4,900,000	4,900,000
Dickinson TX Independent School District Unlimited Tax School House Refunding Bonds Series 2000 (GO Revenue, Societe Generale LIQ)	1.03	2-15-2028	12,680,000	12,680,000
Harris County TX Cultural Educational Facilities Finance Corporation Children’s Hospital Project Series 2009 Citigroup ROC Series 11821 (Health Revenue, Citibank NA LIQ) 144A	1.22	5-1-2019	2,000,000	2,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project (Industrial Development Revenue, Total SA LOC)	1.16	6-1-2041	5,000,000	5,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002-B (Resource Recovery Revenue, Flint Hills Resources LLC LOC)	1.12	7-1-2029	4,200,000	4,200,000
RBC Municipal Products Incorporated Trust Series E-98 (Utilities Revenue, Royal Bank of Canada LOC, Royal Bank of Canada SPA LOC) 144A	1.19	5-1-2018	7,600,000	7,600,000
Tarrant County TX Cultural Educational Facilities Finance Corporation Baylor Health Care System Project Series C (Health Revenue, TD Bank NA LOC)	0.98	11-15-2050	10,000,000	10,000,000

				50,180,000

Utah: 0.91%

Variable Rate Demand Note ø: 0.91%
Weber County UT Hospital IHC Health Services Series 2000-C (Health Revenue, Bank of New York Mellon SPA)	0.97	2-15-2035	6,000,000	6,000,000

Vermont: 0.42%

Variable Rate Demand Note ø: 0.42%
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008-A (Education Revenue, TD Bank NA LOC)	1.00	7-1-2033	2,765,000	2,765,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018	Wells Fargo National Tax-Free Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Virginia: 1.14%

Variable Rate Demand Notes ø: 1.14%
Fairfax County VA EDA Smithsonian Institution Series A (Miscellaneous Revenue, Northern Trust Company SPA)	1.15%	12-1-2033	$2,500,000	$2,500,000
Virginia Tender Option Bond Trust Receipts/Certificates Series 2017-XG0143 (Transportation Revenue, Citibank NA LIQ) 144A	1.18	5-1-2025	4,980,000	4,980,000

				7,480,000

Wisconsin: 2.85%

Variable Rate Demand Notes ø: 2.85%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank ACB LOC)	1.24	5-1-2037	15,200,000	15,200,000
Wisconsin PFA Midwestern Disaster Area Program Series 2011 (Industrial Development Revenue, Farm Credit Services America LOC)	1.24	9-1-2036	3,555,000	3,555,000

				18,755,000

Total Municipal Obligations (Cost $639,920,500)				639,920,500

Repurchase Agreements: 2.23%
Merrill Lynch Pierce Fenner & Smith, dated 1-31-2018, maturity value $14,700,547 ^^	1.34	2-1-2018	14,700,000	14,700,000

Total Repurchase Agreements (Cost $14,700,000)				14,700,000

Total investments in securities (Cost $654,620,500)	99.44%	654,620,500
Other assets and liabilities, net	0.56	3,658,973

Total net assets	100.00%	$658,279,473

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

^^	Collateralized by U.S. government securities, 2.00%, 6-30-2024 to 11-15-2026, fair value including accrued interest is $14,994,002.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo National Tax-Free Money Market Fund	Statement of assets and liabilities—January 31, 2018

Assets
Investments in unaffiliated securities, at amortized cost	$654,620,500
Cash	88,850
Receivable for investments sold	400,000
Receivable for Fund shares sold	3,133,488
Receivable for interest	1,079,020
Prepaid expenses and other assets	238,951

Total assets	659,560,809

Liabilities
Payable for Fund shares redeemed	768,718
Dividends payable	131,526
Custodian and accounting fees payable	97,977
Administration fees payable	62,237
Management fee payable	40,842
Trustees’ fees and expenses payable	2,062
Accrued expenses and other liabilities	177,974

Total liabilities	1,281,336

Total net assets	$658,279,473

NET ASSETS CONSIST OF
Paid-in capital	$658,359,422
Overdistributed net investment income	(80,187)
Accumulated net realized gains on investments	238

Total net assets	$658,279,473

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$119,524,221
Shares outstanding – Class A1	119,508,478
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$132,963,601
Shares outstanding – Administrator Class[1]	132,946,284
Net asset value per share – Administrator Class	$1.00
Net assets – Premier Class	$339,331,481
Shares outstanding – Premier Class[1]	339,306,028
Net asset value per share – Premier Class	$1.00
Net assets – Service Class	$66,460,170
Shares outstanding – Service Class[1]	66,452,196
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended January 31, 2018	Wells Fargo National Tax-Free Money Market Fund	17

Investment income
Interest	$5,040,268

Expenses
Management fee	789,745
Administration fees
Class A	277,905
Administrator Class	141,827
Premier Class	152,197
Service Class	81,722
Shareholder servicing fees
Class A	315,202
Administrator Class	141,617
Service Class	169,875
Custody and accounting fees	59,315
Professional fees	45,110
Registration fees	81,596
Shareholder report expenses	37,194
Trustees’ fees and expenses	20,112
Other fees and expenses	48,846

Total expenses	2,362,263
Less: Fee waivers and/or expense reimbursements	(441,376)

Net expenses	1,920,887

Net investment income	3,119,381

Net realized gains on investments	242,126

Net increase in net assets resulting from operations	$3,361,507

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo National Tax-Free Money Market Fund	Statement of changes in net assets

	Year ended January 31, 2018		Year ended January 31, 2017

Operations
Net investment income		$3,119,381		$1,933,555
Net realized gains on investments		242,126		195,185

Net increase in net assets resulting from operations		3,361,507		2,128,740

Distributions to shareholders from
Net investment income
Class A		(382,804)		(20,946)
Administrator Class		(905,450)		(363,184)
Premier Class[1]		(1,498,368)		(1,492,448)
Service Class		(332,806)		(21,340)
Sweep Class		N/A		(35,384)[2]
Net realized gains
Class A		(54,456)		(29,049)
Administrator Class		(62,316)		(140,887)
Premier Class[1]		(95,599)		(233,674)
Service Class		(29,513)		(13,473)
Sweep Class		N/A		(98,267)[2]

Total distributions to shareholders		(3,361,312)		(2,448,652)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	31,603,673	31,603,673	114,884,864	114,884,864
Administrator Class	34,823,759	34,823,759	92,880,863	92,880,863
Premier Class[1]	535,069,869	535,069,869	3,084,454,000	3,084,454,000
Service Class	5,485,972	5,485,972	147,571,199	147,571,199
Sweep Class	N/A	N/A	940,580,808 [2]	940,580,808 [2]

		606,983,273		4,380,371,734

Reinvestment of distributions
Class A	427,597	427,597	45,465	45,465
Administrator Class	947,752	947,752	478,069	478,069
Premier Class[1]	1,256,482	1,256,482	348,250	348,250
Service Class	126,990	126,990	12,977	12,977
Sweep Class	N/A	N/A	30,506 [2]	30,506 [2]

		2,758,821		915,267

Payment for shares redeemed
Class A	(48,207,213)	(48,207,213)	(272,167,842)	(272,167,842)
Administrator Class	(58,251,726)	(58,251,726)	(117,070,901)	(117,070,901)
Premier Class[1]	(302,887,004)	(302,887,004)	(4,659,151,833)	(4,659,151,833)
Service Class	(12,622,551)	(12,622,551)	(255,796,391)	(255,796,391)
Sweep Class	N/A	N/A	(1,583,291,129)[2]	(1,583,291,129)[2]

		(421,968,494)		(6,887,478,096)

Net asset value of shares issued in acquisition
Class A	N/A	N/A	120,222,543	120,102,778
Premier Class[1]	N/A	N/A	2,813,688	2,810,859
Service Class	N/A	N/A	19,115,113	19,095,896

		N/A		142,009,533

Net increase (decrease) in net assets resulting from capital share transactions		187,773,600		(2,364,181,562)

Total increase (decrease) in net assets		187,773,795		(2,364,501,474)

Net assets
Beginning of period		470,505,678		2,835,007,152

End of period		$658,279,473		$470,505,678

Overdistributed net investment income		$(80,187)		$(80,140)

[1]	Effective April 1, 2016, Institutional Class was renamed Premier Class.

[2]	For the period from February 1, 2016 to August 31, 2016. At the close of business on August 31, 2016, Sweep Class was liquidated and outstanding shares were automatically redeemed. Effective September 1, 2016, Sweep Class shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo National Tax-Free Money Market Fund	19

(For a share outstanding throughout each period)

	Year ended January 31
CLASS A	2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.35%	0.13%	0.02%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.65%	0.63%	0.63%	0.63%
Net expenses	0.64%	0.39%	0.08%	0.08%	0.12%
Net investment income	0.30%	0.02%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$119,524	$135,704	$172,725	$123,525	$203,609

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo National Tax-Free Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
ADMINISTRATOR CLASS	2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.69%	0.33%	0.02%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.41%	0.40%	0.36%	0.36%	0.36%
Net expenses	0.30%	0.27%	0.08%	0.08%	0.11%
Net investment income	0.64%	0.22%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$132,964	$155,448	$179,171	$191,766	$214,788

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo National Tax-Free Money Market Fund	21

(For a share outstanding throughout each period)

	Year ended January 31
PREMIER CLASS[1]	2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.01)	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.01)	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.79%	0.41%	0.02%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.28%	0.25%	0.24%	0.24%	0.24%
Net expenses	0.20%	0.18%	0.08%	0.08%	0.11%
Net investment income	0.79%	0.18%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$339,331	$105,881	$1,677,748	$2,269,187	$2,292,160

[1]	Effective April 1, 2016, Institutional Class was renamed Premier Class.

[2]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo National Tax-Free Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
SERVICE CLASS	2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.54%	0.20%	0.02%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.54%	0.53%	0.52%	0.53%
Net expenses	0.45%	0.32%	0.08%	0.08%	0.12%
Net investment income	0.49%	0.03%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$66,460	$73,472	$162,593	$139,915	$166,178

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo National Tax-Free Money Market Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo National Tax-Free Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

24	Wells Fargo National Tax-Free Money Market Fund	Notes to financial statements

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2018, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$639,920,500	$0	$639,920,500

Repurchase agreements	0	14,700,000	0	14,700,000
Total assets	$0	$654,620,500	$0	$654,620,500

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Notes to financial statements	Wells Fargo National Tax-Free Money Market Fund	25

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase. For the year ended January 31, 2018, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A	0.22%
Administrator Class	0.10
Premier Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.64% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Premier Class shares, and 0.45% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $964,951,000 and $757,375,000 in interfund purchases and sales, respectively, during the year ended January 31, 2018.

5. ACQUISITION

After the close of business on January 20, 2017, the Fund acquired the net assets of Wells Fargo Municipal Money Market Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Premier Class and Service Class shares of Wells Fargo Municipal Money Market Fund received Class A, Premier

26	Wells Fargo National Tax-Free Money Market Fund	Notes to financial statements

Class and Service Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Municipal Money Market Fund for 142,151,344 shares of the Fund valued at $142,009,533 at an exchange ratio of 1.00, 1.00, and 1.00 for Class A, Premier Class, and Service Class shares, respectively. The investment portfolio of Wells Fargo Municipal Money Market Fund with an amortized cost of $139,920,548 at January 20, 2017 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Municipal Money Market Fund and the Fund immediately prior to the acquisition were $142,009,533 and $325,404,888, respectively. The aggregate net assets of the Fund immediately after the acquisition were $476,414,421. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Municipal Money Market Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed February 1, 2016, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the twelve months ended January 31, 2017 would have been:

Net investment income	$2,239,826
Net realized gains on investments	$225,550
Net increase in net assets resulting from operations	$2,465,376

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended January 31, 2018 and January 31, 2017 were as follows:

	Year ended January 31
	2018	2017
Ordinary income	$284,906	$323,167
Tax-exempt income	2,909,850	1,757,834
Long-term capital gain	166,556	367,651

As of January 31, 2018, distributable earnings on a tax basis consisted of $135,411 in undistributed tax-exempt income and $242 in undistributed long-term gain.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo National Tax-Free Money Market Fund	27

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Wells Fargo National Tax-Free Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, including the portfolio of investments, as of January 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2018, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies, however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.

Boston, Massachusetts

March 29, 2018

28	Wells Fargo National Tax-Free Money Market Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $166,556 was designated as a 20% rate gain distribution for the fiscal year ended January 31, 2018.

For the fiscal year ended January 31, 2018, $209,431 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2018, 75,328 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

Pursuant to Section 852 of the Internal Revenue Code, 93.28% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended January 31, 2018.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo National Tax-Free Money Market Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

30	Wells Fargo National Tax-Free Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo National Tax-Free Money Market Fund	31

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

32	Wells Fargo National Tax-Free Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309108 03-18 A309/AR309 01-18

Annual Report

January 31, 2018

Government Money Market Funds

∎	Wells Fargo Treasury Plus Money Market Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Treasury Plus Money Market Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Globally, investing in stocks and bonds delivered favorable returns during the past 12 months.

Dear Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Treasury Plus Money Market Fund for the 12-month period that ended January 31, 2018. Globally, investing in stocks and bonds delivered favorable returns during the past 12 months. U.S. and international stocks returned 26.41% and 29.68%, respectively, for the period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index
(Net)2, respectively. Within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 2.15% and the Bloomberg Barclays Municipal Bond Index4 returned 3.52% as interest rates rose.

Short-term interest rates as measured by Treasury bills—maturities ranging from 3 to 12 months—increased an average of 100 basis points (bps: 100 bps equal 1.00%) during the period. For comparison, during the period, rates for 10-year Treasury bonds increased only 27 bps and 30-year Treasury bond rates fell 10 basis points.

Globally, synchronized growth, low inflation, and accommodative monetary policies supported investing.

During the first half of 2017, stocks rallied globally. In the U.S., the Republican Party assumed control of the White House and both houses of Congress, promising business-friendly policies and regulations that favorably influenced investor sentiment. Hiring was strong and corporate profits increased. Internationally, stocks gained, especially in the emerging markets. Economic growth, improved corporate earnings, monetary policies supportive of businesses and equity investments, and a weaker U.S. dollar supported stocks.

In March 2017, the U.S. Federal Reserve (Fed) raised its target interest rate by 0.25% to a range of 0.75% to 1.00%. Following the rate increase, short-term bond yields in the U.S. rose. Longer-term Treasury yields were little changed because inflation indicators were restrained, leading to lower but positive performance for fixed income relative to equities. Municipal bond returns were positive, helped by strong demand and constrained new-issue supply. The Fed raised the target interest rate once again in June to a range of 1.00% to 1.25%. Ten-year U.S. Treasury yields declined, the yield curve flattened, and long-term bond prices benefited.

As global growth improved in the third quarter of 2017, investment markets advanced.

Globally, stocks moved higher during the third quarter of 2017 as they were subject to the same positive economic conditions that influenced the first half of the year: moderately accelerating global economic growth supported by improving corporate earnings as well as low inflation and interest rates. Brief episodes of geopolitical tensions, primarily associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding the new U.S. administration’s trade policies, did not discourage investing activity. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate.

Outside the U.S., stocks in international developed and emerging markets also benefited from improved economic growth. While advances in emerging markets equity valuations slowed compared with the pace of the first half of 2017, they continued an upward path. Central banks in Europe, Asia, and Japan maintained low-interest-rate policies that supported business growth and equity investing.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Treasury Plus Money Market Fund	3

In the U.S., Fed officials announced in October plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets moved higher. Synchronous economic expansion worldwide continued with mild inflation and low volatility. Data released during the quarter reflected a healthy U.S. economy. Third-quarter economic output grew at a 3.2% annual rate. Increased hiring pushed the unemployment rate down to a 17-year low of 4.1%. Tax reform in the U.S. that passed as the year ended also encouraged increased spending among businesses and individuals. Signs of long-awaited wage growth appeared to emerge.

Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, accelerated trade growth, and the firming of prices for some of the commodities that are essential exports of many international economies.

October 2017 marked one year since regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for the short-term investment opportunities afforded them by money market funds.

In December 2017, the Fed raised the federal funds rate target to a range of 1.25% to 1.50%. The Fed also began reducing its bond portfolio. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Treasury Plus Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of January 31, 20181

					Expense ratios[2] (%)
		1 year	5 year	10 year	Gross	Net[3]
Class A (PIVXX)	7-28-2003	0.38	0.08	0.14	0.62	0.62
Administrator Class (WTPXX)	3-31-2008	0.65	0.15	0.19	0.35	0.35
Institutional Class (PISXX)	8-11-1995	0.79	0.21	0.24	0.23	0.20
Service Class (PRVXX)	10-1-1985	0.54	0.12	0.17	0.52	0.45
Sweep Class	6-30-2010	0.24	0.06	0.13	0.78	0.78

Yield summary (%) as of January 31, 20183

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.75	1.03	1.17	0.92	0.60
7-day compound yield	0.76	1.03	1.18	0.92	0.60
30-day simple yield	0.75	1.02	1.16	0.91	0.59
30-day compound yield	0.75	1.02	1.17	0.91	0.59

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or a contingent deferred sales charge.

For government money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Treasury Plus Money Market Fund	5

Portfolio composition as of January 31, 2018[4]

Effective maturity distribution as of January 31, 2018[4]

Weighted average maturity as of January 31, 2018[5]
37 days

Weighted average life as of January 31, 2018[6]
68 days

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Sweep Class. If these expenses had not been included, returns would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class, and 0.83% for Sweep Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 0.75%, 1.03%, 1.15%, 0.85%, and 0.60% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

[7]	The Bank of New York (BNY) Mellon Treasury Tri-Party Repo Index reflects the daily average of the interest rates negotiated between buyers and sellers for repurchase transactions involving particular collateral types where BNY Mellon acts as agent and intermediary for the buyer and seller. This index specifically reflects the interest rate for repo transactions collateralized by U.S. Treasuries, excluding Separate Trading of Registered Interest and Principal of Securities. You cannot invest directly in an index.

6	Wells Fargo Treasury Plus Money Market Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

The Fund’s fiscal year that ended January 31, 2018, was characterized by steadily rising interest rates as overnight rates finally rose above 1.00% after spending more than eight years below that level—including seven years at yields near zero. After beginning to raise rates in a halting fashion, with one 0.25% rate hike in both December 2015 and December 2016, the U.S. Federal Reserve (Fed) began to normalize interest rates in earnest in 2017. The fiscal year began with the target range on the federal funds rate set by the Fed at 0.50% to 0.75%. The Fed raised the target range by 0.25% three times during the year—in March, June, and December—with the resulting federal funds rate target set at 1.25% to 1.50% at the end of the period. In addition to raising interest rates, the Fed also began shrinking its balance sheet in October by allowing a portion of the Treasury and mortgage-backed securities it acquired during its quantitative easing programs to mature without being reinvested. In doing so, the Fed is removing the last vestiges of its efforts to help the economy recover from the financial crisis, signaling that it views the recovery as largely complete.

The U.S. economy grew steadily throughout the year at an average rate of 2.5%, while the unemployment rate fell from 4.8% at the beginning of the fiscal year to 4.1% at the end. In addition, the underemployment rate, which includes workers marginally attached to the labor force and those working part time for economic reasons, fell from 9.4% to 8.2% over the same period, putting both measures at or below their lows in the years preceding the financial crisis. These measures, among others, likely gave the Fed the confidence it displayed in removing accommodation at the fastest pace since the financial crisis, moving to normalize interest rates and its balance sheet.

Interest rates on all categories of government money market securities moved gradually higher throughout the year, consistent with the Fed’s moves. The 3-month Treasury bill (T-bill) yields averaged 0.52% during February 2017, the first month of the fiscal year; 1.42% during January 2018, the last month of the fiscal year; and 1.01% for the entire fiscal year. This compares with an average of 0.33% for the year that ended January 31, 2017. Similarly, average 6-month T-bill yields were 0.65% in February 2017; 1.60% in January 2018; and 1.14% over the whole fiscal year, up from 0.46% in the previous fiscal year.

The yields on repurchase agreements (repos) generally followed the same path and were also heavily influenced by the Fed’s decisions. Overnight Treasury repo rates, as measured by the BNY Mellon Treasury Tri-Party Repo Index,7 averaged 0.51% in February 2017, the fiscal year’s first month, and 1.30% in January 2018, the fiscal year’s last month. For the entire fiscal year that ended January 31, 2018, the average Treasury repo yield was 0.94%, up from 0.32% for the previous fiscal year.

Our investment strategy remained consistent throughout the year. We invested in T-bills and U.S. Treasury notes—including floating-rate notes as well as repos collateralized by Treasury securities—while taking into account the Fund’s overall level of liquidity and average maturity.

Strategic outlook

The economy has continued its solid performance, with a stronger labor market and very gradually rising—but still below target—inflation. The Fed has signaled that it will continue to proceed cautiously, weighing incoming economic data and other factors and modifying its interest-rate path accordingly, and it currently projects that it will continue to raise rates throughout the coming year. The fiscal boost likely to come in 2018 from changes in U.S. tax policy and rates enacted late in 2017 should increase the likelihood of the Fed following through on its projections. In addition, T-bill issuance to the public by the U.S. Treasury should be bolstered by expected rising federal deficits and by the Fed stepping back as a buyer of Treasury securities as it lets its balance sheet shrink. These factors suggest that interest rates on U.S. government money market securities may continue to rise in 2018. Among the risks to this outlook are political developments in both the U.S. and abroad; a pullback in risk asset valuations, which have expanded robustly over the past fiscal year; and a turn in the economic cycle, as the current expansion is well-aged by historical standards. In the face of this uncertainty, we believe that our investment strategy, with its focus on capital preservation and liquidity, will enable the Fund to continue to meet its objectives.

Please see footnotes on page 5.

Fund expenses (unaudited)	Wells Fargo Treasury Plus Money Market Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2017 to January 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8-1-2017	Ending account value 1-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,002.72	$3.11	0.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$3.14	0.62%
Administrator Class
Actual	$1,000.00	$1,004.09	$1.75	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	$1.76	0.35%
Institutional Class
Actual	$1,000.00	$1,004.82	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.19	$1.02	0.20%
Service Class
Actual	$1,000.00	$1,003.56	$2.28	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.93	$2.30	0.45%
Sweep Class
Actual	$1,000.00	$1,001.92	$3.91	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.95	0.78%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Treasury Plus Money Market Fund	Portfolio of investments—January 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^: 61.39%
Bank of Montreal, dated 1-31-2018, maturity value $200,007,278 (1)	1.31%	2-1-2018	$200,000,000	$200,000,000
Barclays Capital Incorporated, dated 1-31-2018, maturity value $900,033,750 (2)	1.35	2-1-2018	900,000,000	900,000,000
BNP Paribas, dated 1-31-2018, maturity value $774,028,595 (3)	1.33	2-1-2018	774,000,000	774,000,000
BNP Paribas, dated 12-6-2017, maturity value $150,330,417 (4)	1.30	2-5-2018	150,000,000	150,000,000
Citigroup Global Markets Incorporated, dated 1-25-2018, maturity value $250,063,194 (5)	1.30	2-1-2018	250,000,000	250,000,000
Credit Agricole, dated 1-26-2018, maturity value $200,105,000 (6)	1.35	2-9-2018	200,000,000	200,000,000
Credit Agricole, dated 1-30-2018, maurity value $250,064,167 (7)	1.32	2-6-2018	250,000,000	250,000,000
Deutsche Bank Securities, dated 1-31-2018, maturity value $600,022,333 (8)	1.34	2-1-2018	600,000,000	600,000,000
Federal Reserve Bank of New York, dated 1-31-2018, maturity value $1,250,043,403 (9)	1.25	2-1-2018	1,250,000,000	1,250,000,000
Fixed Income Clearing Corporation, dated 1-31-2018, maturity value $1,000,037,778 (10)	1.36	2-1-2018	1,000,000,000	1,000,000,000
HSBC Securities USA Incorporated, dated 1-31-2018, maturity value $200,007,444 (11)	1.34	2-1-2018	200,000,000	200,000,000
ING Financial Markets LLC, dated 1-31-2018, maturity value $250,009,306 (12)	1.34	2-1-2018	250,000,000	250,000,000
JPMorgan Securities, dated 1-2-2018, maturity value $550,609,583 (13)¢øø§	1.33	2-1-2018	550,000,000	550,000,000
JPMorgan Securities, dated 1-31-2018, maturity value $625,023,785 (14)	1.37	2-1-2018	625,000,000	625,000,000
Merrill Lynch, dated 1-31-2018, maturity value $252,209,387 (15)	1.34	2-1-2018	252,200,000	252,200,000
MetLife Incorporated, dated 1-31-2018, maturity value $125,005,010 (16)	1.36	2-1-2018	125,000,288	125,000,288
Nomura, dated 1-30-2018, maturity value $300,075,833 (17)	1.30	2-6-2018	300,000,000	300,000,000
Prudential, dated 1-31-2018, maturity value $290,848,568 (18)	1.37	2-1-2018	290,837,500	290,837,500
Prudential, dated 1-31-2018, maturity value $42,925,633 (19)	1.37	2-1-2018	42,924,000	42,924,000
RBC Dominion Securities Incorporated (Canada), dated 1-31-2018, maturity value $550,020,319 (20)	1.33	2-1-2018	550,000,000	550,000,000
Royal Bank of Canada, dated 1-26-2018, maturity value $100,025,083 (21)	1.29	2-2-2018	100,000,000	100,000,000
Royal Bank of Canada, dated 1-31-2018, maturity value $250,009,236 (22)	1.33	2-1-2018	250,000,000	250,000,000
Royal Bank of Scotland plc, dated 1-31-2018, maturity value $500,018,611 (23)	1.34	2-1-2018	500,000,000	500,000,000
Societe Generale, dated 1-9-2018, maturity value $50,068,000 (24)	1.36	2-14-2018	50,000,000	50,000,000
Societe Generale, dated 1-19-2018, maturity value $150,187,000 (25)	1.36	2-21-2018	150,000,000	150,000,000

Total Repurchase Agreements (Cost $9,809,961,788)				9,809,961,788

Treasury Debt: 38.89%
U.S. Treasury Bill (z)	1.13	3-8-2018	140,000,000	139,847,458
U.S. Treasury Bill (z)	1.25	4-26-2018	110,000,000	109,680,450
U.S. Treasury Bill (z)	1.27	5-3-2018	400,000,000	398,721,639
U.S. Treasury Bill (z)	1.30	5-10-2018	280,000,000	279,013,194
U.S. Treasury Bill (z)	1.37	5-17-2018	200,000,000	199,205,879
U.S. Treasury Bill (z)	1.42	4-19-2018	240,000,000	239,273,173
U.S. Treasury Bill (z)	1.43	5-24-2018	100,000,000	99,558,378
U.S. Treasury Bill (z)	1.45	5-31-2018	240,000,000	238,860,328
U.S. Treasury Bill (z)	1.46	6-7-2018	175,000,000	174,112,750
U.S. Treasury Bill (z)	1.49	6-21-2018	83,450,000	82,969,943
U.S. Treasury Bill (z)	1.55	6-28-2018	60,000,000	59,622,210
U.S. Treasury Bill (z)	1.58	7-5-2018	170,000,000	168,862,753
U.S. Treasury Bill (z)	1.58	7-12-2018	110,000,000	109,228,094
U.S. Treasury Bill (z)	1.61	7-19-2018	180,000,000	178,660,317
U.S. Treasury Bill (z)%%	1.65	8-2-2018	40,000,000	39,668,154
U.S. Treasury Note	0.63	4-30-2018	100,000,000	99,850,732
U.S. Treasury Note	0.75	2-28-2018	16,000,000	15,994,622

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018	Wells Fargo Treasury Plus Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Treasury Debt (continued)
U.S. Treasury Note	0.75%	4-15-2018	$79,910,000	$79,835,214
U.S. Treasury Note	0.75	4-30-2018	215,000,000	214,742,714
U.S. Treasury Note	0.75	9-30-2018	30,000,000	29,814,569
U.S. Treasury Note	0.88	3-31-2018	60,000,000	59,972,073
U.S. Treasury Note	0.88	5-31-2018	87,000,000	86,890,438
U.S. Treasury Note	0.88	10-15-2018	169,365,000	168,387,199
U.S. Treasury Note	1.00	5-31-2018	164,322,000	164,167,835
U.S. Treasury Note	1.25	10-31-2018	60,000,000	59,787,945
U.S. Treasury Note	1.25	11-30-2018	26,000,000	25,869,461
U.S. Treasury Note	1.38	9-30-2018	250,000,000	249,414,169
U.S. Treasury Note ##	1.38	11-30-2018	40,000,000	39,868,139
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.00%) ±	1.44	1-31-2020	60,000,000	60,000,000
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	1.48	10-31-2019	247,000,000	247,021,734
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	1.50	7-31-2019	90,000,000	90,004,921
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.14%) ±	1.58	1-31-2019	270,000,000	270,034,692
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.17%) ±	1.61	10-31-2018	260,000,000	259,990,239
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.17%) ±	1.61	7-31-2018	350,000,000	350,000,968
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.19%) ±	1.63	4-30-2018	186,851,000	186,854,357
U.S. Treasury Note	2.38	5-31-2018	275,700,000	276,673,345
U.S. Treasury Note	2.63	4-30-2018	241,370,000	242,197,243
U.S. Treasury Note	2.75	2-28-2018	100,000,000	100,113,207
U.S. Treasury Note	3.50	2-15-2018	180,000,000	180,156,666
U.S. Treasury Note	3.88	5-15-2018	137,000,000	138,024,894

Total Treasury Debt (Cost $6,212,952,096)				6,212,952,096

Total investments in securities (Cost $16,022,913,884)	100.28%	16,022,913,884
Other assets and liabilities, net	(0.28)	(44,354,962)

Total net assets	100.00%	$15,978,558,922

^^	Collateralized by:

(1)	U.S. government securities, 0.00% to 9.00%, 2-1-2018 to 11-15-2047, fair value including accrued interest is $204,000,090.

(2)	U.S. government securities, 0.00% to 3.38%, 5-15-2018 to 5-15-2047, fair value including accrued interest is $918,000,029.

(3)	U.S. government securities, 0.00% to 8.50%, 2-1-2018 to 8-15-2046, fair value including accrued interest is $789,480,000.

(4)	U.S. government securities, 0.00% to 3.88%, 2-8-2018 to 5-15-2046, fair value including accrued interest is $153,000,000.

(5)	U.S. government securities, 1.00% to 7.13%, 5-15-2018 to 11-15-2026, fair value including accrued interest is $255,000,062.

(6)	U.S. government securities, 0.13%, 4-15-2021, fair value including accrued interest is $204,000,016.

(7)	U.S. government securities, 1.75% to 3.88%, 5-15-2022 to 4-15-2029, fair value including accrued interest is $255,000,064.

(8)	U.S. government securities, 0.13% to 2.75%, 2-28-2018 to 7-15-2026, fair value including accrued interest is $612,000,051.

(9)	U.S. government securities, 2.00% to 3.50%, 5-15-2020 to 5-15-2042, fair value including accrued interest is $1,250,043,461.

(10)	U.S. government securities, 2.50% to 3.00%, 5-15-2045 to 5-15-2047, fair value including accrued interest is $1,020,000,024.

(11)	U.S. government securities, 0.00% to 2.25%, 2-15-2018 to 11-15-2027, fair value including accrued interest is $204,000,481.

(12)	U.S. government securities, 1.38% to 2.50%, 1-31-2021 to 8-15-2023, fair value including accrued interest is $255,102,041.

(13)	U.S. government securities, 0.75% to 3.63%, 4-15-2028 to 2-15-2042, fair value including accrued interest is $561,002,263.

(14)	U.S. government securities, 1.88% to 3.75%, 3-31-2022 to 2-15-2047, fair value including accrued interest is $637,506,395.

(15)	U.S. government securities, 2.00%, 6-30-2024 to 11-15-2026, fair value including accrued interest is $257,244,038.

(16)	U.S. government securities, 1.25%, 8-31-2019, fair value including accrued interest is $126,912,951.

(17)	U.S. government securities, 0.00% to 8.88%, 5-15-2018 to 2-15-2047, fair value including accrued interest is $306,000,000.

(18)	U.S. government securities, 0.00% to 2.00%, 12-31-2021 to 2-15-2026, fair value including accrued interest is $296,654,250.

(19)	U.S. government securities, 0.00%, 2-15-2018, fair value including accrued interest is $43,782,480.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Treasury Plus Money Market Fund	Portfolio of investments—January 31, 2018

(20)	U.S. government securities, 0.75% to 3.00%, 10-31-2018 to 8-15-2047, fair value including accrued interest is $561,000,001.

(21)	U.S. government securities, 0.13% to 2.00%, 4-15-2020 to 1-15-2026, fair value including accrued interest is $102,000,099.

(22)	U.S. government securities, 0.13% to 0.38%, 4-15-2019 to 7-15-2023, fair value including accrued interest is $255,000,051.

(23)	U.S. government securities, 0.00%, 3-29-2018 to 5-17-2018, fair value is $510,000,284.

(24)	U.S. government securities, 0.00% to 3.75%, 5-15-2018 to 11-15-2043, fair value including accrued interest is $51,000,009.

(25)	U.S. government securities, 0.25% to 6.88%, 10-15-2018 to 8-15-2025, fair value including accrued interest is $153,000,049.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

(z)	Zero coupon security. The rate represents the current yield to maturity.

%%	The security is issued on a when-issued basis.

##	All or a portion of this security is segregated for when-issued securities.

±	Variable rate investment. The rate shown is the rate in effect at period end.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2018	Wells Fargo Treasury Plus Money Market Fund	11

Assets
Investments in repurchase agreements, at amortized cost	$9,809,961,788
Investments in unaffiliated securities, at amortized cost	6,212,952,096
Receivable for Fund shares sold	147,591
Receivable for interest	13,493,946
Prepaid expenses and other assets	619,402

Total assets	16,037,174,823

Liabilities
Payable for investments purchased	39,668,153
Dividends payable	9,921,905
Payable for Fund shares redeemed	4,218,710
Management fee payable	1,593,161
Administration fees payable	1,356,194
Due to custodian bank	493,877
Trustees’ fees and expenses payable	2,359
Distribution fee payable	30
Accrued expenses and other liabilities	1,361,512

Total liabilities	58,615,901

Total net assets	$15,978,558,922

NET ASSETS CONSIST OF
Paid-in capital	$15,978,767,365
Overdistributed net investment income	(289,731)
Accumulated net realized gains on investments	81,288

Total net assets	$15,978,558,922

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$1,291,722,631
Shares outstanding – Class A1	1,291,547,724
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$142,197,607
Shares outstanding – Administrator Class[1]	142,189,200
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$13,085,243,635
Shares outstanding – Institutional Class[1]	13,083,667,317
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$1,459,294,965
Shares outstanding – Service Class[1]	1,459,144,453
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$100,084
Shares outstanding – Sweep Class[1]	100,073
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Treasury Plus Money Market Fund	Statement of operations—year ended January 31, 2018

Investment income
Interest	$155,311,971

Expenses
Management fee	21,640,314
Administration fees
Class A	3,326,678
Administrator Class	87,994
Institutional Class	9,930,371
Service Class	1,775,238
Sweep Class	29
Shareholder servicing fees
Class A	3,780,316
Administrator Class	87,994
Service Class	3,698,412
Sweep Class	252
Distribution fee
Sweep Class	350
Custody and accounting fees	658,768
Professional fees	49,563
Registration fees	91,053
Shareholder report expenses	39,143
Trustees’ fees and expenses	20,333
Other fees and expenses	60,221

Total expenses	45,247,029
Less: Fee waivers and/or expense reimbursements	(4,199,556)

Net expenses	41,047,473

Net investment income	114,264,498

Net realized gains on investments	81,289

Net increase in net assets resulting from operations	$114,345,787

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Treasury Plus Money Market Fund	13

	Year ended January 31, 2018		Year ended January 31, 2017

Operations
Net investment income		$114,264,498		$24,891,136
Net realized gains on investments		81,289		81,744

Net increase in net assets resulting from operations		114,345,787		24,972,880

Distributions to shareholders from
Net investment income
Class A		(5,757,833)		(163,265)
Administrator Class		(532,884)		(51,470)
Institutional Class		(100,053,459)		(24,297,004)
Service Class		(7,920,085)		(350,804)
Sweep Class		(237)		(131)
Net realized gains
Class A		(7,685)		0
Administrator Class		(158)		0
Institutional Class		(63,379)		0
Service Class		(6,202)		0
Sweep Class		(1)		0

Total distributions to shareholders		(114,341,923)		(24,862,674)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	9,977,869,822	9,977,869,822	11,296,081,222	11,296,081,222
Administrator Class	947,917,891	947,917,891	499,035,081	499,035,081
Institutional Class	129,675,413,942	129,675,413,942	122,393,174,334	122,393,174,334
Service Class	6,215,918,108	6,215,918,108	7,018,205,428	7,018,205,428
Sweep Class	0	0	3,292,744	3,292,744

		146,817,119,763		141,209,788,809

Reinvestment of distributions
Class A	2,542,405	2,542,405	53,041	53,041
Administrator Class	471,776	471,776	50,911	50,911
Institutional Class	33,325,578	33,325,578	10,877,460	10,877,460
Service Class	2,548,849	2,548,849	108,713	108,713
Sweep Class	68	68	126	126

		38,888,676		11,090,251

Payment for shares redeemed
Class A	(10,434,003,791)	(10,434,003,791)	(11,507,366,314)	(11,507,366,314)
Administrator Class	(912,432,946)	(912,432,946)	(494,273,687)	(494,273,687)
Institutional Class	(128,113,332,177)	(128,113,332,177)	(123,531,631,920)	(123,531,631,920)
Service Class	(6,259,590,464)	(6,259,590,464)	(6,857,724,021)	(6,857,724,021)
Sweep Class	0	0	(6,337,930)	(6,337,930)

		(145,719,359,378)		(142,397,333,872)

Net increase (decrease) in net assets resulting from capital share transactions		1,136,649,061		(1,176,454,812)

Total increase (decrease) in net assets		1,136,652,925		(1,176,344,606)

Net assets
Beginning of period		14,841,905,997		16,018,250,603

End of period		$15,978,558,922		$14,841,905,997

Overdistributed net investment income		$(289,731)		$(289,731)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
CLASS A	2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	0.00	0.00	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.38%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.62%	0.62%	0.62%	0.62%
Net expenses	0.61%	0.39%	0.11%	0.06%	0.06%
Net investment income	0.38%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,291,723	$1,745,419	$1,956,626	$1,733,107	$1,998,010

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Treasury Plus Money Market Fund	15

(For a share outstanding throughout each period)

	Year ended January 31
ADMINISTRATOR CLASS	2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]

Total from investment operations	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	0.00	0.00	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.65%	0.06%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.34%	0.34%	0.34%	0.34%
Net expenses	0.35%	0.34%	0.10%	0.06%	0.07%
Net investment income	0.61%	0.05%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$142,198	$106,246	$101,432	$106,179	$98,633

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
INSTITUTIONAL CLASS	2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]

Total from investment operations	0.01 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	0.00	0.00	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.79%	0.20%	0.02%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.23%	0.23%	0.23%
Net expenses	0.20%	0.20%	0.10%	0.06%	0.06%
Net investment income	0.81%	0.20%	0.02%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$13,085,244	$11,489,674	$12,617,153	$11,190,887	$9,522,210

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Treasury Plus Money Market Fund	17

(For a share outstanding throughout each period)

	Year ended January 31
SERVICE CLASS	2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]

Total from investment operations	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	0.00	0.00	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.54%	0.02%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.52%	0.52%
Net expenses	0.45%	0.38%	0.11%	0.06%	0.06%
Net investment income	0.54%	0.03%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,459,295	$1,500,467	$1,339,895	$1,845,375	$1,589,951

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
SWEEP CLASS	2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1,2]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	0.00	0.00	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.24%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.96%	0.97%	0.97%	0.97%
Net expenses	0.75%	0.34%	0.11%	0.06%	0.06%
Net investment income	0.24%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$100	$100	$3,145	$3,054	$20,122

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Treasury Plus Money Market Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Treasury Plus Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

20	Wells Fargo Treasury Plus Money Market Fund	Notes to financial statements

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued declared and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2018, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements	Wells Fargo Treasury Plus Money Market Fund	21

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Repurchase agreements	$0	$9,809,961,788	$0	$9,809,961,788

Treasury debt	0	6,212,952,096	0	6,212,952,096
Total assets	$0	$16,022,913,884	$0	$16,022,913,884

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase. For the year ended January 31, 2018, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12
Sweep Class	0.03

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.45% for Service Class shares, and 0.83% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to June 1, 2017, the Fund’s expenses were capped at 1.00% for Sweep Class shares. During the year ended January 31, 2018, Funds Management voluntarily waived additional expenses to maintain a positive yield.

22	Wells Fargo Treasury Plus Money Market Fund	Notes to financial statements

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $114,341,923 and $24,862,674 of ordinary income for the years ended January 31, 2018 and January 31, 2017, respectively.

As of January 31, 2018, distributable earnings on a tax basis consisted of $9,957,589 in undistributed ordinary income.

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo Treasury Plus Money Market Fund	23

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Wells Fargo Treasury Plus Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, including the portfolio of investments, as of January 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2018, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies, however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.

Boston, Massachusetts

March 29, 2018

24	Wells Fargo Treasury Plus Money Market Fund	Other information (unaudited)

TAX INFORMATION

For the fiscal year ended January 31, 2018, $106,613,635 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2018, $77,425 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2018, 46.19% of the dividends distributed was derived from interest on U.S. government securities.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Treasury Plus Money Market Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Treasury Plus Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Treasury Plus Money Market Fund	27

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

28	Wells Fargo Treasury Plus Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309109 03-18 A314/AR314 01-18

ITEM 2.	CODE OF ETHICS

(a) As of the end of the period covered by the report, Wells Fargo Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended January 31, 2018	Fiscal year ended January 31, 2017
Audit fees	$311,525	$306,344
Audit-related fees	—	—
Tax fees (1)	15,360	14.960
All other fees	—	—

	$326,885	$321,304

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit COE.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: March 29, 2018

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: March 29, 2018